As filed with the Securities and Exchange Commission on November 17, 2020

1933 Act File No. 333-[•]

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Pre-Effective Amendment No.                             ☐

Post-Effective Amendment No.                           ☐

(Check appropriate box or boxes)

AQR Funds

(Exact Name of Registrant as Specified in Charter)

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (203) 742-3600

H.J. Willcox, Esq.

Principal & Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

(Name and Address of Agent for Service)

With copies to:

David W. Blass, Esq.

Ryan P. Brizek, Esq.

Simpson Thacher & Bartlett LLP

900 G Street, N.W.

Washington, D.C. 20001

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Shares of Beneficial Interest, par value, $0.001 per share.

It is proposed that this filing will become effective on December 30, 2020 pursuant to Rule 488 under the Securities Act of 1933.

Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940; accordingly, no fee is payable with this filing in reliance upon Section 24(f).

AQR Funds

AQR EMERGING MULTI-STYLE FUND

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

AQR TM INTERNATIONAL MULTI-STYLE FUND

AQR TM LARGE CAP MOMENTUM STYLE FUND

AQR TM LARGE CAP MULTI-STYLE FUND

AQR TM SMALL CAP MOMENTUM STYLE FUND

AQR TM SMALL CAP MULTI-STYLE FUND

[•], 2020

Dear Shareholder:

We are writing to inform you about reorganizations that will affect your investment in one or more of the AQR Funds listed in the table below. Specifically, the Board of Trustees of the AQR Funds (the “Trust”) has approved the reorganization of your mutual fund into a corresponding mutual fund that is also advised by AQR Capital Management, LLC (“AQR”) and is listed to the right of your mutual fund in the table below. These “Target Funds” and “Acquiring Funds” are collectively referred to as the “Funds.” The Fund that will survive each reorganization is referred to as a “Combined Fund.” Each Fund is a separate series of the Trust.

Target Funds	Acquiring Funds
AQR Emerging Multi-Style Fund	AQR TM Emerging Multi-Style Fund
AQR TM International Momentum Style Fund	AQR International Momentum Style Fund
AQR TM International Multi-Style Fund	AQR International Multi-Style Fund
AQR TM Large Cap Momentum Style Fund	AQR Large Cap Momentum Style Fund
AQR TM Large Cap Multi-Style Fund	AQR Large Cap Multi-Style Fund
AQR TM Small Cap Momentum Style Fund	AQR Small Cap Momentum Style Fund
AQR TM Small Cap Multi-Style Fund	AQR Small Cap Multi-Style Fund

The reorganizations do not require your approval, and you are not being asked to vote. The attached Combined Information Statement/Prospectus contains information about each reorganization and the characteristics of each Combined Fund, outlines the differences between each Target Fund, its respective Acquiring Fund and the applicable Combined Fund and provides details about the terms and conditions of the reorganizations. You should review the Combined Information Statement/Prospectus carefully.

In each reorganization, your Target Fund shares will be exchanged for the same class of shares of the Acquiring Fund with the same aggregate net asset value of the Target Fund shares that you currently hold. It is currently anticipated that the reorganization of each Target Fund will be effected on a tax-free basis for federal income tax purposes. The reorganizations are expected to close during the first quarter of 2021.

AQR proposed the reorganizations in an effort to achieve certain operating efficiencies. AQR believes Fund shareholders generally will benefit more from the potential operating efficiencies and economies of scale that may be achieved by combining Fund assets in each respective reorganization, than by continuing to operate the Funds separately. The Board of Trustees of the Trust has unanimously approved your Fund’s reorganization and believes the reorganization is in the best interests of your Fund.

If you have any questions, please call (866) 290-2688.

Sincerely,

Ted Pyne

Chief Executive Officer and President

AQR Funds

Combined Information Statement/Prospectus

AQR Funds

AQR EMERGING MULTI-STYLE FUND

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

AQR TM INTERNATIONAL MULTI-STYLE FUND

AQR TM LARGE CAP MOMENTUM STYLE FUND

AQR TM LARGE CAP MULTI-STYLE FUND

AQR TM SMALL CAP MOMENTUM STYLE FUND

AQR TM SMALL CAP MULTI-STYLE FUND

AQR TM EMERGING MULTI-STYLE FUND

AQR INTERNATIONAL MOMENTUM STYLE FUND

AQR INTERNATIONAL MULTI-STYLE FUND

AQR LARGE CAP MOMENTUM STYLE FUND

AQR LARGE CAP MULTI-STYLE FUND

AQR SMALL CAP MOMENTUM STYLE FUND

AQR SMALL CAP MULTI-STYLE FUND

Two Greenwich Plaza, 4th Floor Greenwich, CT 06830 (203) 742-3600 Dated [•], 2020

This Combined Information Statement/Prospectus (“Statement”) will be delivered to shareholders on or about January 11, 2021.

This Statement is being furnished to you because you are a shareholder of one or more of the mutual funds set out in the table below under the heading “Target Funds” (each, a “Target Fund,” and together, the “Target Funds”). As provided in an Agreement and Plan of Reorganization (each, a “Reorganization Agreement” and together, the “Reorganization Agreements”), each Target Fund will be reorganized (each, a “Reorganization” and together, the “Reorganizations”) into a corresponding mutual fund that is also advised by AQR Capital Management, LLC (“AQR” or the “Adviser”), as set out in the table below under the heading “Acquiring Funds” (each, an “Acquiring Fund,” and together, the “Acquiring Funds,” and collectively with the Target Funds, the “Funds”). Each Fund is a separate series of AQR Funds (the “Trust”), a Delaware statutory trust registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Acquiring Fund is listed to the right of its Target Fund in the table below.

Target Funds	Acquiring Funds
AQR Emerging Multi-Style Fund	AQR TM Emerging Multi-Style Fund[1]
AQR TM International Momentum Style Fund	AQR International Momentum Style Fund
AQR TM International Multi-Style Fund	AQR International Multi-Style Fund
AQR TM Large Cap Momentum Style Fund	AQR Large Cap Momentum Style Fund
AQR TM Large Cap Multi-Style Fund	AQR Large Cap Multi-Style Fund
AQR TM Small Cap Momentum Style Fund	AQR Small Cap Momentum Style Fund
AQR TM Small Cap Multi-Style Fund	AQR Small Cap Multi-Style Fund

Each Reorganization is expected to be consummated during the first quarter of 2021 (each such closing date is referred to herein as a “Closing Date”). Under the Reorganization Agreements, the relevant Target Fund will transfer its assets to the Acquiring Fund in exchange for the assumption of certain stated liabilities of the Target Fund and shares of the Acquiring Fund. The shares of the Acquiring Fund issued to each Target Fund will have an aggregate net asset value (“NAV”) equal to the aggregate NAV of the Target Fund’s shares outstanding as of the close of trading on the New York Stock Exchange (“NYSE”) on the business day immediately prior to the Closing Date of the Reorganization (the “Valuation Time”). Upon receipt by a Target Fund of the shares of the Acquiring Fund, the Target Fund will distribute the shares to its shareholders, and thereafter as soon as practicable after the Closing Date, the Target Fund will be terminated as a series of the Trust under Delaware state law.

[1]	Effective upon the Closing Date of this Reorganization, the name of the Acquiring Fund will be changed to “AQR Emerging Multi-Style II Fund.”

As a result of a Reorganization, Target Fund shareholders will own the same class of shares of the Acquiring Fund (i.e., Class I Shares, Class N Shares or Class R6 Shares) as they own prior to the consummation of the Reorganization. A Target Fund shareholder will receive shares of the Acquiring Fund with an aggregate NAV equal to the aggregate NAV of the shares of the Target Fund that the shareholder owned at the Valuation Time.

Each Target Fund and its corresponding Acquiring Fund have substantially similar investment objectives and strategies. Each Acquiring Fund, following completion of its Reorganization, is referred to as a “Combined Fund” in this Statement.

In accordance with the Trust’s operative documents, and applicable Delaware state and U.S. federal law (including Rule 17a-8 under the 1940 Act), each Reorganization may be effected without the approval of shareholders of any Fund.

NO SHAREHOLDER ACTION IS REQUIRED WITH RESPECT TO THE REORGANIZATIONS.

This Statement concisely sets forth the information you should know about each Combined Fund and the applicable Reorganization Agreement. Please read this Statement and keep it for future reference. It is both an information statement for each of the Target Funds and a prospectus for the Acquiring Funds.

The following documents have been filed with the Securities and Exchange Commission (“SEC”) and are incorporated into this Statement by reference:

•	The statement of additional information dated [•], 2020 relating to the Reorganizations (“SAI”) (SEC File No. 333-[•])

•	The prospectus for Class I Shares and Class N Shares of the Funds, dated January 29, 2020, as supplemented to date (“Fund Class I/N Prospectus”) (SEC File No. 333-153445)

•

The prospectus for Class R6 Shares of the Funds, dated January 29, 2020, as supplemented to date (“Fund Class R6 Prospectus” and, together with the Fund Class I/N Prospectus, the “Fund Prospectuses”) (SEC File No. 333-153445)

•	The statement of additional information of the Funds, dated January 29, 2020, as supplemented to date (“Fund SAI”) (SEC File No. 333-153445)

•	The annual shareholder report of the Funds, dated September 30, 2020 (SEC File No. 811-22235)

The Fund Prospectuses include each Fund’s investment objectives, risks, fees, expenses, and other information that you should read and consider carefully. Each of the SAI and Fund SAI, which contains additional detailed information about the relevant Fund, is not a prospectus but should be read in conjunction with the applicable prospectus.

The annual shareholder report of the Funds contains information about Fund investments, including a review of market conditions and the Funds’ recent performance. Copies of the Fund Prospectuses, annual shareholder report, Fund SAI and the SAI relating to these Reorganizations are all available at no cost by calling (866) 290-2688, sending an email to info@aqrfunds.com or by visiting our website at funds.aqr.com. All of the above-referenced documents are also on file with the SEC and available through its website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov.

THE SECURITIES AND EXCHANGE COMMISSION AND THE COMMODITY FUTURES TRADING COMMISSION HAVE NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS COMBINED INFORMATION STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. IN ADDITION, YOUR INVESTMENT IN ANY OF THE FUNDS IS NOT A DEPOSIT IN A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU MAY LOSE MONEY BY INVESTING IN ANY OF THE FUNDS. THE LIKELIHOOD OF LOSS MAY BE GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

AQR Funds—Prospectus

No person has been authorized to give any information or to make any representations other than what is in this Statement or in the materials expressly incorporated herein by reference. Any such other information or representation should not be relied upon as having been authorized by the Target Funds or Acquiring Funds.

AQR Funds—Prospectus	1

Summary

The information contained in this summary is qualified by reference to the more detailed information appearing elsewhere in this Statement, and in the form of Reorganization Agreement, which is included as Appendix B to this Statement.

Why are the Reorganizations taking place?

At a meeting held on November 16, 2020, the Board of Trustees of the Trust (the “Board”), including all of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), unanimously approved each Reorganization Agreement under which a Target Fund is to be reorganized into its corresponding Acquiring Fund.

What does each Reorganization Agreement provide for?

Each Reorganization Agreement provides for the transfer of substantially all the assets of the Target Fund to the Acquiring Fund in exchange for the assumption of certain stated liabilities of the Target Fund and shares of the Acquiring Fund. Following the transfer, the shares received in the exchange will be distributed to shareholders of the Target Fund in complete liquidation of each Target Fund. All issued and outstanding shares of the Target Funds will then be simultaneously redeemed. As a result of the transaction: (1) you will cease being a shareholder of your Target Fund; (2) instead you will become an owner of the same share class of its Acquiring Fund; and (3) the value of your investment in an Acquiring Fund will equal the value of your investment in its Target Fund as of the close of trading on the NYSE on the business day immediately prior to the Closing Date (i.e., the Valuation Time).

Do I need to vote for the Reorganizations?

No. No vote of shareholders will be taken with respect to a Reorganization. The Funds are not asking for a proxy and you are not requested to send a proxy to the Funds with respect to the Reorganizations. Each Reorganization is a separate transaction and is not contingent upon the other Reorganizations and one may be consummated without the others.

Do I need to take any action in connection with the Reorganizations?

No. Your shares of a Target Fund will automatically be canceled and redeemed for the same class of shares of its Acquiring Fund on the Closing Date of the applicable Reorganization.

Will I have to pay any sales charge, commission, redemption or other similar fee in connection with the applicable Reorganizations?

No, you will not have to pay any sales charge, commission, redemption or other similar fee to the Fund in connection with the applicable Reorganizations. If you hold your investment through a financial intermediary you should contact your financial intermediary for additional information.

In a Reorganization, will I receive the same class of shares of the Acquiring Fund as the shares of the Target Fund that I now hold?

Yes. You will receive the same class of shares of the Acquiring Fund as the shares you own of the Target Fund on the Closing Date.

Will I own the same number of shares of the Acquiring Fund as I currently own of my Target Fund?

No. You will receive shares of the Acquiring Fund with the same aggregate net asset value as the shares of the Target Fund you own prior to the Reorganization relating to your Target Fund. However, the number of shares you receive will depend on the relative net asset value of the shares of the relevant Target Fund and the Acquiring Fund as of the Valuation Time. Thus, if as of the Valuation Time the net asset value of a share of the Acquiring Fund is lower than the net asset value of the corresponding share class of the relevant Target Fund, you will receive a greater number of shares of the Acquiring Fund in the Reorganization than you held in the Target Fund before the Reorganization. On the other hand, if as of the Valuation Time the net asset value of a share of the Acquiring Fund is higher than the net asset value of the corresponding share class of the relevant Target Fund, you will receive fewer shares of the Acquiring Fund in the Reorganization than you held in the Target Fund before the Reorganization. The aggregate net asset value of your Combined Fund shares immediately after the Reorganization will be the same as the aggregate net asset value of your Target Fund shares immediately prior to the Reorganization.

What if I redeem my shares before the applicable Reorganization takes place?

If you choose to redeem your shares before a Reorganization takes place, then the redemption will be treated as a normal sale of shares and, generally, will be a taxable transaction.

AQR Funds—Prospectus	2

Who will advise each Combined Fund once the Reorganizations are completed?

Each Target Fund and each Acquiring Fund is advised by AQR, and each Combined Fund will be advised by AQR. The same portfolio management team currently manages the Target Fund and the Acquiring Fund in each Reorganization, and this same portfolio management team is expected to continue to manage the Combined Fund once the Reorganizations are completed.

Are my Target Fund’s investment objectives, principal investment strategies and policies similar to those of its Combined Fund?

All Target Funds other than AQR Emerging Multi-Style Fund

Yes. Each Target Fund and its Combined Fund have the same investment universe of stocks (e.g., large cap, small cap or international). Each Target Fund’s investment objective is long-term after-tax capital appreciation while each Combined Fund’s investment objective will be long-term capital appreciation. Each Target Fund’s principal investment strategies are substantially similar to its Combined Fund’s principal investment strategies. While the Combined Fund has the flexibility to implement tax-sensitive investment strategies similar to the Target Funds, it may not do so at all times or in the same manner as the Target Funds that implement tax-sensitive investment strategies.

AQR Emerging Multi-Style Fund

Yes. The AQR Emerging Multi-Style Fund and its Combined Fund have the same investment universe of emerging market stocks and the same investment objective of long-term capital appreciation. The AQR Emerging Multi-Style Fund’s principal investment strategies are substantially similar to its Combined Fund’s principal investment strategies, the only difference being that its Combined Fund has the flexibility to implement tax-sensitive investment strategies, but it may not do so at all times.

All Target Funds

Please be aware that this is only a brief discussion. More detailed comparisons of the Funds, including risks, and a chart providing a side-by-side comparison of the Funds and their investment objectives and principal investment strategies, appear below in this Statement. See “Investment Objectives and Principal Investment Strategies” and “Principal Risks” in this Statement for more information.

How will the Reorganization(s) affect Fund fees and expenses?

Total annual Fund operating expenses (both before and after fee waivers and/or expense reimbursements) of each class of shares of your Fund are expected to either be the same or decrease as a result of its Reorganization.

Your Fund’s contractual management fee will either be the same or decrease as a result of its Reorganization.

See “Fees and Expenses and Supplemental Financial Information” in this Statement for more information.

Will there be any tax consequences to the Target Funds or their shareholders?

The Reorganizations will each be structured to qualify for treatment as a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and each Reorganization is conditioned upon the receipt of an opinion of counsel to the Trust that the Reorganization will qualify for such treatment. If a Reorganization qualifies as a “reorganization” under the Code, then, for U.S. federal income tax purposes, as a general matter (and subject to certain exceptions):

•	no gain or loss will be recognized by the Target Fund, the Acquiring Fund or their respective shareholders as a result of the Reorganization;

•

the holding period and adjusted tax basis of the shares of the Acquiring Fund received by a shareholder of the Target Fund will be the same as the holding period and adjusted tax basis of such shareholder’s shares of the Target Fund immediately prior to the Reorganization; and

•

the Acquiring Fund will have a holding period and adjusted tax basis in each asset that is transferred to it by the Target Fund pursuant to the Reorganization that is equal to the Target Fund’s holding period and adjusted tax basis in such asset immediately prior to the Reorganization.

Prior to the Reorganization, certain Funds may sell certain securities or derivatives which may result in a net capital gain (or loss), and such a Fund may buy similar positions in the same securities prior to a Reorganization, or a Combined Fund may buy similar positions in the same securities or derivatives after a Reorganization, which in either case will result in transaction expenses.

See “Information About the Reorganizations—Tax Considerations” for more information.

AQR Funds—Prospectus	3

Who will pay for the Reorganizations?

The expenses incurred to execute the Reorganizations, including all direct and indirect expenses, will be paid in whole or in part by all Target Funds and Acquiring Funds and their shareholders since each Reorganization is expected to benefit the Funds. AQR will also bear a portion of the expenses incurred to execute certain Reorganizations. See “Information about the Reorganizations—Reorganization Costs” for more information regarding the estimated costs of each Reorganization.

What are the Funds’ policies for purchasing, redeeming, exchanging, and pricing shares?

The Acquiring Funds and the Target Funds have the same procedures for purchasing, redeeming, exchanging, and pricing shares. The eligibility criteria and investment minimums for Class I, Class N and Class R6 shares are the same for each Fund. You may purchase or redeem Class I Shares, Class N Shares or Class R6 Shares of the Fund, as applicable, each day the NYSE is open. To purchase or redeem shares you should contact your financial intermediary, or, if you hold your shares through the Fund, you should contact the Fund by phone at (866) 290-2688, by mail (c/o AQR Funds, P.O. Box 2248, Denver, CO 80201-2248), or by the Internet at https://funds.aqr.com. Generally, each Fund’s initial investment minimum for Class I Shares is $5,000,000, Class N Shares is $1,000,000 and Class R6 Shares is $50,000,000. Reductions to these initial investment minimums apply, however, to certain eligibility groups. The Funds do not impose investment minimums for subsequent investments in a share class. Additional information is available in the Fund Prospectuses under “Investing With the AQR Funds,” which are incorporated by reference in this Statement.

Payments to Broker-Dealers and Other Financial Intermediaries

The Board has adopted a Rule 12b-1 Plan with respect to each Fund’s Class N Shares. The Funds and/or AQR also enter into agreements with certain intermediaries under which the Funds make payments to the intermediaries in recognition of the avoided transfer agency costs to the Funds associated with the intermediaries’ maintenance of customer accounts or in recognition of the services provided by intermediaries through mutual fund platforms with respect to each Fund’s Class I Shares and Class N Shares. AQR (or an affiliate) makes additional payments out of its own resources to certain intermediaries or their affiliates based on sales or assets attributable to the intermediary, or such other criteria agreed to by AQR in connection with the sale or distribution of a Fund’s shares or the administration of shareholder accounts. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend a Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information. For more detailed information, please see “Rule 12b-1 Plan (Class N Shares)” in the Fund Class I/N Prospectus and “Certain Additional Payments” in the Fund Prospectuses.

What are the Funds’ policies on dividends and distributions?

The Funds’ policies on dividends and distributions are identical. Each Fund distributes to its shareholders substantially all net investment income as dividends and any net capital gains realized from sales of the Fund’s portfolio securities. Any dividends or capital gains are declared and paid annually, usually in December. In order to minimize federal income and excise taxes of the Target Fund in connection with each Reorganization, the relevant Target Fund will distribute on or before the Valuation Time an amount which shall have the effect of distributing all of its undistributed net investment income and net capital gains as of the Closing Date. The Funds’ dividends and distributions, whether or not you reinvest these amounts in additional Fund shares, may be subject to federal income tax as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a tax-deferred account (in which case you may be subject to federal income tax upon withdrawal from such account). For more detailed information, please see “Distributions and Taxes” in the Fund Prospectuses.

When will the Reorganizations occur?

The Reorganizations are expected to occur during the first quarter of 2021.

Reasons for the Reorganizations

AQR believes that shareholders of each Fund generally will benefit more from the potential operating efficiencies and economies of scale that may be achieved by combining the Funds’ assets in the Reorganizations, than by continuing to operate the Funds separately. The Target Fund and Acquiring Fund in each Reorganization have substantially similar investment objectives and strategies, the only difference being the tax-managed strategy that is currently implemented by certain of the Funds and may be implemented by all Combined Funds. See “Investment Objectives and Principal Investment Strategies” in this Statement for more information.

At a meeting held on November 16, 2020, the Board, including all of the Independent Trustees by separate vote, unanimously determined that each Reorganization is in the best interests of the shareholders of the applicable Funds and that the interests of shareholders of each Fund will not be diluted as a result of its Reorganization.

In considering whether to approve each Reorganization, the Board, with the assistance and advice of counsel to the Trust and Independent Trustees, reviewed background materials, analyses and other information that it deemed relevant to its deliberations. In their deliberations, the Board members did not identify any single factor that was paramount or controlling, and

AQR Funds—Prospectus	4

individual Board members may have attributed different weights to various factors. The Board also evaluated the information available to it on a Fund-by-Fund basis, and made determinations separately with respect to each Fund. Certain of the factors considered by the Board are discussed in more detail below.

The Board considered that, as explained in this Statement, each Target Fund and its corresponding Combined Fund offers a substantially similar investment program. The Board members took into account that, as of September 30, 2020, each Target Fund and its corresponding Acquiring Fund held a substantially similar set of securities. They also considered that each share class of each Combined Fund will have a contractual management fee and net expense ratio that is the same as or lower than the contractual management fee and net expense ratio of its Target Fund. See “SUMMARY—Will the Reorganization(s) affect Fund fees and expenses? The Board further noted the effects of the contractual expense limitation agreements that are currently in effect for each share class of the Acquiring Funds and will remain in effect for each share class of the Combined Funds. See “Fees and Expenses and Supplemental Financial Information.”

In addition, the Board took into account that, as explained in this Statement, each Target Fund and its corresponding Acquiring Fund have substantially similar investment objectives, strategies and policies, and each Combined Fund will have the same fundamental investment restrictions as its respective Target Fund. The Board members considered that all Funds offer Class I Shares, Class N Shares and Class R6 Shares with identical purchase, redemption, exchange and pricing policies. The Board considered further Fund management’s assessment that offering a single Fund with each investment program will allow all shareholders to take advantage of potential economies of scale and reduce inefficiencies that can result from the Trust offering two substantially similar Funds. The Board members also took into account the current assets of each Fund and the anticipated combined pro forma assets of each Combined Fund following the Reorganizations. In addition, they considered that a reduced number of substantially similar Funds may benefit distribution efforts for the Combined Funds, which could further allow Fund shareholders to take advantage of potential economies of scale. The Board considered that the contractual management fees and net expenses of each Combined Fund will be the same as or lower than those of its Target Fund. The Board also considered the generally similar performance of the Funds involved in each Reorganization. In considering the performance of the Funds involved in each Reorganization, the Board recognized that no assurances can be given that a Combined Fund will achieve any particular level of performance after the applicable Reorganization.

The Board members also considered that the exchange of shares pursuant to each Reorganization is not expected to create any tax liabilities for shareholders, as the exchange of shares is not expected to be a taxable event. They considered that the cost basis and holding periods of shares in a Target Fund are expected to carry over to the share class that a shareholder will receive as a result of the applicable Reorganization. The Board noted, however, that the Reorganizations will still have tax implications for shareholders in taxable accounts to the extent a Target Fund realizes gains before the Reorganization, because the Target Fund will need to distribute any net realized gains and taxable income before the Reorganization and these distributions will generally be taxable to shareholders.

In approving the Reorganizations, the Board also considered that Target Fund shareholders have the ability to redeem their shares at any time up to the date of the Reorganizations without redemption or other fees charged by the Target Fund. Additionally, the Board considered alternatives to reorganizing each Target Fund.

The Board considered that, with the exception of a decrease in the contractual management fee for the AQR TM Emerging Multi-Style Fund, each Acquiring Fund’s service provider agreements, including, among others, its investment management, distribution, administration, transfer agency, and custody agreements, will remain in place and will not be modified as a result of the Reorganizations, and that no Target Fund will have a different service provider for any of these services as a result of the Reorganizations. The Board further considered that the service providers to each Fund are identical, and that each Acquiring Fund’s service provider agreements are substantially similar to those currently in place for its Target Fund. The Board members considered and approved AQR’s proposal to decrease the contractual management fee for the AQR TM Emerging Multi-Style Fund by 0.05%, effective as of the Closing Date, to ensure that its contractual management fee is the same as the current contractual management fee for its Target Fund, AQR Emerging Multi-Style Fund. They also considered that, effective upon the Closing Date of this Reorganization, the name of the “AQR TM Emerging Multi-Style Fund” will be changed to “AQR Emerging Multi-Style II Fund.”

The Board considered that the Target Fund and Acquiring Fund in each Reorganization share the same portfolio managers and investment team and that no changes to any Fund’s portfolio managers, investment team, or resources are expected as a result of its Reorganization.

The Board members took into account that the Target Funds and Acquiring Funds use identical pricing methodologies to value their respective assets. They considered that assets of the Target Funds will be transferred to the Acquiring Funds at their value, determined as of the Valuation Time in accordance with the Trust’s valuation procedures using the same pricing sources and methodologies. They also considered that a Target Fund shareholder will receive shares of the Acquiring Fund with an aggregate NAV equal to the aggregate NAV of the shares of the Target Fund that the shareholder owned immediately prior to the Reorganization. The Board also considered that all or a portion of the expenses incurred to execute each Reorganization will be paid by the applicable Funds and their shareholders because each Reorganization is expected to benefit its Funds.

Therefore, in consideration of these and other factors, the Board, including all of the Independent Trustees by separate vote, determined that each Reorganization is in the best interests of the shareholders of the applicable Funds and that the

AQR Funds—Prospectus	5

interests of shareholders of each Fund will not be diluted as a result of its Reorganization. AQR believes that shareholders’ interests will be better served over time by completing these Reorganizations.

Investment Objectives and Principal Investment Strategies

The Funds are subject to substantially similar investment objectives and are managed in accordance with substantially similar principal investment strategies. As noted in the table below “(T)” refers to the Target Fund and “(A)” refers to the Acquiring Fund.

Comparison of the AQR Emerging Multi-Style Fund and the AQR TM Emerging Multi-Style Fund

AQR Emerging Multi-Style Fund (T)	AQR TM Emerging Multi-Style Fund (A)	Combined Fund

Investment Objective	Investment Objective	Investment Objective

The Fund’s investment objective is to seek long-term capital appreciation.	The Fund’s investment objective is to seek long-term after-tax capital appreciation.	The Fund’s investment objective will be to seek long-term capital appreciation.

80% Investment Policy	80% Investment Policy	80% Investment Policy

The Fund pursues its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in equity or equity-related instruments (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps, depositary receipts and real estate investment trusts or securities with similar characteristics) of emerging market companies.

•  This 80% Policy is non-fundamental and may be changed upon providing 60 days’ prior written notice to shareholders.

The Fund pursues its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in equity or equity-related instruments (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps, depositary receipts and real estate investment trusts or securities with similar characteristics) of emerging market companies.

•  This 80% Policy is non-fundamental and may be changed upon providing 60 days’ prior written notice to shareholders.

Same as the Target Fund and the Acquiring Fund.

Investment Strategy	Investment Strategy	Investment Strategy

N/A	The “TM” in the Fund’s name reflects that the Fund employs a “tax management” strategy which considers the potential impact of federal income tax on shareholders’ investment return.	N/A

The Fund combines multiple investment styles, primarily including value, momentum and quality, using an integrated approach. In managing the Fund, the Adviser seeks to invest in attractively valued companies with positive momentum and stable businesses. Companies are considered to be good value investments if they appear cheap based on multiple fundamental measures, including price-to-book and price-to-earnings ratios relative to other securities in its relevant universe at the time of purchase. In assessing positive momentum, the Adviser favors securities with strong medium-term performance relative to other securities in its relevant universe at the time of purchase. Further, the Adviser favors stable companies in good business health, including those with	The Fund combines multiple investment styles, primarily including value, momentum and quality, using an integrated approach. In managing the Fund, the Adviser seeks to invest in attractively valued companies with positive momentum and stable businesses. Companies are considered to be good value investments if they appear cheap based on multiple fundamental measures, including price-to-book and price-to-earnings ratios relative to other securities in its relevant universe at the time of purchase. In assessing positive momentum, the Adviser favors securities with strong medium-term performance relative to other securities in its relevant universe at the time of purchase. Further, the Adviser favors	Same as the Target Fund and the Acquiring Fund.

AQR Funds—Prospectus	6

strong profitability and stable earnings. The Adviser may add to or modify the economic factors employed in selecting securities. There is no guarantee that the Fund’s objective will be met.	stable companies in good business health, including those with strong profitability and stable earnings. The Adviser may add to or modify the economic factors employed in selecting securities. There is no guarantee that the Fund’s objective will be met.

A company will be considered to be an emerging market company if it is organized, domiciled, or has a principal place of business in an emerging market. Emerging markets include countries that are included in the MSCI Emerging Markets Index at the time of purchase. Equity-related instruments include instruments that provide exposure to the change in value of an emerging market company. The Fund may also invest in, and have exposure to, non-emerging market companies if the Adviser considers it advisable to achieve the Fund’s investment objective.	A company will be considered to be an emerging market company if it is organized, domiciled, or has a principal place of business in an emerging market. Emerging markets include countries that are included in the MSCI Emerging Markets Index at the time of purchase. Equity-related instruments include instruments that provide exposure to the change in value of an emerging market company. The Fund may also invest in, and have exposure to, non-emerging market companies if the Adviser considers it advisable to achieve the Fund’s investment objective.	Same as the Target Fund and the Acquiring Fund.

The Fund generally invests in large-and mid-cap companies, which the Adviser generally considers to be those companies with market capitalizations within the range of the MSCI Emerging Markets Index at the time of purchase. Although the Fund does not limit its investments to any one country, the Fund may invest in any one country without limit.	The Fund generally invests in large- and mid-cap companies, which the Adviser generally considers to be those companies with market capitalizations within the range of the MSCI Emerging Markets Index at the time of purchase. Although the Fund does not limit its investments to any one country, the Fund may invest in any one country without limit.	Same as the Target Fund and the Acquiring Fund.

The Adviser determines the weight of each security in the portfolio using a combination of its assessment of the liquidity of the security, the attractiveness of the security based on each factor described above and additional criteria that form part of the Adviser’s security selection process. The Adviser utilizes portfolio optimization techniques to determine trading activity, taking into account anticipated transaction costs associated with trading each equity instrument.	The Adviser determines the weight of each security in the portfolio using a combination of its assessment of the liquidity of the security, the attractiveness of the security based on each factor described above and additional criteria that form part of the Adviser’s security selection process. The Adviser utilizes portfolio optimization techniques to determine trading activity, taking into account both anticipated transaction costs and potential tax consequences associated with trading each equity instrument.	Same as the Acquiring Fund.

N/A	When selecting securities for the portfolio, the Adviser also employs a tax management strategy which considers the potential impact of federal income tax on shareholders’ investment return. This tax management strategy is generally designed so investors receive lower distributions of realized capital gains than funds that do not take tax consequences into account. Investors should not expect that there will be no capital gain distributions, however, as the Fund will balance investment	When selecting securities for the portfolio, the Adviser may employ tax management strategies which consider the potential impact of federal income tax on shareholders’ investment return. These tax management strategies are generally designed to both (i) reduce the Fund’s overall realization of capital gains, and (ii) minimize the Fund’s realized short-term capital gains as a percentage of the Fund’s total realized capital gains (both long-term and short term), as compared to funds that do not take tax consequences into account.

AQR Funds—Prospectus	7

considerations with tax consequences in making investment decisions. The techniques and strategies that may be used to attempt to reduce the impact of federal income tax on shareholders’ investment returns include:

•  when believed by the Adviser to be appropriate, selling stocks to realize losses, with the specific purpose of offsetting gains;

•  deferring realizations of net capital gains;

•  limiting portfolio turnover that may result in taxable gains; and

•  choosing a tax accounting method that reduces tax liability: for example, using the highest-in, first-out (HIFO) method which sells tax lots of securities that have a higher tax basis before selling tax lots of securities that have a lower tax basis.

Investors should not expect that there will be no capital gain distributions or that the Fund’s short-term capital gains distributions will necessarily be less than its long-term capital gains distributions, however, as the Fund will balance investment considerations with tax consequences in making investment decisions and the Fund may not employ these tax management strategies at all times. The techniques that may be used to attempt to reduce the impact of federal income tax on shareholders’ investment returns include:

•  when believed by the Adviser to be appropriate, selling stocks to realize losses, with the specific purpose of offsetting gains;

•  deferring realizations of net capital gains;

•  limiting portfolio turnover that may result in taxable gains; and

•  choosing a tax accounting method that reduces tax liability: for example, using the highest-in, first-out (HIFO) method which sells tax lots of securities that have a higher tax basis before selling tax lots of securities that have a lower tax basis.

The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts, forward foreign currency contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded-funds and similar pooled investment vehicles, for hedging purposes, to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to, short-term investment funds.	The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts, forward foreign currency contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded-funds and similar pooled investment vehicles, for hedging purposes, to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to, short-term investment funds.	Same as the Target Fund and the Acquiring Fund.

To attempt to increase its income or total return, the Fund may lend its portfolio securities to certain types of eligible borrowers.	To attempt to increase its income or total return, the Fund may lend its portfolio securities to certain types of eligible borrowers	Same as the Target Fund and the Acquiring Fund.

Effective upon the Closing Date of this Reorganization, the name of “AQR TM Emerging Multi-Style Fund” will be changed to “AQR Emerging Multi-Style II Fund.”

AQR Funds—Prospectus	8

Comparison of the AQR TM International Momentum Style Fund and the AQR International Momentum Style Fund

AQR TM International Momentum Style Fund (T)	AQR International Momentum Style Fund (A)	Combined Fund

Investment Objective	Investment Objective	Investment Objective

The Fund’s investment objective is to seek long-term after-tax capital appreciation.	The Fund’s investment objective is to seek long-term capital appreciation.	The Fund’s investment objective will be to seek long-term capital appreciation.

Investment Strategy	Investment Strategy	Investment Strategy

The Fund will generally invest in developed markets outside the U.S. The Adviser generally considers developed markets outside of the U.S. to be those countries that are included in the MSCI World ex-USA Index at the time of purchase. Although the Fund does not limit its investments to any one country, the Fund may invest in any one country without limit.	The Fund will generally invest in developed markets outside the U.S. The Adviser generally considers developed markets outside of the U.S. to be those countries that are included in the MSCI World ex-USA Index at the time of purchase. Although the Fund does not limit its investments to any one country, the Fund may invest in any one country without limit.	Same as the Target Fund and the Acquiring Fund.

The “TM” in the Fund’s name reflects that the Fund employs a “tax management” strategy which considers the potential impact of federal income tax on shareholders’ investment return.	N/A	N/A

The Fund pursues a momentum investment style by investing primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps, depositary receipts and real estate investment trusts or securities with similar characteristics) of non-U.S. companies that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has outperformed other securities on a relative basis over a recent time period. Relative performance may be based on price momentum, earnings momentum, or other types of momentum, and will generally be measured over time periods ranging from one to twelve months. The criteria the Adviser uses for determining positive momentum may change from time to time	The Fund pursues a momentum investment style by investing primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps, depositary receipts and real estate investment trusts or securities with similar characteristics) of non-U.S. companies that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has outperformed other securities on a relative basis over a recent time period. Relative performance may be based on price momentum, earnings momentum, or other types of momentum, and will generally be measured over time periods ranging from one to twelve months. The criteria the Adviser uses for determining positive momentum may change from time to time.	Same as the Target Fund and the Acquiring Fund.

The Adviser determines the weight of each security in the portfolio using a combination of the market capitalization of the security and the Adviser’s determination of the attractiveness of the security based on the Adviser’s assessment of the security’s momentum and additional criteria that form part of the Adviser’s security selection process. The Adviser expects to rebalance the portfolio monthly, at which time the Adviser will consider which securities are eligible for inclusion in the portfolio by	The Adviser determines the weight of each security in the portfolio using a combination of the market capitalization of the security and the Adviser’s determination of the attractiveness of the security based on the Adviser’s assessment of the security’s momentum and additional criteria that form part of the Adviser’s security selection process. The Adviser expects to rebalance the portfolio monthly, at which time the Adviser will consider which securities are eligible	Same as the Target Fund and the Acquiring Fund.

AQR Funds—Prospectus	9

virtue of their capitalization and positive momentum.	for inclusion in the portfolio by virtue of their capitalization and positive momentum.

When selecting securities for the portfolio, the Adviser also employs a tax management strategy which considers the potential impact of federal income tax on shareholders’ investment return. This tax management strategy is generally designed so investors receive lower distributions of realized capital gains than funds that do not take tax consequences into account. Investors should not expect that there will be no capital gain distributions, however, as the Fund will balance investment considerations with tax consequences in making investment decisions. The techniques and strategies that may be used to attempt to reduce the impact of federal income tax on shareholders’ investment returns include:

•  when believed by the Adviser to be appropriate, selling stocks to realize losses, with the specific purpose of offsetting gains;

•  deferring realizations of net capital gains;

•  limiting portfolio turnover that may result in taxable gains; and

•  choosing a tax accounting method that reduces tax liability: for example, using the highest-in, first-out (HIFO) method which sells tax lots of securities that have a higher tax basis before selling tax lots of securities that have a lower tax basis.

N/A

When selecting securities for the portfolio, the Adviser may employ tax management strategies which consider the potential impact of federal income tax on shareholders’ investment return. These tax management strategies are generally designed to both (i) reduce the Fund’s overall realization of capital gains, and (ii) minimize the Fund’s realized short-term capital gains as a percentage of the Fund’s total realized capital gains (both long-term and short term), as compared to funds that do not take tax consequences into account. Investors should not expect that there will be no capital gain distributions or that the Fund’s short-term capital gains distributions will necessarily be less than its long-term capital gains distributions, however, as the Fund will balance investment considerations with tax consequences in making investment decisions and the Fund may not employ these tax management strategies at all times. The techniques that may be used to attempt to reduce the impact of federal income tax on shareholders’ investment returns include:

•  when believed by the Adviser to be appropriate, selling stocks to realize losses, with the specific purpose of offsetting gains;

•  deferring realizations of net capital gains;

•  limiting portfolio turnover that may result in taxable gains; and

•  choosing a tax accounting method that reduces tax liability: for example, using the highest-in, first-out (HIFO) method which sells tax lots of securities that have a higher tax basis before selling tax lots of securities that have a lower tax basis.

The Adviser believes that effective management of transaction costs is essential. Transaction costs include commissions, bid-ask spreads, market impact and time delays (the time between the investment decision and implementation, during which a market may move in favor of or against the Fund). The Adviser employs an optimization process and a number of sophisticated	The Adviser believes that effective management of transaction costs is essential. Transaction costs include commissions, bid-ask spreads, market impact and time delays (the time between the investment decision and implementation, during which a market may move in favor of or against the Fund). The Adviser employs an optimization process and a number of sophisticated trading techniques in an	Same as the Target Fund and the Acquiring Fund.

AQR Funds—Prospectus	10

trading techniques in an effort to keep trading costs for the Fund reasonably low.	effort to keep trading costs for the Fund reasonably low.

In order to manage transaction costs and minimize adverse tax consequences, the Adviser does not intend to rebalance the Fund’s portfolio mechanically or to purchase and sell exclusively those securities defined by the eligibility criteria described above. The Adviser will seek to maintain flexibility to trade opportunistically in order to strike a balance between maintaining the desired exposure to positive momentum while attempting to keep transaction costs reasonably low and to minimize federal income taxes on returns.	In order to manage transaction costs, the Adviser does not intend to rebalance the Fund’s portfolio mechanically or to purchase and sell exclusively those securities defined by the eligibility criteria described above. The Adviser will seek to maintain flexibility to trade opportunistically in order to strike a balance between maintaining the desired exposure to positive momentum while attempting to keep transaction costs reasonably low.	Same as the Target Fund.

The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts, forward foreign currency contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded funds and similar pooled investment vehicles to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to, short-term investment funds.	The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts, forward foreign currency contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded funds and similar pooled investment vehicles to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to, short-term investment funds.	Same as the Target Fund and the Acquiring Fund.

To attempt to increase its income or total return, the Fund may lend its portfolio securities to certain types of eligible borrowers.	To attempt to increase its income or total return, the Fund may lend its portfolio securities to certain types of eligible borrowers.	Same as the Target Fund and the Acquiring Fund.

Comparison of the AQR TM International Multi-Style Fund and the AQR International Multi-Style Fund

AQR TM International Multi-Style Fund (T)	AQR International Multi-Style Fund (A)	Combined Fund

Investment Objective	Investment Objective	Investment Objective

The Fund’s investment objective is to seek long-term after-tax capital appreciation.	The Fund’s investment objective is to seek long-term capital appreciation.	The Fund’s investment objective will be to seek long-term capital appreciation.

Investment Policy	80% Investment Policy	80% Investment Policy

The Fund pursues its investment objective by investing primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps, depositary receipts and real estate investment trusts or securities with similar characteristics) of non-U.S. companies.	The Fund pursues its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps, depositary receipts and real estate investment trusts or securities	Same as the Acquiring Fund.

AQR Funds—Prospectus	11

with similar characteristics) of non-U.S. companies. • This 80% Policy is non-fundamental and may be changed upon providing 60 days’ prior written notice to shareholders.

Investment Strategy	Investment Strategy	Investment Strategy

The “TM” in the Fund’s name reflects that the Fund employs a “tax management” strategy which considers the potential impact of federal income tax on shareholders’ investment return.	N/A	N/A

The Fund combines multiple investment styles, primarily including value, momentum and quality, using an integrated approach. In managing the Fund, the Adviser seeks to invest in attractively valued companies with positive momentum and stable businesses. Companies are considered to be good value investments if they appear cheap based on multiple fundamental measures, including price-to-book and price-to-earnings ratios relative to other securities in its relevant universe at the time of purchase. In assessing positive momentum, the Adviser favors securities with strong medium-term performance relative to other securities in its relevant universe at the time of purchase. Further, the Adviser favors stable companies in good business health, including those with strong profitability and stable earnings. The Adviser may add to or modify the economic factors employed in selecting securities. There is no guarantee that the Fund’s objective will be met.	The Fund combines multiple investment styles, primarily including value, momentum and quality, using an integrated approach. In managing the Fund, the Adviser seeks to invest in attractively valued companies with positive momentum and stable businesses. Companies are considered to be good value investments if they appear cheap based on multiple fundamental measures, including price-to-book and price-to-earnings ratios relative to other securities in its relevant universe at the time of purchase. In assessing positive momentum, the Adviser favors securities with strong medium-term performance relative to other securities in its relevant universe at the time of purchase. Further, the Adviser favors stable companies in good business health, including those with strong profitability and stable earnings. The Adviser may add to or modify the economic factors employed in selecting securities. There is no guarantee that the Fund’s objective will be met.	Same as the Target Fund and the Acquiring Fund.

The Fund will generally invest in developed markets outside of the U.S. The Adviser considers developed markets outside of the U.S. to be those countries that are included in the MSCI World ex-USA Index at the time of purchase.	The Fund will generally invest in developed markets outside of the U.S. The Adviser considers developed markets outside of the U.S. to be those countries that are included in the MSCI World ex-USA Index at the time of purchase.	Same as the Target Fund and the Acquiring Fund.

The Fund generally invests in large-cap companies, which the Adviser generally considers to be those companies with market capitalizations within the range of the MSCI World ex-USA Index at the time of purchase. Although the Fund does not limit its investments to any one country, the Fund may invest in any one country without limit. The Fund may also invest in mid-cap securities.	The Fund generally invests in large-cap companies, which the Adviser generally considers to be those companies with market capitalizations within the range of the MSCI World ex-USA Index at the time of purchase. Although the Fund does not limit its investments to any one country, the Fund may invest in any one country without limit. The Fund may also invest in mid-cap securities.	Same as the Target Fund and the Acquiring Fund.

The Adviser determines the weight of each security in the portfolio using a combination of its assessment of the	The Adviser determines the weight of each security in the portfolio using a combination of its assessment of the	Same as the Target Fund.

AQR Funds—Prospectus	12

liquidity of the security, the attractiveness of the security based on each factor described above and additional criteria that form part of the Adviser’s security selection process. The Adviser utilizes portfolio optimization techniques to determine trading activity, taking into account both anticipated transaction costs and potential tax consequences associated with trading each equity instrument.	liquidity of the security, the attractiveness of the security based on each factor described above and additional criteria that form part of the Adviser’s security selection process. The Adviser utilizes portfolio optimization techniques to determine trading activity, taking into account anticipated transaction costs associated with trading each equity instrument.

When selecting securities for the portfolio, the Adviser also employs a tax management strategy which considers the potential impact of federal income tax on shareholders’ investment return. This tax management strategy is generally designed so investors receive lower distributions of realized capital gains than funds that do not take tax consequences into account. Investors should not expect that there will be no capital gain distributions, however, as the Fund will balance investment considerations with tax consequences in making investment decisions. The techniques and strategies that may be used to attempt to reduce the impact of federal income tax on shareholders’ investment returns include:

•  when believed by the Adviser to be appropriate, selling stocks to realize losses, with the specific purpose of offsetting gains;

•  deferring realizations of net capital gains;

•  limiting portfolio turnover that may result in taxable gains; and

•  choosing a tax accounting method that reduces tax liability: for example, using the highest-in, first-out (HIFO) method which sells tax lots of securities that have a higher tax basis before selling tax lots of securities that have a lower tax basis.

N/A

When selecting securities for the portfolio, the Adviser may employ tax management strategies which consider the potential impact of federal income tax on shareholders’ investment return. These tax management strategies are generally designed to both (i) reduce the Fund’s overall realization of capital gains, and (ii) minimize the Fund’s realized short-term capital gains as a percentage of the Fund’s total realized capital gains (both long-term and short term), as compared to funds that do not take tax consequences into account. Investors should not expect that there will be no capital gain distributions or that the Fund’s short-term capital gains distributions will necessarily be less than its long-term capital gains distributions, however, as the Fund will balance investment considerations with tax consequences in making investment decisions and the Fund may not employ these tax management strategies at all times. The techniques that may be used to attempt to reduce the impact of federal income tax on shareholders’ investment returns include:

•  when believed by the Adviser to be appropriate, selling stocks to realize losses, with the specific purpose of offsetting gains;

•  deferring realizations of net capital gains;

•  limiting portfolio turnover that may result in taxable gains; and

•  choosing a tax accounting method that reduces tax liability: for example, using the highest-in, first-out (HIFO) method which sells tax lots of securities that have a higher tax basis before selling tax lots of securities that have a lower tax basis.

The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts, forward foreign currency contracts and other	The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts, forward foreign currency	Same as the Target Fund and the Acquiring Fund.

AQR Funds—Prospectus	13

types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded funds and similar pooled investment vehicles, for hedging purposes, to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to, short-term investment funds.	contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded funds and similar pooled investment vehicles, for hedging purposes, to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to, short-term investment funds.

To attempt to increase its income or total return, the Fund may lend its portfolio securities to certain types of eligible borrowers.	To attempt to increase its income or total return, the Fund may lend its portfolio securities to certain types of eligible borrowers.	Same as the Target Fund and the Acquiring Fund.

Comparison of the AQR TM Large Cap Momentum Style Fund and the AQR Large Cap Momentum Style Fund

AQR TM Large Cap Momentum Style Fund (T)	AQR Large Cap Momentum Style Fund (A)	Combined Fund

Investment Objective	Investment Objective	Investment Objective

The Fund’s investment objective is to seek long-term after-tax capital appreciation.	The Fund’s investment objective is to seek long-term capital appreciation.	The Fund’s investment objective will be to seek long-term capital appreciation.

80% Investment Policy	80% Investment Policy	80% Investment Policy

Under normal market circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in large-cap U.S. companies. The Adviser generally considers large-cap U.S. companies to be those companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase.

•  This 80% Policy is non-fundamental and may be changed upon providing 60 days’ prior written notice to shareholders.

Under normal market circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in large-cap U.S. companies. The Adviser generally considers large-cap U.S. companies to be those companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase.

•  This 80% Policy is non-fundamental and may be changed upon providing 60 days’ prior written notice to shareholders.

Same as the Target Fund and the Acquiring Fund.

Investment Strategy	Investment Strategy	Investment Strategy

The “TM” in the Fund’s name reflects that the Fund employs a “tax management” strategy which considers the potential impact of federal income tax on shareholders’ investment return.	N/A	N/A

The Fund pursues a momentum investment style by investing primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures and real estate investment trusts) of large-cap companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive momentum. The Fund may also invest in mid-cap companies. The Adviser considers a security to have positive	The Fund pursues a momentum investment style by investing primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures and real estate investment trusts) of large-cap companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive momentum. The Fund may also invest in mid-cap companies. The Adviser	Same as the Target Fund and the Acquiring Fund.

AQR Funds—Prospectus	14

momentum primarily if it has outperformed other securities on a relative basis over a recent time period. Relative performance may be based on price momentum, earnings momentum, or other types of momentum, and will generally be measured over time periods ranging from one to twelve months. The criteria the Adviser uses for determining positive momentum may change from time to time.	considers a security to have positive momentum primarily if it has outperformed other securities on a relative basis over a recent time period. Relative performance may be based on price momentum, earnings momentum, or other types of momentum, and will generally be measured over time periods ranging from one to twelve months. The criteria the Adviser uses for determining positive momentum may change from time to time.

The Adviser determines the weight of each security in the portfolio using a combination of the market capitalization of the security and the Adviser’s determination of the attractiveness of the security based on the Adviser’s assessment of the security’s momentum and additional criteria that form part of the Adviser’s security selection process. The Adviser expects to rebalance the portfolio monthly, at which time the Adviser will consider which securities are eligible for inclusion in the portfolio by virtue of their capitalization and positive momentum.	The Adviser determines the weight of each security in the portfolio using a combination of the market capitalization of the security and the Adviser’s determination of the attractiveness of the security based on the Adviser’s assessment of the security’s momentum and additional criteria that form part of the Adviser’s security selection process. The Adviser expects to rebalance the portfolio monthly, at which time the Adviser will consider which securities are eligible for inclusion in the portfolio by virtue of their capitalization and positive momentum.	Same as the Target Fund and the Acquiring Fund.

When selecting securities for the portfolio, the Adviser also employs a tax management strategy which considers the potential impact of federal income tax on shareholders’ investment return. This tax management strategy is generally designed so investors receive lower distributions of realized capital gains than funds that do not take tax consequences into account. Investors should not expect that there will be no capital gain distributions, however, as the Fund will balance investment considerations with tax consequences in making investment decisions. The techniques and strategies that may be used to attempt to reduce the impact of federal income tax on shareholders’ investment returns include:

•  when believed by the Adviser to be appropriate, selling stocks to realize losses, with the specific purpose of offsetting gains;

•  deferring realizations of net capital gains;

•  limiting portfolio turnover that may result in taxable gains; and

•  choosing a tax accounting method that reduces tax liability: for example, using the highest-in, first-out (HIFO) method which sells tax lots of securities that have a higher tax basis

N/A

When selecting securities for the portfolio, the Adviser may employ tax management strategies which consider the potential impact of federal income tax on shareholders’ investment return. These tax management strategies are generally designed to both (i) reduce the Fund’s overall realization of capital gains, and (ii) minimize the Fund’s realized short-term capital gains as a percentage of the Fund’s total realized capital gains (both long-term and short term), as compared to funds that do not take tax consequences into account. Investors should not expect that there will be no capital gain distributions or that the Fund’s short-term capital gains distributions will necessarily be less than its long-term capital gains distributions, however, as the Fund will balance investment considerations with tax consequences in making investment decisions and the Fund may not employ these tax management strategies at all times. The techniques that may be used to attempt to reduce the impact of federal income tax on shareholders’ investment returns include:

•  when believed by the Adviser to be appropriate, selling stocks to realize losses, with the specific purpose of offsetting gains;

AQR Funds—Prospectus	15

before selling tax lots of securities that have a lower tax basis.

•  deferring realizations of net capital gains;

•  limiting portfolio turnover that may result in taxable gains; and

•  choosing a tax accounting method that reduces tax liability: for example, using the highest-in, first-out (HIFO) method which sells tax lots of securities that have a higher tax basis before selling tax lots of securities that have a lower tax basis.

The Adviser believes that effective management of transaction costs is essential. Transaction costs include commissions, bid-ask spreads, market impact and time delays (the time between the investment decision and implementation, during which a market may move in favor of or against the Fund). The Adviser employs an optimization process and a number of sophisticated trading techniques in an effort to keep trading costs for the Fund reasonably low.	The Adviser believes that effective management of transaction costs is essential. Transaction costs include commissions, bid-ask spreads, market impact and time delays (the time between the investment decision and implementation, during which a market may move in favor of or against the Fund). The Adviser employs an optimization process and a number of sophisticated trading techniques in an effort to keep trading costs for the Fund reasonably low.	Same as the Target Fund and the Acquiring Fund.

In order to manage transaction costs and minimize adverse tax consequences, the Adviser does not intend to rebalance the Fund’s portfolio mechanically or to purchase and sell exclusively those securities defined by the eligibility criteria described above. The Adviser will seek to maintain flexibility to trade opportunistically in order to strike a balance between maintaining the desired exposure to positive momentum while attempting to keep transaction costs reasonably low and to minimize federal income taxes on returns.	In order to manage transaction costs, the Adviser does not intend to rebalance the Fund’s portfolio mechanically or to purchase and sell exclusively those securities defined by the eligibility criteria described above. The Adviser will seek to maintain flexibility to trade opportunistically in order to strike a balance between maintaining the desired exposure to positive momentum while attempting to keep transaction costs reasonably low.	Same as the Target Fund.

The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded funds and similar pooled investment vehicles to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash- equivalent investments, including, but not limited to, short-term investment funds.	The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded funds and similar pooled investment vehicles to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to, short-term investment funds.	Same as the Target Fund and the Acquiring Fund.

To attempt to increase its income or total return, the Fund may lend its portfolio securities to certain types of eligible borrowers.	To attempt to increase its income or total return, the Fund may lend its portfolio securities to certain types of eligible borrowers.	Same as the Target Fund and the Acquiring Fund.

AQR Funds—Prospectus	16

Comparison of the AQR TM Large Cap Multi-Style Fund and the AQR Large Cap Multi-Style Fund

AQR TM Large Cap Multi-Style Fund (T)	AQR Large Cap Multi-Style Fund (A)	Combined Fund

Investment Objective	Investment Objective	Investment Objective

The Fund’s investment objective is to seek long-term after-tax capital appreciation.	The Fund’s investment objective is to seek long-term capital appreciation.	The Fund’s investment objective will be to seek long-term capital appreciation.

80% Investment Policy	80% Investment Policy	80% Investment Policy

The Fund pursues its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps and real estate investment trusts) of large-cap companies.

•  This 80% Policy is non-fundamental and may be changed upon providing 60 days’ prior written notice to shareholders.

The Fund pursues its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps and real estate investment trusts) of large-cap companies.

•   This 80% Policy is non-fundamental and may be changed upon providing 60 days’ prior written notice to shareholders.

Same as the Target Fund and the Acquiring Fund.

Investment Strategy	Investment Strategy	Investment Strategy

The “TM” in the Fund’s name reflects that the Fund employs a “tax management” strategy which considers the potential impact of federal income tax on shareholders’ investment return.	N/A	N/A

The Fund combines multiple investment styles, primarily including value, momentum and quality, using an integrated approach. In managing the Fund, the Adviser seeks to invest in attractively valued companies with positive momentum and stable businesses. Companies are considered to be good value investments if they appear cheap based on multiple fundamental measures, including price-to-book and price-to-earnings ratios relative to other securities in its relevant universe at the time of purchase. In assessing positive momentum, the Adviser favors securities with strong medium-term performance relative to other securities in its relevant universe at the time of purchase. Further, the Adviser favors stable companies in good business health, including those with strong profitability and stable earnings. The Adviser may add to or modify the economic factors employed in selecting securities. There is no guarantee that the Fund’s objective will be met.	The Fund combines multiple investment styles, primarily including value, momentum and quality, using an integrated approach. In managing the Fund, the Adviser seeks to invest in attractively valued companies with positive momentum and stable businesses. Companies are considered to be good value investments if they appear cheap based on multiple fundamental measures, including price-to-book and price-to-earnings ratios relative to other securities in its relevant universe at the time of purchase. In assessing positive momentum, the Adviser favors securities with strong medium-term performance relative to other securities in its relevant universe at the time of purchase. Further, the Adviser favors stable companies in good business health, including those with strong profitability and stable earnings. The Adviser may add to or modify the economic factors employed in selecting securities. There is no guarantee that the Fund’s objective will be met.	Same as the Target Fund and the Acquiring Fund.

The Fund generally invests in large-cap U.S. companies, which the Adviser generally considers to be those companies	The Fund generally invests in large-cap U.S. companies, which the Adviser generally considers to be those	Same as the Target Fund and the Acquiring Fund.

AQR Funds—Prospectus	17

with market capitalizations within the range of the Russell 1000®Index at the time of purchase. The Fund may also invest in mid-cap securities.	companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The Fund may also invest in mid-cap securities.

The Adviser determines the weight of each security in the portfolio using a combination of its assessment of the liquidity of the security, the attractiveness of the security based on each factor described above and additional criteria that form part of the Adviser’s security selection process. The Adviser utilizes portfolio optimization techniques to determine trading activity, taking into account both anticipated transaction costs and potential tax consequences associated with trading each equity instrument.	The Adviser determines the weight of each security in the portfolio using a combination of its assessment of the liquidity of the security, the attractiveness of the security based on each factor described above and additional criteria that form part of the Adviser’s security selection process. The Adviser utilizes portfolio optimization techniques to determine trading activity, taking into account anticipated transaction costs associated with trading each equity instrument.	Same as the Target Fund.

When selecting securities for the portfolio, the Adviser also employs a tax management strategy which considers the potential impact of federal income tax on shareholders’ investment return. This tax management strategy is generally designed so investors receive lower distributions of realized capital gains than funds that do not take tax consequences into account. Investors should not expect that there will be no capital gain distributions, however, as the Fund will balance investment considerations with tax consequences in making investment decisions. The techniques and strategies that may be used to attempt to reduce the impact of federal income tax on shareholders’ investment returns include:

•  when believed by the Adviser to be appropriate, selling stocks to realize losses, with the specific purpose of offsetting gains;

•  deferring realizations of net capital gains;

•  limiting portfolio turnover that may result in taxable gains; and

•  choosing a tax accounting method that reduces tax liability: for example, using the highest-in, first-out (HIFO) method which sells tax lots of securities that have a higher tax basis before selling tax lots of securities that have a lower tax basis.

N/A

When selecting securities for the portfolio, the Adviser may employ tax management strategies which consider the potential impact of federal income tax on shareholders’ investment return. These tax management strategies are generally designed to both (i) reduce the Fund’s overall realization of capital gains, and (ii) minimize the Fund’s realized short-term capital gains as a percentage of the Fund’s total realized capital gains (both long-term and short term), as compared to funds that do not take tax consequences into account. Investors should not expect that there will be no capital gain distributions or that the Fund’s short-term capital gains distributions will necessarily be less than its long-term capital gains distributions, however, as the Fund will balance investment considerations with tax consequences in making investment decisions and the Fund may not employ these tax management strategies at all times. The techniques that may be used to attempt to reduce the impact of federal income tax on shareholders’ investment returns include:

•  when believed by the Adviser to be appropriate, selling stocks to realize losses, with the specific purpose of offsetting gains;

•  deferring realizations of net capital gains;

•  limiting portfolio turnover that may result in taxable gains; and

•  choosing a tax accounting method that reduces tax liability: for example, using the highest-in, first-out (HIFO) method which sells tax lots of securities that have a

AQR Funds—Prospectus	18

higher tax basis before selling tax lots of securities that have a lower tax basis.

The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded funds and similar pooled investment vehicles, for hedging purposes, to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to, short-term investment funds.	The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded funds and similar pooled investment vehicles, for hedging purposes, to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to, short-term investment funds.	Same as the Target Fund and the Acquiring Fund.

To attempt to increase its income or total return, the Fund may lend its portfolio securities to certain types of eligible borrowers.	To attempt to increase its income or total return, the Fund may lend its portfolio securities to certain types of eligible borrowers.	Same as the Target Fund and the Acquiring Fund.

Comparison of the AQR TM Small Cap Momentum Style Fund and the AQR Small Cap Momentum Style Fund

AQR TM Small Cap Momentum Style Fund (T)	AQR Small Cap Momentum Style Fund (A)	Combined Fund

Investment Objective	Investment Objective	Investment Objective

The Fund’s investment objective is to seek long-term after-tax capital appreciation.	The Fund’s investment objective is to seek long-term capital appreciation.	The Fund’s investment objective will be to seek long-term capital appreciation.

80% Investment Policy	80% Investment Policy	80% Investment Policy

Under normal market circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in small-cap U.S. companies. The Adviser generally considers small-cap U.S. companies to be those companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase.

•   This 80% Policy is non-fundamental and may be changed upon providing 60 days’ prior written notice to shareholders.

Under normal market circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in small-cap U.S. companies. The Adviser generally considers small-cap U.S. companies to be those companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase.

•   This 80% Policy is non-fundamental and may be changed upon providing 60 days’ prior written notice to shareholders.

Same as the Target Fund and the Acquiring Fund.

Investment Strategy	Investment Strategy	Investment Strategy

The “TM” in the Fund’s name reflects that the Fund employs a “tax management” strategy which considers the potential impact of federal income tax on shareholders’ investment return.	N/A	N/A

The Fund pursues a momentum investment style by investing primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures and real estate investment trusts) of small-cap	The Fund pursues a momentum investment style by investing primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures and real estate investment trusts) of	Same as the Target Fund and the Acquiring Fund.

AQR Funds—Prospectus	19

companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has outperformed other securities on a relative basis over a recent time period. Relative performance may be based on price momentum, earnings momentum, or other types of momentum, and will generally be measured over time periods ranging from one to twelve months. The criteria the Adviser uses for determining positive momentum may change from time to time.	small-cap companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has outperformed other securities on a relative basis over a recent time period. Relative performance may be based on price momentum, earnings momentum, or other types of momentum, and will generally be measured over time periods ranging from one to twelve months. The criteria the Adviser uses for determining positive momentum may change from time to time.

The Adviser determines the weight of each security in the portfolio using a combination of the market capitalization of the security and the Adviser’s determination of the attractiveness of the security based on the Adviser’s assessment of the security’s momentum and additional criteria that form part of the Adviser’s security selection process. The Adviser expects to rebalance the portfolio monthly, at which time the Adviser will consider which securities are eligible for inclusion in the portfolio by virtue of their capitalization and positive momentum.	The Adviser determines the weight of each security in the portfolio using a combination of the market capitalization of the security and the Adviser’s determination of the attractiveness of the security based on the Adviser’s assessment of the security’s momentum and additional criteria that form part of the Adviser’s security selection process. The Adviser expects to rebalance the portfolio monthly, at which time the Adviser will consider which securities are eligible for inclusion in the portfolio by virtue of their capitalization and positive momentum.	Same as the Target Fund and the Acquiring Fund.

When selecting securities for the portfolio, the Adviser also employs a tax management strategy which considers the potential impact of federal income tax on shareholders’ investment return. This tax management strategy is generally designed so investors receive lower distributions of realized capital gains than funds that do not take tax consequences into account. Investors should not expect that there will be no capital gain distributions, however, as the Fund will balance investment considerations with tax consequences in making investment decisions. The techniques and strategies that may be used to attempt to reduce the impact of federal income tax on shareholders’ investment returns include:

•  when believed by the Adviser to be appropriate, selling stocks to realize losses, with the specific purpose of offsetting gains;

•  deferring realizations of net capital gains;

	N/A	When selecting securities for the portfolio, the Adviser may employ tax management strategies which consider the potential impact of federal income tax on shareholders’ investment return. These tax management strategies are generally designed to both (i) reduce the Fund’s overall realization of capital gains, and (ii) minimize the Fund’s realized short-term capital gains as a percentage of the Fund’s total realized capital gains (both long-term and short term), as compared to funds that do not take tax consequences into account. Investors should not expect that there will be no capital gain distributions or that the Fund’s short-term capital gains distributions will necessarily be less than its long-term capital gains distributions, however, as the Fund will balance investment considerations with tax consequences in making investment decisions and the Fund may not employ these tax management strategies at all times. The techniques that may be used to attempt to reduce the impact of federal income tax on

AQR Funds—Prospectus	20

•  limiting portfolio turnover that may result in taxable gains; and

•  choosing a tax accounting method that reduces tax liability: for example, using the highest-in, first-out (HIFO) method which sells tax lots of securities that have a higher tax basis before selling tax lots of securities that have a lower tax basis.

shareholders’ investment returns include:

•  when believed by the Adviser to be appropriate, selling stocks to realize losses, with the specific purpose of offsetting gains;

•  deferring realizations of net capital gains;

•  limiting portfolio turnover that may result in taxable gains; and

•  choosing a tax accounting method that reduces tax liability: for example, using the highest-in, first-out (HIFO) method which sells tax lots of securities that have a higher tax basis before selling tax lots of securities that have a lower tax basis.

The Adviser believes that effective management of transaction costs is essential. Transaction costs include commissions, bid-ask spreads, market impact and time delays (the time between the investment decision and implementation, during which a market may move in favor of or against the Fund). The Adviser employs an optimization process and a number of sophisticated trading techniques in an effort to keep trading costs for the Fund reasonably low.	The Adviser believes that effective management of transaction costs is essential. Transaction costs include commissions, bid-ask spreads, market impact and time delays (the time between the investment decision and implementation, during which a market may move in favor of or against the Fund). The Adviser employs an optimization process and a number of sophisticated trading techniques in an effort to keep trading costs for the Fund reasonably low.	Same as the Target Fund and the Acquiring Fund.

In order to manage transaction costs and minimize adverse tax consequences, the Adviser does not intend to rebalance the Fund’s portfolio mechanically or to purchase and sell exclusively those securities defined by the eligibility criteria described above. The Adviser will seek to maintain flexibility to trade opportunistically in order to strike a balance between maintaining the desired exposure to positive momentum while attempting to keep transaction costs reasonably low and to minimize federal income taxes on returns.	In order to manage transaction costs, the Adviser does not intend to rebalance the Fund’s portfolio mechanically or to purchase and sell exclusively those securities defined by the eligibility criteria described above. The Adviser will seek to maintain flexibility to trade opportunistically in order to strike a balance between maintaining the desired exposure to positive momentum while attempting to keep transaction costs reasonably low.	Same as the Target Fund.

The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded funds and similar pooled investment vehicles to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to, short-term investment funds.	The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded funds and similar pooled investment vehicles to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to, short-term investment funds.	Same as the Target Fund and the Acquiring Fund.

AQR Funds—Prospectus	21

To attempt to increase its income or total return, the Fund may lend its portfolio securities to certain types of eligible borrowers.	To attempt to increase its income or total return, the Fund may lend its portfolio securities to certain types of eligible borrowers.	Same as the Target Fund and the Acquiring Fund.

Comparison of the AQR TM Small Cap Multi-Style Fund and the AQR Small Cap Multi-Style Fund

AQR TM Small Cap Multi-Style Fund (T)	AQR Small Cap Multi-Style Fund (A)	Combined Fund

Investment Objective	Investment Objective	Investment Objective

The Fund’s investment objective is to seek long-term after-tax capital appreciation.	The Fund’s investment objective is to seek long-term capital appreciation.	The Fund’s investment objective will be to seek long-term capital appreciation.

80% Investment Policy	80% Investment Policy	80% Investment Policy

The Fund pursues its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps and real estate investment trusts) of small-cap companies.

•   This 80% Policy is non-fundamental and may be changed upon providing 60 days’ prior written notice to shareholders.

The Fund pursues its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps and real estate investment trusts) of small-cap companies.

•   This 80% Policy is non-fundamental and may be changed upon providing 60 days’ prior written notice to shareholders.

Same as the Target Fund and the Acquiring Fund.

Investment Strategy	Investment Strategy	Investment Strategy

The “TM” in the Fund’s name reflects that the Fund employs a “tax management” strategy which considers the potential impact of federal income tax on shareholders’ investment return.	N/A	N/A

The Fund combines multiple investment styles, primarily including value, momentum and quality, using an integrated approach. In managing the Fund, the Adviser seeks to invest in attractively valued companies with positive momentum and stable businesses. Companies are considered to be good value investments if they appear cheap based on multiple fundamental measures, including price-to-book and price-to-earnings ratios relative to other securities in its relevant universe at the time of purchase. In assessing positive momentum, the Adviser favors securities with strong medium-term performance relative to other securities in its relevant universe at the time of purchase. Further, the Adviser favors stable companies in good business health, including those with strong profitability and stable earnings. The Adviser may add to or modify the economic factors employed in selecting securities. There is no guarantee that the Fund’s objective will be met.	The Fund combines multiple investment styles, primarily including value, momentum and quality, using an integrated approach. In managing the Fund, the Adviser seeks to invest in attractively valued companies with positive momentum and stable businesses. Companies are considered to be good value investments if they appear cheap based on multiple fundamental measures, including price-to-book and price-to-earnings ratios relative to other securities in its relevant universe at the time of purchase. In assessing positive momentum, the Adviser favors securities with strong medium-term performance relative to other securities in its relevant universe at the time of purchase. Further, the Adviser favors stable companies in good business health, including those with strong profitability and stable earnings. The Adviser may add to or modify the economic factors employed in selecting	Same as the Target Fund and the Acquiring Fund.

AQR Funds—Prospectus	22

securities. There is no guarantee that the Fund’s objective will be met.

The Fund generally invests in small-cap U.S. companies, which the Adviser generally considers to be those companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase.	The Fund generally invests in small-cap U.S. companies, which the Adviser generally considers to be those companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase.	Same as the Target Fund and the Acquiring Fund.

The Adviser determines the weight of each security in the portfolio using a combination of its assessment of the liquidity of the security, the attractiveness of the security based on each factor described above and additional criteria that form part of the Adviser’s security selection process. The Adviser utilizes portfolio optimization techniques to determine trading activity, taking into account both anticipated transaction costs and potential tax consequences associated with trading each equity instrument.	The Adviser determines the weight of each security in the portfolio using a combination of its assessment of the liquidity of the security, the attractiveness of the security based on each factor described above and additional criteria that form part of the Adviser’s security selection process. The Adviser utilizes portfolio optimization techniques to determine trading activity, taking into account anticipated transaction costs associated with trading each equity instrument.	Same as the Target Fund.

When selecting securities for the portfolio, the Adviser also employs a tax management strategy which considers the potential impact of federal income tax on shareholders’ investment return. This tax management strategy is generally designed so investors receive lower distributions of realized capital gains than funds that do not take tax consequences into account. Investors should not expect that there will be no capital gain distributions, however, as the Fund will balance investment considerations with tax consequences in making investment decisions. The techniques and strategies that may be used to attempt to reduce the impact of federal income tax on shareholders’ investment returns include:

•  when believed by the Adviser to be appropriate, selling stocks to realize losses, with the specific purpose of offsetting gains;

•  deferring realizations of net capital gains;

•  limiting portfolio turnover that may result in taxable gains; and

•  choosing a tax accounting method that reduces tax liability: for example, using the highest-in, first-out (HIFO) method which sells tax lots of securities that have a higher tax basis before selling tax lots of securities that have a lower tax basis.

N/A

When selecting securities for the portfolio, the Adviser may employ tax management strategies which consider the potential impact of federal income tax on shareholders’ investment return. These tax management strategies are generally designed to both (i) reduce the Fund’s overall realization of capital gains, and (ii) minimize the Fund’s realized short-term capital gains as a percentage of the Fund’s total realized capital gains (both long-term and short term), as compared to funds that do not take tax consequences into account. Investors should not expect that there will be no capital gain distributions or that the Fund’s short- term capital gains distributions will necessarily be less than its long-term capital gains distributions, however, as the Fund will balance investment considerations with tax consequences in making investment decisions and the Fund may not employ these tax management strategies at all times. The techniques that may be used to attempt to reduce the impact of federal income tax on shareholders’ investment returns include:

•  when believed by the Adviser to be appropriate, selling stocks to realize losses, with the specific purpose of offsetting gains;

•  deferring realizations of net capital gains;

•  limiting portfolio turnover that may result in taxable gains; and

AQR Funds—Prospectus	23

•  choosing a tax accounting method that reduces tax liability: for example, using the highest-in, first-out (HIFO) method which sells tax lots of securities that have a higher tax basis before selling tax lots of securities that have a lower tax basis.

The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded funds and similar pooled investment vehicles, for hedging purposes, to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to, short-term investment funds.	The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded funds and similar pooled investment vehicles, for hedging purposes, to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to, short-term investment funds.	Same as the Target Fund and the Acquiring Fund.

To attempt to increase its income or total return, the Fund may lend its portfolio securities to certain types of eligible borrowers.	To attempt to increase its income or total return, the Fund may lend its portfolio securities to certain types of eligible borrowers.	Same as the Target Fund and the Acquiring Fund.

Fees and Expenses and Supplemental Financial Information

The information in this section is intended to comply with the requirements for voluntary early adoption of Rule 6-11 under Regulation S-X. Rule 6-11(d)(2) requires that, with respect to any fund acquisition, registered investment companies must provide the fees and expenses and supplemental financial information below in lieu of any pro forma financial statements required by Rules 11-01 to 11-03 under Regulation S-X. As a result, the pro forma financial statements of each Combined Fund are not required to be, and are not included in, this Statement or the SAI.

Fees and Expenses

When a Reorganization is completed, holders of Target Fund shares will receive the same class of shares in the Combined Fund that they previously held in the Target Fund. The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The fees and expenses of the Funds set forth below are annualized based on the fees and expenses for the twelve-month period ended September 30, 2020, and the pro forma fees and expenses reflect the estimated fees and expenses of the Combined Fund as of September 30, 2020, assuming the Reorganizations take place as proposed. A discussion about the factors considered by the Board and its conclusions in approving the Funds’ investment management agreements appear in the Funds’ annual report to shareholders for the period ended September 30, 2020.

The Adviser has contractually agreed to reimburse operating expenses of each Fund in an amount sufficient to limit “Other Expenses” at no more than the percentages disclosed in the tables below. “Other Expenses” as defined for this purpose include all Fund operating expenses other than management fees and 12b-1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims and extraordinary expenses. This agreement between the Trust and the Adviser (the “Expense Limitation Agreement”) will continue at least through January 28, 2022. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non-Interested Trustees of the Trust. The Adviser is entitled to recapture any fees waived and/or expenses reimbursed during the thirty-six month period following the end of the month during which the Adviser waived fees or reimbursed expenses, provided that the amount recaptured may not cause the total annual operating expenses or Other Expenses, as applicable, attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture. Following each Reorganization, the Adviser will not seek reimbursement of previously waived fees and/or reimbursed expenses of a Target Fund.

AQR Funds—Prospectus	24

Comparison of the AQR Emerging Multi-Style Fund (the Target Fund) and the AQR TM Emerging Multi-Style Fund (the Acquiring Fund)

Class I Shares	Target Fund	Acquiring Fund	Pro Forma Combined Fund[1]
Management Fee	0.55%	0.60%	0.55%	[2]
Distribution (12b-1) Fee	None	None	None
Other Expenses	0.30%	0.26%	0.21%

Total Annual Fund Operating Expenses	0.85%	0.86%	0.76%
Less: Fee waivers and/or Expense Reimbursements[3]	0.15%	0.11%	0.06%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.70%	0.75%	0.70%

1  Effective upon the Closing Date of this Reorganization, the name of “AQR TM Emerging Multi-Style Fund” will be changed to “AQR Emerging Multi-Style II Fund.”

2  The Management Fee for the Combined Fund has been restated to reflect a reduction from 0.60% to 0.55% that will take effect on the Closing Date.

3  The Adviser has contractually agreed to reimburse “Other Expenses” (as defined under the Expense Limitation Agreement) for each of the Target Fund and Acquiring Fund at no more than 0.15% for Class I Shares. The Combined Fund will continue this expense limitation.

Class N Shares	Target Fund	Acquiring Fund	Pro Forma Combined Fund[1]
Management Fee	0.55%	0.60%	0.55%[2]
Distribution (12b-1) Fee	0.25%	0.25%	0.25%
Other Expenses	0.30%	0.26%	0.21%

Total Annual Fund Operating Expenses	1.10%	1.11%	1.01%
Less: Fee waivers and/or Expense Reimbursements[3]	0.15%	0.11%	0.06%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.95%	1.00%	0.95%

1  Effective upon the Closing Date of this Reorganization, the name of “AQR TM Emerging Multi-Style Fund” will be changed to “AQR Emerging Multi-Style II Fund.”

2  The Management Fee for the Combined Fund has been restated to reflect a reduction from 0.60% to 0.55% that will take effect on the Closing Date.

3  The Adviser has contractually agreed to reimburse “Other Expenses” (as defined under the Expense Limitation Agreement) for each of the Target Fund and Acquiring Fund at no more than 0.15% for Class N Shares. The Combined Fund will continue this expense limitation.

Class R6 Shares	Target Fund	Acquiring Fund	Pro Forma Combined Fund[1]
Management Fee	0.55%	0.60%	0.55%	[2]
Distribution (12b-1) Fee	None	None	None
Other Expenses	0.20%	0.16%	0.11%

Total Annual Fund Operating Expenses	0.75%	0.76%	0.66%
Less: Fee waivers and/or Expense Reimbursements[3]	0.15%	0.11%	0.06%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.60%	0.65%	0.60%

1  Effective upon the Closing Date of this Reorganization, the name of “AQR TM Emerging Multi-Style Fund” will be changed to “AQR Emerging Multi-Style II Fund.”

2  The Management Fee for the Combined Fund has been restated to reflect a reduction from 0.60% to 0.55% that will take effect on the Closing Date.

3  The Adviser has contractually agreed to reimburse “Other Expenses” (as defined under the Expense Limitation Agreement) for each of the Target Fund and Acquiring Fund at no more than 0.05% for Class R6 Shares. The Combined Fund will continue this expense limitation.

AQR Funds—Prospectus	25

Comparison of the AQR TM International Momentum Style Fund (the Target Fund) and the AQR International Momentum Style Fund (the Acquiring Fund)

Class I Shares	Target Fund	Acquiring Fund	Pro Forma Combined Fund
Management Fee	0.40%	0.40%	0.40%
Distribution (12b-1) Fee	None	None	None
Other Expenses	0.30%	0.20%	0.19%

Total Annual Fund Operating Expenses	0.70%	0.60%	0.59%
Less: Fee waivers and/or Expense Reimbursements[1]	0.15%	0.05%	0.04%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.55%	0.55%	0.55%

1  The Adviser has contractually agreed to reimburse “Other Expenses” (as defined under the Expense Limitation Agreement) for each of the Target Fund and Acquiring Fund at no more than 0.15% for Class I Shares. The Combined Fund will continue this expense limitation.

Class N Shares	Target Fund	Acquiring Fund	Pro Forma Combined Fund
Management Fee	0.40%	0.40%	0.40%
Distribution (12b-1) Fee	0.25%	0.25%	0.25%
Other Expenses	0.30%	0.20%	0.19%

Total Annual Fund Operating Expenses	0.95%	0.85%	0.84%
Less: Fee waivers and/or Expense Reimbursements[1]	0.15%	0.05%	0.04%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.80%	0.80%	0.80%

1  The Adviser has contractually agreed to reimburse “Other Expenses” (as defined under the Expense Limitation Agreement) for each of the Target Fund and Acquiring Fund at no more than 0.15% for Class N Shares. The Combined Fund will continue this expense limitation.

Class R6 Shares	Target Fund	Acquiring Fund	Pro Forma Combined Fund
Management Fee	0.40%	0.40%	0.40%
Distribution (12b-1) Fee	None	None	None
Other Expenses	0.20%	0.10%	0.09%

Total Annual Fund Operating Expenses	0.60%	0.50%	0.49%
Less: Fee waivers and/or Expense Reimbursements[1]	0.15%	0.05%	0.04%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.45%	0.45%	0.45%

1  The Adviser has contractually agreed to reimburse “Other Expenses” (as defined under the Expense Limitation Agreement) for each of the Target Fund and Acquiring Fund at no more than 0.05% for Class R6 Shares. The Combined Fund will continue this expense limitation.

AQR Funds—Prospectus	26

Comparison of the AQR TM International Multi-Style Fund (the Target Fund) and the AQR International Multi-Style Fund (the Acquiring Fund)

Class I Shares	Target Fund	Acquiring Fund		Pro Forma Combined Fund
Management Fee	0.45%	0.40%	[1]	0.40%	[1]
Distribution (12b-1) Fee	None	None		None
Other Expenses	0.24%	0.22%		0.18%

Total Annual Fund Operating Expenses	0.69%	0.62%		0.58%
Less: Fee waivers and/or Expense Reimbursements[2]	0.09%	0.07%		0.03%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.60%	0.55%		0.55%

1  The Management Fee has been restated to reflect current fees. Effective July 1, 2020, the Fund’s Management Fee was reduced from 0.45% to 0.40%.

2  The Adviser has contractually agreed to reimburse “Other Expenses” (as defined under the Expense Limitation Agreement) for each of the Target Fund and Acquiring Fund at no more than 0.15% for Class I Shares. The Combined Fund will continue this expense limitation.

Class N Shares	Target Fund	Acquiring Fund	Pro Forma Combined Fund
Management Fee	0.45%	0.40%[1]	0.40%[1]
Distribution (12b-1) Fee	0.25%	0.25%	0.25%
Other Expenses	0.24%	0.22%	0.18%

Total Annual Fund Operating Expenses	0.94%	0.87%	0.83%
Less: Fee waivers and/or Expense Reimbursements[2]	0.09%	0.07%	0.03%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.85%	0.80%	0.80%

1  The Management Fee has been restated to reflect current fees. Effective July 1, 2020, the Fund’s Management Fee was reduced from 0.45% to 0.40%.

2  The Adviser has contractually agreed to reimburse “Other Expenses” (as defined under the Expense Limitation Agreement) for each of the Target Fund and Acquiring Fund at no more than 0.15% for Class N Shares. The Combined Fund will continue this expense limitation.

Class R6 Shares	Target Fund	Acquiring Fund		Pro Forma Combined Fund
Management Fee	0.45%	0.40%	[1]	0.40%	[1]
Distribution (12b-1) Fee	None	None		None
Other Expenses	0.14%	0.12%		0.08%

Total Annual Fund Operating Expenses	0.59%	0.52%		0.48%
Less: Fee waivers and/or Expense Reimbursements[2]	0.09%	0.07%		0.03%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.50%	0.45%		0.45%

1  The Management Fee has been restated to reflect current fees. Effective July 1, 2020, the Fund’s Management Fee was reduced from 0.45% to 0.40%.

2  The Adviser has contractually agreed to reimburse “Other Expenses” (as defined under the Expense Limitation Agreement) for each of the Target Fund and Acquiring Fund at no more than 0.05% for Class R6 Shares. The Combined Fund will continue this expense limitation.

AQR Funds—Prospectus	27

Comparison of the AQR TM Large Cap Momentum Style Fund (the Target Fund) and the AQR Large Cap Momentum Style Fund (the Acquiring Fund)

Class I Shares	Target Fund	Acquiring Fund	Pro Forma Combined Fund
Management Fee	0.25%	0.25%	0.25%
Distribution (12b-1) Fee	None	None	None
Other Expenses	0.20%	0.17%	0.16%

Total Annual Fund Operating Expenses	0.45%	0.42%	0.41%
Less: Fee waivers and/or Expense Reimbursements[1]	0.05%	0.02%	0.01%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.40%	0.40%	0.40%

1  The Adviser has contractually agreed to reimburse “Other Expenses” (as defined under the Expense Limitation Agreement) for each of the Target Fund and Acquiring Fund at no more than 0.15% for Class I Shares. The Combined Fund will continue this expense limitation.

Class N Shares	Target Fund	Acquiring Fund	Pro Forma Combined Fund
Management Fee	0.25%	0.25%	0.25%
Distribution (12b-1) Fee	0.25%	0.25%	0.25%
Other Expenses	0.20%	0.17%	0.16%

Total Annual Fund Operating Expenses	0.70%	0.67%	0.66%
Less: Fee waivers and/or Expense Reimbursements[1]	0.05%	0.02%	0.01%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.65%	0.65%	0.65%

1  The Adviser has contractually agreed to reimburse “Other Expenses” (as defined under the Expense Limitation Agreement) for each of the Target Fund and Acquiring Fund at no more than 0.15% for Class N Shares. The Combined Fund will continue this expense limitation.

Class R6 Shares	Target Fund	Acquiring Fund	Pro Forma Combined Fund
Management Fee	0.25%	0.25%	0.25%
Distribution (12b-1) Fee	None	None	None
Other Expenses	0.10%	0.07%	0.06%

Total Annual Fund Operating Expenses	0.35%	0.32%	0.31%
Less: Fee waivers and/or Expense Reimbursements[1]	0.05%	0.02%	0.01%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.30%	0.30%	0.30%

1  The Adviser has contractually agreed to reimburse “Other Expenses” (as defined under the Expense Limitation Agreement) for each of the Target Fund and Acquiring Fund at no more than 0.05% for Class R6 Shares. The Combined Fund will continue this expense limitation.

AQR Funds—Prospectus	28

Comparison of the AQR TM Large Cap Multi-Style Fund (the Target Fund) and the AQR Large Cap Multi-Style Fund (the Acquiring Fund)

Class I Shares	Target Fund	Acquiring Fund		Pro Forma Combined Fund
Management Fee	0.30%	0.25%	[1]	0.25%	[1]
Distribution (12b-1) Fee	None	None		None
Other Expenses	0.19%	0.16%		0.15%

Total Annual Fund Operating Expenses	0.49%	0.41%		0.40%
Less: Fee waivers and/or Expense Reimbursements[2]	0.04%	0.01%		0.00%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.45%	0.40%		0.40%

1  The Management Fee has been restated to reflect current fees. Effective July 1, 2020, the Fund’s Management Fee was reduced from 0.30% to 0.25%.

2  The Adviser has contractually agreed to reimburse “Other Expenses” (as defined under the Expense Limitation Agreement) for each of the Target Fund and Acquiring Fund at no more than 0.15% for Class I Shares. The Combined Fund will continue this expense limitation.

Class N Shares	Target Fund	Acquiring Fund	Pro Forma Combined Fund
Management Fee	0.30%	0.25%[1]	0.25%[1]
Distribution (12b-1) Fee	0.25%	0.25%	0.25%
Other Expenses	0.19%	0.16%	0.15%

Total Annual Fund Operating Expenses	0.74%	0.66%	0.65%
Less: Fee waivers and/or Expense Reimbursements[2]	0.04%	0.01%	0.00%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.70%	0.65%	0.65%

1  The Management Fee has been restated to reflect current fees. Effective July 1, 2020, the Fund’s Management Fee was reduced from 0.30% to 0.25%.

2  The Adviser has contractually agreed to reimburse “Other Expenses” (as defined under the Expense Limitation Agreement) for each of the Target Fund and Acquiring Fund at no more than 0.15% for Class N Shares. The Combined Fund will continue this expense limitation.

Class R6 Shares	Target Fund	Acquiring Fund		Pro Forma Combined Fund
Management Fee	0.30%	0.25%	[1]	0.25%	[1]
Distribution (12b-1) Fee	None	None		None
Other Expenses	0.09%	0.06%		0.05%

Total Annual Fund Operating Expenses	0.39%	0.31%		0.30%
Less: Fee waivers and/or Expense Reimbursements[2]	0.04%	0.01%		0.00%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.35%	0.30%		0.30%

1  The Management Fee has been restated to reflect current fees. Effective July 1, 2020, the Fund’s Management Fee was reduced from 0.30% to 0.25%.

2  The Adviser has contractually agreed to reimburse “Other Expenses” (as defined under the Expense Limitation Agreement) for each of the Target Fund and Acquiring Fund at no more than 0.05% for Class R6 Shares. The Combined Fund will continue this expense limitation.

AQR Funds—Prospectus	29

Comparison of the AQR TM Small Cap Momentum Style Fund (the Target Fund) and the AQR Small Cap Momentum Style Fund (the Acquiring Fund)

Class I Shares	Target Fund	Acquiring Fund	Pro Forma Combined Fund
Management Fee	0.45%	0.45%	0.45%
Distribution (12b-1) Fee	None	None	None
Other Expenses	0.44%	0.22%	0.20%

Total Annual Fund Operating Expenses	0.89%	0.67%	0.65%
Less: Fee waivers and/or Expense Reimbursements[1]	0.29%	0.07%	0.05%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.60%	0.60%	0.60%

1  The Adviser has contractually agreed to reimburse “Other Expenses” (as defined under the Expense Limitation Agreement) for each of the Target Fund and Acquiring Fund at no more than 0.15% for Class I Shares. The Combined Fund will continue this expense limitation.

Class N Shares	Target Fund	Acquiring Fund	Pro Forma Combined Fund
Management Fee	0.45%	0.45%	0.45%
Distribution (12b-1) Fee	0.25%	0.25%	0.25%
Other Expenses	0.44%	0.22%	0.20%

Total Annual Fund Operating Expenses	1.14%	0.92%	0.90%
Less: Fee waivers and/or Expense Reimbursements[1]	0.29%	0.07%	0.05%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.85%	0.85%	0.85%

1  The Adviser has contractually agreed to reimburse “Other Expenses” (as defined under the Expense Limitation Agreement) for each of the Target Fund and Acquiring Fund at no more than 0.15% for Class N Shares. The Combined Fund will continue this expense limitation.

Class R6 Shares	Target Fund	Acquiring Fund	Pro Forma Combined Fund
Management Fee	0.45%	0.45%	0.45%
Distribution (12b-1) Fee	None	None	None
Other Expenses	0.34%	0.12%	0.10%

Total Annual Fund Operating Expenses	0.79%	0.57%	0.55%
Less: Fee waivers and/or Expense Reimbursements[1]	0.29%	0.07%	0.05%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.50%	0.50%	0.50%

1  The Adviser has contractually agreed to reimburse “Other Expenses” (as defined under the Expense Limitation Agreement) for each of the Target Fund and Acquiring Fund at no more than 0.05% for Class R6 Shares. The Combined Fund will continue this expense limitation.

AQR Funds—Prospectus	30

Comparison of the AQR TM Small Cap Multi-Style Fund (the Target Fund) and the AQR Small Cap Multi-Style Fund (the Acquiring Fund)

Class I Shares	Target Fund	Acquiring Fund		Pro Forma Combined Fund
Management Fee	0.50%	0.45%	[1]	0.45%	[1]
Distribution (12b-1) Fee	None	None		None
Other Expenses	0.80%	0.30%		0.27%

Total Annual Fund Operating Expenses	1.30%	0.75%		0.72%
Less: Fee waivers and/or Expense Reimbursements[2]	0.65%	0.15%		0.12%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.65%	0.60%		0.60%

1  The Management Fee has been restated to reflect current fees. Effective July 1, 2020, the Fund’s Management Fee was reduced from 0.50% to 0.45%.

2  The Adviser has contractually agreed to reimburse “Other Expenses” (as defined under the Expense Limitation Agreement) for each of the Target Fund and Acquiring Fund at no more than 0.15% for Class I Shares. The Combined Fund will continue this expense limitation.

Class N Shares	Target Fund	Acquiring Fund	Pro Forma Combined Fund
Management Fee	0.50%	0.45%[1]	0.45%[1]
Distribution (12b-1) Fee	0.25%	0.25%	0.25%
Other Expenses	0.80%	0.30%	0.27%

Total Annual Fund Operating Expenses	1.55%	1.00%	0.97%
Less: Fee waivers and/or Expense Reimbursements[2]	0.65%	0.15%	0.12%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.90%	0.85%	0.85%

1  The Management Fee has been restated to reflect current fees. Effective July 1, 2020, the Fund’s Management Fee was reduced from 0.50% to 0.45%.

2  The Adviser has contractually agreed to reimburse “Other Expenses” (as defined under the Expense Limitation Agreement) for each of the Target Fund and Acquiring Fund at no more than 0.15% for Class N Shares. The Combined Fund will continue this expense limitation.

Class R6 Shares	Target Fund	Acquiring Fund		Pro Forma Combined Fund
Management Fee	0.50%	0.45%	[1]	0.45%	[1]
Distribution (12b-1) Fee	None	None		None
Other Expenses	0.70%	0.20%		0.17%

Total Annual Fund Operating Expenses	1.20%	0.65%		0.62%
Less: Fee waivers and/or Expense Reimbursements[2]	0.65%	0.15%		0.12%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.55%	0.50%		0.50%

1  The Management Fee has been restated to reflect current fees. Effective July 1, 2020, the Fund’s Management Fee was reduced from 0.50% to 0.45%.

2  The Adviser has contractually agreed to reimburse “Other Expenses” (as defined under the Expense Limitation Agreement) for each of the Target Fund and Acquiring Fund at no more than 0.05% for Class R6 Shares. The Combined Fund will continue this expense limitation.

AQR Funds—Prospectus	31

Example: This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through January 28, 2022. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
AQR Emerging Multi-Style Fund—Class I	$72	$256	$457	$1,035
AQR TM Emerging Multi-Style Fund—Class I	77	263	466	1,051
Pro Forma Combined Fund—Class I	72	237	416	937
AQR Emerging Multi-Style Fund—Class N	$97	$335	$592	$1,327
AQR TM Emerging Multi-Style Fund—Class N	102	342	601	1,342
Pro Forma Combined Fund—Class N	97	316	552	1,231
AQR Emerging Multi-Style Fund—Class R6	$61	$225	$402	$916
AQR TM Emerging Multi-Style Fund—Class R6	66	232	412	932
Pro Forma Combined Fund—Class R6	61	205	362	817

Fund	1 Year	3 Years	5 Years	10 Years
AQR TM International Momentum Style Fund—Class I	$56	$209	$375	$856
AQR International Momentum Style Fund—Class I	56	187	330	745
Pro Forma Combined Fund—Class I	56	185	325	734
AQR TM International Momentum Style Fund—Class N	$82	$288	$511	$1,153
AQR International Momentum Style Fund—Class N	82	266	466	1,044
Pro Forma Combined Fund—Class N	82	264	462	1,033
AQR TM International Momentum Style Fund—Class R6	$46	$177	$320	$736
AQR International Momentum Style Fund—Class R6	46	155	275	623
Pro Forma Combined Fund—Class R6	46	153	270	612

Fund	1 Year	3 Years	5 Years	10 Years
AQR TM International Multi-Style Fund—Class I	$61	$212	$375	$850
AQR International Multi-Style Fund—Class I	56	191	339	768
Pro Forma Combined Fund—Class I	56	183	321	723
AQR TM International Multi-Style Fund—Class N	$87	$291	$511	$1,146
AQR International Multi-Style Fund—Class N	82	271	475	1,066
Pro Forma Combined Fund—Class N	82	262	458	1,023
AQR TM International Multi-Style Fund—Class R6	$51	$180	$320	$729
AQR International Multi-Style Fund—Class R6	46	160	284	646
Pro Forma Combined Fund—Class R6	46	151	266	601

AQR Funds—Prospectus	32

Fund	1 Year	3 Years	5 Years	10 Years
AQR TM Large Cap Momentum Style Fund—Class I	$41	$139	$247	$562
AQR Large Cap Momentum Style Fund—Class I	41	133	233	528
Pro Forma Combined Fund—Class I	41	131	229	517
AQR TM Large Cap Momentum Style Fund—Class N	$66	$219	$385	$866
AQR Large Cap Momentum Style Fund—Class N	66	212	371	833
Pro Forma Combined Fund—Class N	66	210	367	822
AQR TM Large Cap Momentum Style Fund—Class R6	$31	$107	$191	$438
AQR Large Cap Momentum Style Fund—Class R6	31	101	178	404
Pro Forma Combined Fund—Class R6	31	99	173	392

Fund	1 Year	3 Years	5 Years	10 Years
AQR TM Large Cap Multi-Style Fund—Class I	$46	$153	$270	$612
AQR Large Cap Multi-Style Fund—Class I	41	131	229	517
Pro Forma Combined Fund—Class I	41	128	224	505
AQR TM Large Cap Multi-Style Fund—Class N	$72	$233	$408	$915
AQR Large Cap Multi-Style Fund—Class N	66	210	367	822
Pro Forma Combined Fund—Class N	66	208	362	810
AQR TM Large Cap Multi-Style Fund—Class R6	$36	$121	$215	$489
AQR Large Cap Multi-Style Fund—Class R6	31	99	173	392
Pro Forma Combined Fund—Class R6	31	97	169	381

Fund	1 Year	3 Years	5 Years	10 Years
AQR TM Small Cap Momentum Style Fund—Class I	$61	$255	$465	$1,069
AQR Small Cap Momentum Style Fund–Class I	61	207	366	828
Pro Forma Combined Fund—Class I	61	203	357	806
AQR TM Small Cap Momentum Style Fund—Class N	$87	$333	$600	$1,360
AQR Small Cap Momentum Style Fund—Class N	87	286	502	1,125
Pro Forma Combined Fund—Class N	87	282	494	1,103
AQR TM Small Cap Momentum Style Fund—Class R6	$51	$223	$410	$951
AQR Small Cap Momentum Style Fund—Class R6	51	176	311	707
Pro Forma Combined Fund—Class R6	51	171	302	684

Fund	1 Year	3 Years	5 Years	10 Years
AQR TM Small Cap Multi-Style Fund—Class I	$66	$348	$651	$1,511
AQR Small Cap Multi-Style Fund—Class I	61	225	402	916
Pro Forma Combined Fund—Class I	61	218	389	883
AQR TM Small Cap Multi-Style Fund—Class N	$92	$426	$783	$1,790
AQR Small Cap Multi-Style Fund—Class N	87	303	538	1,211
Pro Forma Combined Fund—Class N	87	297	525	1,179
AQR TM Small Cap Multi-Style Fund—Class R6	$56	$317	$597	$1,397
AQR Small Cap Multi-Style Fund—Class R6	51	193	347	796
Pro Forma Combined Fund—Class R6	51	186	334	763

AQR Funds—Prospectus	33

Supplemental Financial Information

The Reorganizations will not result in a material change to each Target Fund’s investment portfolio due to the investment restrictions of its Combined Fund. In particular, each security held by each Target Fund is eligible to be held by its Combined Fund. As a result, a schedule of investments of each Target Fund modified to show the effects of such change is not required and is not included.

There are no material differences in accounting policies of each Target Fund as compared to those of its Acquiring Fund.

Principal Risks

All investments, including those in mutual funds, have risks and it is possible that you could lose money by investing in a Fund. No one investment is suitable for all investors. Each Fund is intended for long-term investors. Because of their substantially similar investment objectives and investment strategies, the Funds are subject to the same principal risks associated with an investment in the relevant Fund, except that only certain Funds are subject to “Tax-Managed Investment Risk” as indicated below. The following tables list the principal risks applicable to the Funds involved in each Reorganization. Disclosure regarding each specific principal risk factor is available below the tables.

Comparison of the AQR Emerging Multi-Style Fund and the AQR TM Emerging Multi-Style Fund

AQR Emerging Multi-Style Fund (T)	AQR TM Emerging Multi-Style Fund (A)	Combined Fund
Common Stock Risk	Common Stock Risk	Common Stock Risk
Counterparty Risk	Counterparty Risk	Counterparty Risk
Currency Risk	Currency Risk	Currency Risk
Derivatives Risk	Derivatives Risk	Derivatives Risk
Emerging Market Risk	Emerging Market Risk	Emerging Market Risk
Foreign Investments Risk	Foreign Investments Risk	Foreign Investments Risk
Forward and Futures Contract Risk	Forward and Futures Contract Risk	Forward and Futures Contract Risk
Investment in Other Investment Companies Risk	Investment in Other Investment Companies Risk	Investment in Other Investment Companies Risk
Manager Risk	Manager Risk	Manager Risk
Market Risk	Market Risk	Market Risk
Mid-Cap Securities Risk	Mid-Cap Securities Risk	Mid-Cap Securities Risk
Model and Data Risk	Model and Data Risk	Model and Data Risk
Momentum Style Risk	Momentum Style Risk	Momentum Style Risk
Securities Lending Risk	Securities Lending Risk	Securities Lending Risk
N/A	Tax-Managed Investment Risk	Tax-Managed Investment Risk
Value Style Risk	Value Style Risk	Value Style Risk

Effective upon the Closing Date of this Reorganization, the name of “AQR TM Emerging Multi-Style Fund” will be changed to “AQR Emerging Multi-Style II Fund.”

AQR Funds—Prospectus	34

Comparison of the AQR TM International Momentum Style Fund and the AQR International Momentum Style Fund

AQR TM International Momentum Style Fund (T)	AQR International Momentum Style Fund (A)	Combined Fund
Common Stock Risk	Common Stock Risk	Common Stock Risk
Counterparty Risk	Counterparty Risk	Counterparty Risk
Currency Risk	Currency Risk	Currency Risk
Derivatives Risk	Derivatives Risk	Derivatives Risk
Foreign Investments Risk:	Foreign Investments Risk	Foreign Investments Risk:
Forward and Futures Contract Risk	Forward and Futures Contract Risk	Forward and Futures Contract Risk
Investment in Other Investment Companies Risk	Investment in Other Investment Companies Risk	Investment in Other Investment Companies Risk
Manager Risk	Manager Risk	Manager Risk
Market Risk	Market Risk	Market Risk
Mid-Cap Securities Risk	Mid-Cap Securities Risk	Mid-Cap Securities Risk
Model and Data Risk	Model and Data Risk	Model and Data Risk
Momentum Style Risk	Momentum Style Risk	Momentum Style Risk
Securities Lending Risk	Securities Lending Risk	Securities Lending Risk
Tax-Managed Investment Risk	N/A	Tax-Managed Investment Risk

Comparison of the AQR TM International Multi-Style Fund and the AQR International Multi-Style Fund

AQR TM International Multi-Style Fund (T)	AQR International Multi-Style Fund (A)	Combined Fund
Common Stock Risk	Common Stock Risk	Common Stock Risk
Counterparty Risk	Counterparty Risk	Counterparty Risk
Currency Risk	Currency Risk	Currency Risk
Derivatives Risk	Derivatives Risk	Derivatives Risk
Foreign Investments Risk	Foreign Investments Risk	Foreign Investments Risk
Forwards and Futures Contracts Risk	Forwards and Futures Contracts Risk	Forwards and Futures Contracts Risk
Investment in Other Investment Companies Risk	Investment in Other Investment Companies Risk	Investment in Other Investment Companies Risk
Manager Risk	Manager Risk	Manager Risk
Market Risk	Market Risk	Market Risk
Mid-Cap Securities Risk	Mid-Cap Securities Risk	Mid-Cap Securities Risk
Model and Data Risk	Model and Data Risk	Model and Data Risk
Momentum Style Risk	Momentum Style Risk	Momentum Style Risk
Securities Lending Risk	Securities Lending Risk	Securities Lending Risk
Tax-Managed Investment Risk	N/A	Tax-Managed Investment Risk
Value Style Risk	Value Style Risk	Value Style Risk

AQR Funds—Prospectus	35

Comparison of the AQR TM Large Cap Momentum Style Fund and the AQR Large Cap Momentum Style Fund

AQR TM Large Cap Momentum Style Fund (T)	AQR Large Cap Momentum Style Fund (A)	Combined Fund
Common Stock Risk	Common Stock Risk	Common Stock Risk
Counterparty Risk	Counterparty Risk	Counterparty Risk
Derivatives Risk	Derivatives Risk	Derivatives Risk
Futures Contract Risk	Futures Contract Risk	Futures Contract Risk
Investment in Other Investment Companies Risk	Investment in Other Investment Companies Risk	Investment in Other Investment Companies Risk
Manager Risk	Manager Risk	Manager Risk
Market Risk	Market Risk	Market Risk
Mid-Cap Securities Risk	Mid-Cap Securities Risk	Mid-Cap Securities Risk
Model and Data Risk	Model and Data Risk	Model and Data Risk
Momentum Style Risk	Momentum Style Risk	Momentum Style Risk
Securities Lending Risk	Securities Lending Risk	Securities Lending Risk
Tax-Managed Investment Risk	N/A	Tax-Managed Investment Risk

Comparison of the AQR TM Large Cap Multi-Style Fund and the AQR Large Cap Multi-Style Fund

AQR TM Large Cap Multi-Style Fund (T)	AQR Large Cap Multi-Style Fund (A)	Combined Fund
Common Stock Risk	Common Stock Risk	Common Stock Risk
Counterparty Risk	Counterparty Risk	Counterparty Risk
Derivatives Risk	Derivatives Risk	Derivatives Risk
Futures Contract Risk	Futures Contract Risk	Futures Contract Risk
Investment in Other Investment Companies Risk	Investment in Other Investment Companies Risk	Investment in Other Investment Companies Risk
Manager Risk	Manager Risk	Manager Risk
Market Risk	Market Risk	Market Risk
Mid-Cap Securities Risk	Mid-Cap Securities Risk	Mid-Cap Securities Risk
Model and Data Risk	Model and Data Risk	Model and Data Risk
Momentum Style Risk	Momentum Style Risk	Momentum Style Risk
Securities Lending Risk	Securities Lending Risk	Securities Lending Risk
Tax-Managed Investment Risk	N/A	Tax-Managed Investment Risk
Value Style Risk	Value Style Risk	Value Style Risk

Comparison of the AQR TM Small Cap Momentum Style Fund and the AQR Small Cap Momentum Style Fund

AQR TM Small Cap Momentum Style Fund (T)	AQR Small Cap Momentum Style Fund (A)	Combined Fund
Common Stock Risk	Common Stock Risk	Common Stock Risk
Counterparty Risk	Counterparty Risk	Counterparty Risk
Derivatives Risk	Derivatives Risk	Derivatives Risk
Futures Contract Risk	Futures Contract Risk	Futures Contract Risk
Investment in Other Investment Companies Risk	Investment in Other Investment Companies Risk	Investment in Other Investment Companies Risk
Manager Risk	Manager Risk	Manager Risk
Market Risk	Market Risk	Market Risk
Model and Data Risk	Model and Data Risk	Model and Data Risk
Momentum Style Risk	Momentum Style Risk	Momentum Style Risk
Securities Lending Risk	Securities Lending Risk	Securities Lending Risk
Small-Cap Securities Risk	Small-Cap Securities Risk	Small-Cap Securities Risk
Tax-Managed Investment Risk	N/A	Tax-Managed Investment Risk

AQR Funds—Prospectus	36

Comparison of the AQR TM Small Cap Multi-Style Fund and the AQR Small Cap Multi-Style Fund

AQR TM Small Cap Multi-Style Fund (T)	AQR Small Cap Multi-Style Fund (A)	Combined Fund
Common Stock Risk	Common Stock Risk	Common Stock Risk
Counterparty Risk	Counterparty Risk	Counterparty Risk
Derivatives Risk	Derivatives Risk	Derivatives Risk
Futures Contract Risk	Futures Contract Risk	Futures Contract Risk
Investment in Other Investment Companies Risk	Investment in Other Investment Companies Risk	Investment in Other Investment Companies Risk
Manager Risk	Manager Risk	Manager Risk
Market Risk	Market Risk	Market Risk
Model and Data Risk	Model and Data Risk	Model and Data Risk
Momentum Style Risk	Momentum Style Risk	Momentum Style Risk
Securities Lending Risk	Securities Lending Risk	Securities Lending Risk
Small-Cap Securities Risk	Small-Cap Securities Risk	Small-Cap Securities Risk
Tax-Managed Investment Risk	N/A	Tax-Managed Investment Risk
Value Style Risk	Value Style Risk	Value Style Risk

The risks identified below are the principal risks of investing in each Fund, if indicated in the foregoing tables. Please refer to the principal risk factor tables above for information on the specific risks that apply to each Fund.

Common Stock Risk: A Fund may invest in, or have exposure to, common stocks, which are a type of equity security that represents an ownership interest in a corporation. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company’s assets, including debt holders and preferred stockholders. Therefore, a Fund could lose money if a company in which it invests becomes financially distressed.

Counterparty Risk: The Fund may enter into various types of derivative contracts as described below under “Derivatives Risk”. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund.

Currency Risk: Currency risk is the risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Fund’s investments in securities denominated in a foreign currency or may widen existing losses.

Currency exchange rates may be particularly affected by the relative rates of inflation, interest rate levels, the balance of payments and the extent of governmental surpluses or deficits in such foreign countries and in the United States, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of such foreign countries, the United States and other countries important to international trade and finance. Governments may use a variety of techniques, such as intervention by their central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their respective currencies. They may also issue a new currency to replace an existing currency or alter the exchange rate or relative exchange characteristics by devaluation or revaluation of a currency. The liquidity and trading value of these foreign currencies could be affected by the actions of sovereign governments and central banks, which could change or interfere with theretofore freely determined currency valuation, fluctuations in response to other market forces and the movement of currencies across borders.

Derivatives Risk: The Adviser may make use of futures, forwards, swaps and other forms of derivative instruments. In general, a derivative instrument typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or level of the underlying asset or index, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The use of derivative instruments also exposes a Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include, as further described in the principal investment strategies for each Fund, futures contracts, swaps, and/or forward foreign currency contracts. Additionally, to the extent a Fund is required to segregate or “set aside” (often referred to as “asset segregation”) liquid assets or otherwise cover open positions with respect to certain derivative instruments, the Fund may be required to sell portfolio instruments to meet these asset segregation requirements. There is a possibility that segregation involving a large percentage

AQR Funds—Prospectus	37

of a Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations. Risks of these instruments include:

•	that interest rates, securities prices and currency markets will not move in the direction that the portfolio managers anticipate;

•	that prices of the instruments and the prices of underlying securities, interest rates or currencies they are designed to reflect do not move together as expected;

•	that the skills needed to use these strategies are different than those needed to select portfolio securities;

•

the possible absence of a liquid secondary market for any particular instrument and, for exchange-traded instruments, possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

•	that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited);

•	particularly in the case of privately-negotiated instruments, that the counterparty will not perform its obligations, which could cause the Fund to lose money;

•	the inability to close out certain hedged positions to avoid adverse tax consequences, and the fact that some of these instruments may have uncertain tax implications for the Funds;

•

the fact that “speculative position limits” imposed by the Commodity Futures Trading Commission (“CFTC”) and certain futures exchanges on net long and short positions may require the Funds to limit or unravel positions in certain types of instruments; and

•	the high levels of volatility some of these instruments may exhibit, in some cases due to the high levels of leverage an investor may achieve with them.

The SEC recently adopted a new rule that will change the regulation of the use of derivatives by registered investment companies, such as the Fund. The new rule will replace the aforementioned asset segregation requirements with a requirement to ensure a Fund has a risk management program consistent with the new rule, along with other requirements. The Fund will not be required to comply with the new rule until 18 months after its effective date.

Emerging Market Risk: A Fund may have exposure to emerging markets. Investing in emerging markets will, among other things, expose the Fund to all the risks described below in the “Foreign Investments Risk” section, and you should review that section carefully. However, there are greater risks involved in investing in emerging market countries and/or their securities markets than there are in more developed countries and/or markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of a Fund to buy, sell, receive or deliver these securities. The small size of their securities markets and low trading volumes can make emerging market investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. A Fund may be required to establish special custody or other arrangements before investing. In addition, because the securities settlement procedures are less developed in these countries, the Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. The possible establishment of exchange controls or freezes on the convertibility of currency might adversely affect an investment in foreign securities.

Foreign Investments Risk: A Fund’s investments in foreign instruments, including depositary receipts, involve risks not associated with investing in U.S. instruments. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign instruments, among others, include:

•	Counterparty Risk: A Fund may enter into foreign investment instruments with a counterparty, which will subject the Fund to counterparty risk (see “Counterparty Risk” above).

•

Currency Risk: Currency risk is the risk that changes in currency exchange rates will negatively affect instruments denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Funds’ investments in instruments denominated in a foreign currency or may widen existing losses. To the extent that a Fund is invested in foreign instruments while also maintaining currency positions, it may be exposed to greater combined risk. See “Currency Risk” above.

•

Geographic Risk: If a Fund concentrates its investments in issuers located or doing business in any country or region, factors adversely affecting that country or region will affect the Fund’s net asset value more than would be the case if the Fund had made more geographically diverse investments. The economies and financial markets of certain regions, such as Latin America or Asia, can be highly interdependent and decline all at the same time.

AQR Funds—Prospectus	38

•

Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Fund’s foreign investments, potentially including expropriation and nationalization, confiscatory taxation, and the potential difficulty of repatriating funds to the United States.

•

Regulatory Risk: Issuers of foreign instruments and foreign instruments markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

•	Transaction Costs Risk: The costs of buying and selling foreign instruments, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

•

Use of Foreign Currency Forward Agreements: Foreign currency forward prices are influenced by, among other things, changes in balances of payments and trade, domestic and international rates of inflation, international trade restrictions and currency devaluations and revaluations. Investments in currency forward contracts may cause a Fund to maintain net short positions in any currency, including home country currency. In other words, the total value of short exposure to such currency (such as short spot and forward positions in such currency) may exceed the total value of long exposure to such currency (such as long individual equity positions, long spot and forward positions in such currency).

Forward and Futures Contract Risk: As described in the “Principal Investment Strategies” section for each Fund, a Fund may invest in forward and/or futures contracts. The successful use of forward and futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of forward and futures contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including exchange-traded funds (“ETFs”), are subject to market and manager risk. In addition, if a Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds that invest in U.S. government securities seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a stable NAV money market mutual fund. Moreover, prime money market mutual funds are required to use floating NAVs that do not preserve the value of the Fund’s investment at $1.00 per share. A prime money market mutual fund may impose liquidity fees or temporary gates on redemptions if its weekly liquid assets fall below a designated threshold. If this were to occur, the Fund may lose money on its investment in the prime money market mutual fund, or the Fund may not be able to redeem its investment in the prime money market mutual fund.

Manager Risk: If the Adviser makes poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Each Fund is subject to market risk, which is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Market risk applies to every Fund investment. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Mid-Cap Securities Risk: The Fund may invest in, or have exposure to, the securities of mid-cap companies. The prices of securities of mid-cap companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large-cap companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession.

Model and Data Risk: Given the complexity of the investments and strategies of each Fund, the Adviser relies heavily on quantitative models and information and traditional and non-traditional data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging a Fund’s investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose a Fund to potential risks. For example, by relying on Models and Data, the Adviser may be induced to buy certain investments at prices that are too high, to sell certain other investments at prices that are too low, or to miss favorable opportunities altogether. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment, forecasting movements in industries, sectors, or corporate or government entities, as applicable, or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

AQR Funds—Prospectus	39

Some of the models used by the Adviser for one or more Funds are predictive in nature. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses on a cash flow and/or a mark-to-market basis. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for a Fund. Furthermore, because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend on the accuracy and reliability of the supplied historical data.

All models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect. However, even if data is inputted correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments. Model prices can differ from market prices as model prices are typically based on assumptions and estimates derived from recent market data that may not remain realistic or relevant in the future. To address these issues, the Adviser evaluates model prices and outputs versus recent transactions or similar securities, and as a result, such models may be modified from time to time.

A Fund is unlikely to be successful unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated. The Adviser’s testing of its Models and Data are directed in part at identifying these risks, but there is no guarantee that these risks will be effectively managed. If and to the extent that the models do not reflect certain factors, and the Adviser does not successfully address such omissions through its testing and evaluation and modify the models accordingly, major losses may result. The Adviser, in its sole discretion, will continue to test, evaluate and add new models, which may result in the modification of existing models from time to time. Any modification of the models or strategies will not be subject to any requirement that shareholders receive notice of the change or that they consent to it. There can be no assurance that model modifications will enable the Fund to achieve its investment objective.

Momentum Style Risk: Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

Real Estate-Related Investment Risk: Investments in real estate investment trusts and other real estate-related investments are subject to unique risks. Adverse developments affecting the real estate industry and real property values can cause the stocks of these companies to decline. In a rising interest rate environment, the stock prices of real estate-related investments may decline and the borrowing costs of these companies may increase. Historically, the returns from the stocks of real estate-related investments, which typically are small- or mid-capitalization stocks, have performed differently from the overall stock market. Real estate-related investments are subject to management fees and other expenses. a Fund will bear its proportionate share of these costs when it invests in real estate-related investments.

Securities Lending Risk: A Fund’s risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, the Fund is responsible for any loss that might result from its investment of the borrower’s collateral.

Small-Cap Securities Risk: Investments in or exposure to the securities of companies with smaller market capitalizations involve higher risks in some respects than do investments in securities of larger companies. For example, prices of such securities are often more volatile than prices of large capitalization securities. In addition, due to thin trading in some such securities, an investment in these securities may be less liquid (i.e., harder to sell) than that of larger capitalization securities. Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.

Tax-Managed Investment Risk: The performance of a Fund may deviate from that of non-tax managed funds and may not provide as high a return before consideration of federal income tax consequences as non-tax managed funds. Each Fund’s tax-sensitive investment strategies, when employed, involves active management with the intent of minimizing the amount of realized gains from the sale of securities; however, market conditions may limit a Fund’s ability to execute such strategies and the Fund may not employ tax-sensitive investment strategies at all times. Each Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Although each Fund expects that when it employs tax-sensitive investment strategies a smaller portion of its total return will consist of taxable distributions to shareholders as compared to non-tax managed funds, there can be no assurance about the size of taxable distributions to shareholders.

Distributions of ordinary income to shareholders may be reduced by investing in lower-yielding securities and/or stocks that pay dividends that would qualify for favorable federal tax treatment provided certain holding periods and other conditions are satisfied by the Fund. Each Fund may invest a portion of its assets in stocks and other securities that generate income taxable at ordinary income rates.

AQR Funds—Prospectus	40

Value Style Risk: Investing in or having exposure to “value” securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security’s true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

The Funds may also be subject to certain other risks associated with their investments and investment strategies, including:

Market Disruption Risk: Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises, spread of infectious illness and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt the U.S. and world economies, individual companies and markets and may have significant adverse direct or indirect effects on the Fund and its investments. Such events include the recent pandemic spread of the novel coronavirus known as COVID-19, the duration and full effects of which are still uncertain. The Funds could lose money due to the effects of a market disruption. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

LIBOR Risk: Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Fund.

Additional descriptions are in the Fund Prospectuses and Fund SAI, which are incorporated herein by reference.

Fundamental Investment Restrictions

Each Combined Fund will have the same fundamental investment restrictions as its Target Fund, as set forth in Appendix A.

Performance Information

The performance of each Target Fund and its corresponding Acquiring Fund has been similar over the periods for which they have both been in operation. Minor differences in Fund performance over the same period were primarily due to the tax-managed strategy employed by certain Funds. The performance information below shows summary performance information for each Fund’s Class I Shares in a bar chart and all of each Fund’s share classes in an average annual total returns table. The information shows you how each Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. A Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results. Updated information on each Fund’s performance, including its current NAV per share, can be obtained by visiting https://funds.aqr.com.

AQR Emerging Multi-Style Fund

Class I Shares—Total Returns

The bar chart below provides an illustration of how the AQR Emerging Multi-Style Fund’s performance has varied in each of the indicated calendar years.

Highest Quarterly Return	Lowest Quarterly Return
12.71% (1Q17)	-18.67% (3Q15)

The year-to-date return of the Fund’s Class I Shares as of September 30, 2020 was 0.10%.

AQR Funds—Prospectus	41

Average Annual Total Returns as of December 31, 2019

The following table compares the AQR Emerging Multi-Style Fund’s average annual total returns for Class I, Class N and Class R6 Shares as of December 31, 2019 to the MSCI Emerging Markets Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.

	One Year	Five Year	Since Inception*
AQR Emerging Multi-Style Fund—Class I*
Return Before Taxes	14.82%	3.13%	2.51%
Return After Taxes on Distributions	14.28%	2.70%	2.10%
Return After Taxes on Distributions and Sale of Fund Shares	9.36%	2.47%	1.98%
MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)	18.44%	5.61%	4.06%
AQR Emerging Multi-Style Fund—Class N*
Return Before Taxes	14.62%	2.91%	2.28%
MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)	18.44%	5.61%	4.06%
AQR Emerging Multi-Style Fund—Class R6*
Return Before Taxes	14.91%	3.24%	1.82%
MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)	18.44%	5.61%	3.30%

* The inception dates for the Class I Shares, Class N Shares and Class R6 Shares were May 13, 2014, May 13, 2014 and July 10, 2014, respectively.

After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.

AQR TM Emerging Multi-Style Fund

Class I Shares—Total Returns

The bar chart below provides an illustration of how the AQR TM Emerging Multi-Style Fund’s performance has varied in each of the indicated calendar years.

Highest Quarterly Return	Lowest Quarterly Return
12.65% (1Q17)	-10.51% (2Q18)

The year-to-date return of the Fund’s Class I Shares as of September 30, 2020 was 0.28%.

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Average Annual Total Returns as of December 31, 2019

The following table compares the AQR TM Emerging Multi-Style Fund’s average annual total returns for Class I, Class N and Class R6 Shares as of December 31, 2019 to the MSCI Emerging Markets Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.

	One Year	Since Inception (February 11, 2015)
AQR TM Emerging Multi-Style Fund—Class I
Return Before Taxes	14.26%	2.99%
Return After Taxes on Distributions	13.76%	2.62%
Return After Taxes on Distributions and Sale of Fund Shares	9.00%	2.35%
AQR TM Emerging Multi-Style Fund—Class N
Return Before Taxes	13.92%	2.71%
AQR TM Emerging Multi-Style Fund—Class R6
Return Before Taxes	14.36%	3.06%
MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)	18.44%	5.61%

After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.

AQR TM International Momentum Style Fund

Class I Shares—Total Returns

The bar chart below provides an illustration of how the AQR TM International Momentum Style Fund’s performance has varied in each of the indicated calendar years.

Highest Quarterly Return	Lowest Quarterly Return
11.73% (1Q19)	-15.72% (4Q18)

The year-to-date return of the Fund’s Class I Shares as of September 30, 2020 was 2.90%.

Average Annual Total Returns as of December 31, 2019

The following table compares the AQR TM International Momentum Style Fund’s average annual total returns for Class I, Class N and Class R6 Shares as of December 31, 2019 to the MSCI World ex-USA Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.

	One Year	Five Year	Since Inception*
AQR TM International Momentum Style Fund—Class I*
Return Before Taxes	23.64%	4.52%	6.27%
Return After Taxes on Distributions	23.12%	4.19%	5.91%
Return After Taxes on Distributions and Sale of Fund Shares	14.65%	3.63%	5.08%
MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes)	22.49%	5.42%	6.57%

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	One Year	Five Year	Since Inception*
AQR TM International Momentum Style Fund—Class N*
Return Before Taxes	23.46%	4.30%	4.95%
MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes)	22.49%	5.42%	6.13%
AQR TM International Momentum Style Fund—Class R6*
Return Before Taxes	23.84%	4.64%	2.62%
MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes)	22.49%	5.42%	3.34%

* The inception dates for the Class I Shares, Class N Shares and Class R6 Shares were January 27, 2012, December 17, 2012 and July 10, 2014, respectively.

After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.

AQR International Momentum Style Fund

Class I Shares—Total Returns

The bar chart below provides an illustration of how the AQR International Momentum Style Fund’s performance has varied in each of the indicated calendar years.

Highest Quarterly Return	Lowest Quarterly Return
20.21% (3Q10)	-23.88% (3Q11)

The year-to-date return of the Fund’s Class I Shares as of September 30, 2020 was 3.78%.

Average Annual Total Returns as of December 31, 2019

The following table compares the AQR International Momentum Style Fund’s average annual total returns for Class I, Class N and Class R6 Shares as of December 31, 2019 to the MSCI World ex-USA Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.

	One Year	Five Year	Ten Year		Since Inception*
AQR International Momentum Style Fund—Class I*
Return Before Taxes	22.63%	4.68%	4.86%		6.73%
Return After Taxes on Distributions	22.11%	4.32%	4.50%		6.28%
Return After Taxes on Distributions and Sale of Fund Shares	14.02%	3.76%	3.95%		5.48%
MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes)	22.49%	5.42%	5.32%		7.49%
AQR International Momentum Style Fund—Class N*
Return Before Taxes	22.29%	4.43%	N/	A	4.74%
MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes)	22.49%	5.42%	N/	A	6.13%
AQR International Momentum Style Fund—Class R6*
Return Before Taxes	22.72%	4.79%	N/	A	2.79%
MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes)	22.49%	5.42%	N/	A	3.34%

* The inception dates for the Class I Shares, Class N Shares and Class R6 Shares were July 9, 2009, December 17, 2012 and July 10, 2014, respectively.

AQR Funds—Prospectus	44

After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.

AQR TM International Multi-Style Fund

Class I Shares—Total Returns

The bar chart below provides an illustration of how the AQR TM International Multi-Style Fund’s performance has varied in each of the indicated calendar years.

Highest Quarterly Return	Lowest Quarterly Return
11.83% (1Q19)	-13.05% (4Q18)

The year-to-date return of the Fund’s Class I Shares as of September 30, 2020 was -6.79%.

Average Annual Total Returns as of December 31, 2019

The following table compares the AQR TM International Multi-Style Fund’s average annual total returns for Class I, Class N and Class R6 Shares as of December 31, 2019 to the MSCI World ex-USA Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.

	One Year	Since Inception (February 11, 2015)
AQR TM International Multi-Style Fund—Class I
Return Before Taxes	21.00%	4.34%
Return After Taxes on Distributions	20.49%	3.96%
Return After Taxes on Distributions and Sale of Fund Shares	13.23%	3.48%
AQR TM International Multi-Style Fund—Class N
Return Before Taxes	20.80%	4.10%
AQR TM International Multi-Style Fund—Class R6
Return Before Taxes	21.20%	4.46%
MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes)	22.49%	5.38%

After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.

AQR Funds—Prospectus	45

AQR International Multi-Style Fund

Class I Shares—Total Returns

The bar chart below provides an illustration of how the AQR International Multi-Style Fund’s performance has varied in each of the indicated calendar years.

Highest Quarterly Return	Lowest Quarterly Return
11.83% (1Q19)	-12.70% (4Q18)

The year-to-date return of the Fund’s Class I Shares as of September 30, 2020 was -7.61%.

Average Annual Total Returns as of December 31, 2019

The following table compares the AQR International Multi-Style Fund’s average annual total returns for Class I, Class N and Class R6 Shares as of December 31, 2019 to the MSCI World ex-USA Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.

	One Year	Five Year	Since Inception*
AQR International Multi-Style Fund—Class I*
Return Before Taxes	20.42%	4.30%	4.68%
Return After Taxes on Distributions	19.90%	3.86%	4.23%
Return After Taxes on Distributions and Sale of Fund Shares	12.97%	3.48%	3.76%
MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes)	22.49%	5.42%	5.54%
AQR International Multi-Style Fund—Class N*
Return Before Taxes	20.16%	4.05%	4.41%
MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes)	22.49%	5.42%	5.54%
AQR International Multi-Style Fund—Class R6*
Return Before Taxes	20.62%	4.42%	2.39%
MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes)	22.49%	5.42%	3.34%

* The inception dates for the Class I Shares, Class N Shares and Class R6 Shares were March 26, 2013, March 26, 2013 and July 10, 2014, respectively.

After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.

AQR Funds—Prospectus	46

AQR TM Large Cap Momentum Style Fund

Class I Shares—Total Returns

The bar chart below provides an illustration of how the AQR TM Large Cap Momentum Style Fund’s performance has varied in each of the indicated calendar years.

Highest Quarterly Return	Lowest Quarterly Return
14.66% (1Q19)	-17.58% (4Q18)

The year-to-date return of the Fund’s Class I Shares as of September 30, 2020 was 14.51%.

Average Annual Total Returns as of December 31, 2019

The following table compares the AQR TM Large Cap Momentum Style Fund’s average annual total returns for Class I, Class N and Class R6 Shares as of December 31, 2019 to the Russell 1000® Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.

	One Year	Five Year	Since Inception*
AQR TM Large Cap Momentum Style Fund—Class I*
Return Before Taxes	28.70%	10.32%	13.76%
Return After Taxes on Distributions	28.05%	9.99%	13.34%
Return After Taxes on Distributions and Sale of Fund Shares	17.46%	8.15%	11.28%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	31.43%	11.48%	14.23%
AQR TM Large Cap Momentum Style Fund—Class N*
Return Before Taxes	28.44%	10.08%	13.29%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	31.43%	11.48%	14.49%
AQR TM Large Cap Momentum Style Fund—Class R6*
Return Before Taxes	28.88%	10.41%	10.35%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	31.43%	11.48%	11.51%

* The inception dates for the Class I Shares, Class N Shares and Class R6 Shares were January 27, 2012, December 17, 2012 and July 10, 2014, respectively.

After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.

AQR Funds—Prospectus	47

AQR Large Cap Momentum Style Fund

Class I Shares—Total Returns

The bar chart below provides an illustration of how the AQR Large Cap Momentum Style Fund’s performance has varied in each of the indicated calendar years.

Highest Quarterly Return	Lowest Quarterly Return
15.22% (3Q10)	-18.19% (3Q11)

The year-to-date return of the Fund’s Class I Shares as of September 30, 2020 was 13.03%.

Average Annual Total Returns as of December 31, 2019

The following table compares the AQR Large Cap Momentum Style Fund’s average annual total returns for Class I, Class N and Class R6 Shares as of December 31, 2019 to the Russell 1000® Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.

	One Year	Five Year	Ten Year		Since Inception*
AQR Large Cap Momentum Style Fund—Class I*
Return Before Taxes	29.22%	10.65%	12.81%		14.65%
Return After Taxes on Distributions	26.37%	8.28%	11.13%		12.91%
Return After Taxes on Distributions and Sale of Fund Shares	19.33%	8.00%	10.31%		11.95%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	31.43%	11.48%	13.54%		15.59%
AQR Large Cap Momentum Style Fund—Class N*
Return Before Taxes	28.90%	10.38%	N/	A	13.41%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	31.43%	11.48%	N/	A	14.49%
AQR Large Cap Momentum Style Fund—Class R6*
Return Before Taxes	29.34%	10.75%	N/	A	10.52%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	31.43%	11.48%	N/	A	11.51%

* The inception dates for the Class I Shares, Class N Shares and Class R6 Shares were July 9, 2009, December 17, 2012 and July 10, 2014, respectively.

After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.

AQR Funds—Prospectus	48

AQR TM Large Cap Multi-Style Fund

Class I Shares—Total Returns

The bar chart below provides an illustration of how the AQR TM Large Cap Multi-Style Fund’s performance has varied in each of the indicated calendar years.

Highest Quarterly Return	Lowest Quarterly Return
12.17% (1Q19)	-16.18% (4Q18)

The year-to-date return of the Fund’s Class I Shares as of September 30, 2020 was 3.75%.

Average Annual Total Returns as of December 31, 2019

The following table compares the AQR TM Large Cap Multi-Style Fund’s average annual total returns for Class I, Class N and Class R6 Shares as of December 31, 2019 to the Russell 1000® Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.

	One Year	Since Inception (February 11, 2015)
AQR TM Large Cap Multi-Style Fund—Class I
Return Before Taxes	24.44%	8.28%
Return After Taxes on Distributions	23.93%	7.95%
Return After Taxes on Distributions and Sale of Fund Shares	14.83%	6.48%
AQR TM Large Cap Multi-Style Fund—Class N
Return Before Taxes	24.03%	7.98%
AQR TM Large Cap Multi-Style Fund—Class R6
Return Before Taxes	24.53%	8.37%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	31.43%	11.55%

After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.

AQR Large Cap Multi-Style Fund

Class I Shares—Total Returns

The bar chart below provides an illustration of how the AQR Large Cap Multi-Style Fund’s performance has varied in each of the indicated calendar years.

Highest Quarterly Return	Lowest Quarterly Return
12.26% (1Q19)	-16.38% (4Q18)

The year-to-date return of the Fund’s Class I Shares as of September 30, 2020 was 2.32%.

AQR Funds—Prospectus	49

Average Annual Total Returns as of December 31, 2019

The following table compares the AQR Large Cap Multi-Style Fund’s average annual total returns for Class I, Class N and Class R6 Shares as of December 31, 2019 to the Russell 1000® Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.

	One Year	Five Year	Since Inception*
AQR Large Cap Multi-Style Fund—Class I*
Return Before Taxes	24.34%	8.01%	11.42%
Return After Taxes on Distributions	22.83%	7.15%	10.67%
Return After Taxes on Distributions and Sale of Fund Shares	15.48%	6.22%	9.15%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	31.43%	11.48%	13.44%
AQR Large Cap Multi-Style Fund—Class N*
Return Before Taxes	24.06%	7.74%	11.15%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	31.43%	11.48%	13.44%
AQR Large Cap Multi-Style Fund—Class R6*
Return Before Taxes	24.42%	8.12%	8.40%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	31.43%	11.48%	11.51%

* The inception dates for the Class I Shares, Class N Shares and Class R6 Shares were March 26, 2013, March 26, 2013 and July 10, 2014, respectively.

After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.

AQR TM Small Cap Momentum Style Fund

Class I Shares—Total Returns

The bar chart below provides an illustration of how the AQR TM Small Cap Momentum Style Fund’s performance has varied in each of the indicated calendar years.

Highest Quarterly Return	Lowest Quarterly Return
15.93% (1Q19)	-23.74% (4Q18)

The year-to-date return of the Fund’s Class I Shares as of September 30, 2020 was 1.47%.

AQR Funds—Prospectus	50

Average Annual Total Returns as of December 31, 2019

The following table compares the AQR TM Small Cap Momentum Style Fund’s average annual total returns for Class I, Class N and Class R6 Shares as of December 31, 2019 to the Russell 2000® Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.

	One Year	Five Year	Since Inception*
AQR TM Small Cap Momentum Style Fund—Class I*
Return Before Taxes	28.81%	7.82%	11.74%
Return After Taxes on Distributions	28.28%	7.15%	11.06%
Return After Taxes on Distributions and Sale of Fund Shares	17.43%	6.05%	9.48%
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	25.52%	8.23%	11.27%
AQR TM Small Cap Momentum Style Fund—Class N*
Return Before Taxes	28.50%	7.58%	11.45%
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	25.52%	8.23%	11.86%
AQR TM Small Cap Momentum Style Fund—Class R6*
Return Before Taxes	28.82%	7.92%	7.94%
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	25.52%	8.23%	8.32%

* The inception dates for the Class I Shares, Class N Shares and Class R6 Shares were January 27, 2012, December 17, 2012 and July 10, 2014, respectively.

After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.

AQR Small Cap Momentum Style Fund

Class I Shares—Total Returns

The bar chart below provides an illustration of how the AQR Small Cap Momentum Style Fund’s performance has varied in each of the indicated calendar years.

Highest Quarterly Return	Lowest Quarterly Return
17.75% (4Q11)	-23.72% (3Q11)

The year-to-date return of the Fund’s Class I Shares as of September 30, 2020 was 0.41%.

AQR Funds—Prospectus	51

Average Annual Total Returns as of December 31, 2019

The following table compares the AQR Small Cap Momentum Style Fund’s average annual total returns for Class I, Class N and Class R6 Shares as of December 31, 2019 to the Russell 2000® Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.

	One Year	Five Year	Ten Year		Since Inception*
AQR Small Cap Momentum Style Fund—Class I*
Return Before Taxes	26.47%	7.38%	12.20%		13.69%
Return After Taxes on Distributions	25.22%	5.42%	10.57%		11.88%
Return After Taxes on Distributions and Sale of Fund Shares	16.58%	5.55%	9.83%		11.05%
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	25.52%	8.23%	11.83%		14.18%
AQR Small Cap Momentum Style Fund—Class N*
Return Before Taxes	26.14%	7.12%	N/	A	11.38%
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	25.52%	8.23%	N/	A	11.86%
AQR Small Cap Momentum Style Fund—Class R6*
Return Before Taxes	26.65%	7.48%	N/	A	7.62%
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	25.52%	8.23%	N/	A	8.32%

* The inception dates for the Class I Shares, Class N Shares and Class R6 Shares were July 9, 2009, December 17, 2012 and July 10, 2014, respectively.

After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return after taxes on distributions due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.

AQR TM Small Cap Multi-Style Fund

Class I Shares—Total Returns

The bar chart below provides an illustration of how the AQR TM Small Cap Multi-Style Fund’s performance has varied in each of the indicated calendar years.

Highest Quarterly Return	Lowest Quarterly Return
11.45% (1Q19)	-20.33% (4Q18)

The year-to-date return of the Fund’s Class I Shares as of September 30, 2020 was -9.89%.

AQR Funds—Prospectus	52

Average Annual Total Returns as of December 31, 2019

The following table compares the AQR TM Small Cap Multi-Style Fund’s average annual total returns for Class I, Class N and Class R6 Shares as of December 31, 2019 to the Russell 2000® Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.

	One Year	Since Inception (February 11, 2015)
AQR TM Small Cap Multi-Style Fund—Class I
Return Before Taxes	19.89%	5.29%
Return After Taxes on Distributions	19.66%	4.77%
Return After Taxes on Distributions and Sale of Fund Shares	11.94%	4.07%
AQR TM Small Cap Multi-Style Fund—Class N
Return Before Taxes	19.60%	5.03%
AQR TM Small Cap Multi-Style Fund—Class R6
Return Before Taxes	19.98%	5.39%
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	25.52%	8.46%

After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.

AQR Small Cap Multi-Style Fund

Class I Shares—Total Returns

The bar chart below provides an illustration of how the AQR Small Cap Multi-Style Fund’s performance has varied in each of the indicated calendar years.

Highest Quarterly Return	Lowest Quarterly Return
12.13% (1Q19)	-19.76% (4Q18)

The year-to-date return of the Fund’s Class I Shares as of September 30, 2020 was -7.63%.

AQR Funds—Prospectus	53

Average Annual Total Returns as of December 31, 2019

The following table compares the AQR Small Cap Multi-Style Fund’s average annual total returns for Class I, Class N and Class R6 Shares as of December 31, 2019 to the Russell 2000® Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.

	One Year	Five Year	Since Inception*
AQR Small Cap Multi-Style Fund—Class I*
Return Before Taxes	20.42%	5.77%	8.97%
Return After Taxes on Distributions	20.15%	4.25%	7.68%
Return After Taxes on Distributions and Sale of Fund Shares	12.29%	4.16%	6.86%
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	25.52%	8.23%	10.18%
AQR Small Cap Multi-Style Fund—Class N*
Return Before Taxes	20.05%	5.49%	8.68%
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	25.52%	8.23%	10.18%
AQR Small Cap Multi-Style Fund—Class R6*
Return Before Taxes	20.52%	5.86%	5.94%
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	25.52%	8.23%	8.32%

* The inception dates for the Class I Shares, Class N Shares and Class R6 Shares were March 26, 2013, March 26, 2013 and July 10, 2014, respectively.

After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.

AQR Funds—Prospectus	54

Management of the Funds

AQR is an investment management firm that employs a disciplined multi-asset, global research process. (AQR stands for Applied Quantitative Research). Investment decisions are made by AQR using a series of global asset allocation, arbitrage, and security selection models, and implemented using proprietary trading and risk-management systems. AQR believes that a systematic and disciplined process is essential to achieving long-term success in investment and risk management. The principals of AQR have been pursuing the research supporting this approach since the late 1980s, and have been implementing this approach in one form or another since 1993. The research conducted by principals and employees of AQR has been published in a variety of professional journals since 1991. Please see AQR’s website (www.aqr.com) for additional information regarding the published papers written by AQR’s principals and other personnel. The Adviser is a wholly-owned subsidiary of AQR Capital Management Holdings, LLC (“AQR Holdings”), which has no activities other than holding the interests of the Adviser. Clifford S. Asness, Ph.D., M.B.A., may be deemed to control the Adviser through his voting control of the Board of Members of AQR Holdings.

AQR, Two Greenwich Plaza, Greenwich, CT 06830, serves as the investment adviser to each Fund pursuant to an investment advisory contract entered into by the Trust, on behalf of each Fund (together, the “Advisory Agreements”). Subject to the general supervision of the Board, under the terms of the Advisory Agreements, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each of the Funds’ investments in accordance with the stated policies of the Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Trustees to serve as officers of the Funds. Such officers, as well as certain other employees and Trustees of the Trust, may be directors, officers, or employees of the Adviser. The Advisory Agreement for each Fund is governed by Delaware law. A discussion regarding the basis for the Board’s approval of each Fund’s Advisory Agreement with AQR is available in the Funds’ annual report to shareholders for the period ended September 30, 2020.

AQR utilizes a team-based and integrated approach to its investment management process, including strategy development, research, portfolio implementation, risk management and trading execution. AQR’s investment decisions are based on quantitative analysis of a specified universe of securities or other assets. This quantitative analysis relies on proprietary models to generate views on securities or other assets and applies them in a disciplined and systematic process. AQR’s research, portfolio implementation and trading teams supervise the day-to-day execution of these models and continuously research ways to enhance their efficiency. Senior portfolio managers oversee this process while junior portfolio managers and portfolio implementation specialists provide appropriate oversight of the day to day details of each Fund’s portfolio.

All of the Target Funds and Acquiring Funds are, and all of the Combined Funds will be, managed by the same portfolio management team led by the following portfolio managers: Clifford S. Asness, Ph.D., M.B.A., Michele L. Aghassi, Ph.D., Andrea Frazzini, Ph.D., M.S., Ronen Israel, M.A. and Lars N. Nielsen, M.Sc. Each of the portfolio managers is a senior member of the portfolio management team that oversees AQR’s investment management process for one or more of the investment strategies employed by the Funds.

Additional information is available in the Fund Prospectuses under the heading “Management of the Funds,” which is incorporated herein by reference.

Information About the Reorganizations

The following summary of the terms and conditions of the Reorganization Agreements is qualified by reference to the Form of Reorganization Agreement, which is included as Appendix B to this Statement.

General

Under the Reorganization Agreements, the relevant Target Fund will transfer its assets to the Acquiring Fund in exchange for the assumption of certain stated liabilities of the Target Fund and shares of the Acquiring Fund. The form of each Reorganization Agreement is attached as Appendix B—“Form of Agreement and Plan of Reorganization.” The shares of the Acquiring Fund issued to each Target Fund will have an aggregate NAV equal to the aggregate NAV of the Target Fund’s shares outstanding as of the Valuation Time. Upon receipt by a Target Fund of the shares of the Acquiring Fund, the Target Fund will distribute the shares to its shareholders, and thereafter as soon as practicable after the Closing Date, the Target Fund will be terminated as a series of the Trust under Delaware state law.

The distribution of Acquiring Fund shares to each Target Fund’s shareholders will be accomplished by opening new accounts on the books of the Acquiring Fund in the names of each Target Fund’s shareholders of record (unless such shareholders currently have an account on the books of the Acquiring Fund) and transferring to those shareholder accounts the shares of the Acquiring Fund. Such newly-opened accounts on the books of the Acquiring Fund will represent the respective pro rata number of shares that each Target Fund is to receive under the terms of the Reorganization Agreement. See “Terms of the Reorganization Agreements” below.

As a result of a Reorganization, Target Fund shareholders will own the same class of shares of the Acquiring Fund (i.e., Class I Shares, Class N Shares or Class R6 Shares) as they own prior to the consummation of the Reorganization. A Target Fund

AQR Funds—Prospectus	55

shareholder will receive shares of the Acquiring Fund with an aggregate NAV equal to the aggregate NAV of the shares of the Target Fund that the shareholder owned immediately prior to the Reorganization.

No sales charge or fee of any kind will be assessed to shareholders of either Target Fund in connection with their receipt of shares of the Acquiring Fund in the Reorganizations.

Terms of the Reorganization Agreements

Pursuant to the Reorganization Agreements, the Acquiring Fund will acquire the assets of the relevant Target Fund on the Closing Date in consideration for the assumption of certain stated liabilities of the Target Fund and shares of the Acquiring Fund.

On the Closing Date, the relevant Target Fund will transfer to the Acquiring Fund its assets in exchange solely for the shares of the Acquiring Fund that are equal in value to the value of the net assets of the Target Fund transferred to the Acquiring Fund as of the Closing Date, as determined in accordance with the Trust’s valuation procedures, and the assumption by the Acquiring Fund of certain stated liabilities of the Target Fund. In order to minimize federal income and excise taxes of the Target Fund in connection with each Reorganization, the relevant Target Fund will distribute on or before the Valuation Time an amount which shall have the effect of distributing all of its undistributed net investment income and net capital gains as of the Closing Date.

Each Target Fund expects to distribute the shares of the Acquiring Fund to the shareholders of the Target Fund promptly after the Closing Date. Upon distribution of such shares, all outstanding shares of the Target Fund will be redeemed in accordance with Delaware state law and the Trust’s declaration of trust. Thereafter, the relevant Target Fund will be terminated as a series of the Trust under Delaware law.

Each Fund has made certain standard representations and warranties to each other regarding capitalization, status and conduct of business.

Unless waived in accordance with the applicable Reorganization Agreement, the obligations of the Acquiring Funds and Target Funds, respectively, are conditioned upon, among other things:

•	the absence of any rule, regulation, order, injunction or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Reorganization Agreement;

•	the receipt of all necessary approvals, consents, registrations and exemptions under federal, state and local laws;

•

the truth in all material respects as of the Closing Date of the representations and warranties of the Funds and performance and compliance in all material respects with the Funds’ agreements, obligations and covenants required by the Reorganization Agreement;

•	the effectiveness under applicable law of the registration statement of which this Statement forms a part and the absence of any stop orders under the Securities Act of 1933 pertaining thereto;

•	the declaration of a dividend by the Target Fund to distribute all of its undistributed net investment income and net capital gains; and

•

the receipt of opinions of counsel to the effect that, for U.S. federal income tax purposes, the Reorganization will qualify for treatment as a “reorganization” within the meaning of Section 368(a) of the Code.

Each Reorganization Agreement may be terminated or amended by the mutual consent of the Funds prior to closing.

Tax Considerations

Each Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under Section 368(a)(1)(C) of the Code pursuant to which no gain or loss will generally be recognized by the Target Fund, the Acquiring Fund or their respective shareholders.

The consummation of the transactions contemplated under each Reorganization Agreement is conditioned upon receipt of an opinion from Simpson Thacher & Bartlett LLP, counsel to the Trust, to the effect that, for U.S. federal income tax purposes, the Reorganization will qualify for treatment as a “reorganization” within the meaning of Section 368(a) of the Code.

If a Reorganization qualifies as a “reorganization” under the Code, then, for U.S. federal income tax purposes, as a general matter (and subject to certain exceptions):

•	no gain or loss will be recognized by the Target Fund, the Acquiring Fund or their respective shareholders as a result of the Reorganization;

•

the holding period and adjusted tax basis of the shares of the Acquiring Fund received by a shareholder of the Target Fund will be the same as the holding period and adjusted tax basis of such shareholder’s shares of the Target Fund immediately prior to the Reorganization; and

•

the Acquiring Fund will have a holding period and adjusted tax basis in each asset that is transferred to it by the Target Fund pursuant to the Reorganization that is equal to the Target Fund’s holding period and adjusted tax basis in such asset immediately prior to the Reorganization.

AQR Funds—Prospectus	56

Other tax consequences to shareholders of the Target Funds include the following:

•

The Target Funds will continue to buy and sell securities prior to the transaction. It is possible that any such sales will increase or decrease the expected distributions to shareholders of the Target Funds prior to the Reorganizations. The exact amount of such sales and whether and to what extent they will result in taxable distributions to shareholders of the Target Funds will be influenced by a variety of factors and cannot be determined with certainty at this time.

•

Since the adjusted tax basis of the Target Funds’ assets that are transferred will generally remain the same in the hands of the respective Acquiring Funds (other than certain assets, if any, subject to mark to market treatment under special tax rules), gains or losses on the subsequent sale of such assets by the Acquiring Funds will be shared with the shareholders of the Acquiring Funds.

•

Any gains or losses realized by a Combined Fund on the sale of the historic assets of its Acquiring Fund will be shared with the shareholders of its Target Fund, and thus may increase or decrease the distributions to, and tax paid by, the shareholders of a Target Fund after its Reorganization.

•

The Target Funds generally have declared dividends annually (usually in December). Prior to the Valuation Time, each Target Fund will declare and distribute a dividend which, together with all previous dividends and distributions, shall have the effect of distributing to the shareholders of the Target Fund substantially all of the Target Fund’s investment company taxable income (computed without regard to any deduction for dividends paid) and net capital gains (after reduction for any capital loss carry forward) for all taxable periods ending on or before the Closing Date.

Based on the information available at the time of this Statement, it is anticipated that immediately after the closing of each Reorganization:

•	AQR Large Cap Momentum Style Fund, AQR Large Cap Multi-Style Fund and AQR Small Cap Momentum Style Fund may not have any capital loss carryforwards.

•

AQR Emerging Multi-Style II Fund (formerly known as AQR TM Emerging Multi-Style Fund), AQR International Momentum Style Fund, AQR International Multi-Style Fund and AQR Small Cap Multi-Style Fund may be limited in (i) the use of its Target Fund’s capital loss carryforwards, if any, and (ii) its recognition of tax basis built in gains attributable to the Target Fund or the Acquiring Fund. To seek to minimize limits on the use of these capital loss carryforwards and recognition of these tax basis built in gains, assets of the Target Funds and Acquiring Funds may be sold prior to the Closing Date of these Reorganizations. To the extent any such sales result in recognized capital gains, the amount of the applicable Fund’s capital loss carryforwards will decrease prior to the Closing Date. Any such sales, if made outside the ordinary course of business, would increase trading costs.

Shareholders should recognize that an opinion of counsel is not binding on the Internal Revenue Service (the “IRS”) or on any court. The Funds have not sought and do not intend to seek any rulings from the IRS regarding the tax consequences of the Reorganizations. Accordingly, there can be no assurance that the IRS will not take positions concerning the tax consequences of the Reorganizations that are different from those discussed above or that any such positions would not be sustained.

Accounting Survivor and Performance Reporting

Each Acquiring Fund will be the surviving fund for accounting, tax, and performance reporting purposes. The Acquiring Fund’s historical financial statements will be utilized for all financial reporting after each Reorganization and the performance of each Target Fund will no longer be used.

Description of Shares

As a result of a Reorganization, Target Fund shareholders will own the same class of shares of the Acquiring Fund (i.e., Class I Shares, Class N Shares or Class R6 Shares) as they own prior to the consummation of the Reorganization. Full and fractional shares of each Acquiring Fund will be issued to shareholders of the Target Funds in accordance with the procedures under the Reorganization Agreements as previously described. Each Acquiring Fund share will be fully paid and non-assessable when issued, will have no preemptive or conversion rights. Each Acquiring Fund share will entitled to participate equally in dividends and distributions declared by the relevant Acquiring Fund and in the net assets of such Acquiring Fund on liquidation or dissolution after satisfaction of outstanding liabilities. Ownership of shares of an Acquiring Fund by former shareholders of a Target Fund will be recorded electronically and the Acquiring Funds will issue a confirmation to such shareholders relating to those shares acquired as a result of the Reorganizations.

The voting rights of the Target Funds and the Acquiring Funds are the same. As shareholders of an Acquiring Fund, former shareholders of a Target Fund will have the same voting rights with respect to the Acquiring Fund as they currently have with respect to their Target Fund. Neither the Target Funds nor the Acquiring Funds routinely hold meetings of shareholders. Both the Target Funds and the Acquiring Funds are organized as series of the Trust, a Delaware statutory trust. Except when a larger quorum is required by the Trust’s Declaration of Trust or By-Laws or other applicable law, thirty-three and one-third percent (33 1/3%) of the shares entitled to vote shall constitute a quorum at a shareholders’ meeting.

AQR Funds—Prospectus	57

Portfolio Holdings

It is anticipated that substantially all of the Target Funds’ portfolio holdings will transfer to the Acquiring Funds as part of the Reorganizations. Prior to the Reorganizations, it is anticipated that derivatives positions (if applicable) will generally be closed out, and any holdings that are deemed worthless will be disposed of.

Capitalization

The following tables show the unaudited capitalization of each Target Fund and Acquiring Fund (as of September 30, 2020), and on a pro forma basis as of that date giving effect to the proposed acquisition of fund assets. The actual net assets of the Target Funds and Acquiring Funds on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares.

Comparison of the AQR Emerging Multi-Style Fund and the AQR TM Emerging Multi-Style Fund

Fund	Net Assets*	Net Asset Value Per Share*	Shares Outstanding*
AQR Emerging Multi-Style Fund
Class I	44,057,154	$10.23	4,306,921
Class N	3,346,952	10.23	327,236
Class R6	180,684,300	10.25	17,633,709
AQR TM Emerging Multi-Style Fund
Class I	19,270,808	10.57	1,823,270
Class N	866,935	10.60	81,779
Class R6	321,430,787	10.58	30,383,517
Pro Forma Combined Fund
Class I	63,327,962	10.57	5,991,652
Class N	4,213,887	10.60	397,501
Class R6	502,115,087	10.58	47,462,853

* Information is as of September 30, 2020.

Comparison of the AQR TM International Momentum Style Fund and the AQR International Momentum Style Fund

Fund	Net Assets*	Net Asset Value Per Share*	Shares Outstanding*
AQR TM International Momentum Style Fund
Class I	58,275,761	$14.19	4,106,404
Class N	2,860,580	14.11	202,784
Class R6	48,162,443	14.15	3,402,835
AQR International Momentum Style Fund
Class I	256,066,580	16.19	15,819,338
Class N	60,332,540	16.14	3,737,181
Class R6	114,948,759	16.16	7,111,272
Pro Forma Combined Fund
Class I	314,342,341	16.19	19,419,511
Class N	63,193,120	16.14	3,914,374
Class R6	163,111,202	16.16	10,090,828

* Information is as of September 30, 2020.

AQR Funds—Prospectus	58

Comparison of the AQR TM International Multi-Style Fund and the AQR International Multi-Style Fund

Fund	Net Assets*	Net Asset Value Per Share*	Shares Outstanding*
AQR TM International Multi-Style Fund
Class I	25,718,092	$10.30	2,497,480
Class N	1,225,513	10.27	119,278
Class R6	164,977,729	10.32	15,989,800
AQR International Multi-Style Fund
Class I	49,672,514	10.69	4,646,854
Class N	4,146,603	10.66	389,023
Class R6	191,954,625	10.67	17,983,584
Pro Forma Combined Fund
Class I	75,390,606	10.69	7,052,777
Class N	5,372,116	10.66	503,997
Class R6	356,932,354	10.67	33,439,794

* Information is as of September 30, 2020.

Comparison of the AQR TM Large Cap Momentum Style Fund and the AQR Large Cap Momentum Style Fund

Fund	Net Assets*	Net Asset Value Per Share*	Shares Outstanding*
AQR TM Large Cap Momentum Style Fund
Class I	151,208,778	$28.34	5,335,272
Class N	5,839,225	28.21	206,996
Class R6	105,773,388	28.31	3,736,222
AQR Large Cap Momentum Style Fund
Class I	616,262,643	24.47	25,183,797
Class N	46,796,850	24.46	1,912,932
Class R6	116,264,303	24.40	4,765,416
Pro Forma Combined Fund
Class I	767,471,421	24.47	31,362,999
Class N	52,636,075	24.46	2,151,624
Class R6	222,037,691	24.40	9,100,833

* Information is as of September 30, 2020.

Comparison of the AQR TM Large Cap Multi-Style Fund and the AQR Large Cap Multi-Style Fund

Fund	Net Assets*	Net Asset Value Per Share*	Shares Outstanding*
AQR TM Large Cap Multi-Style Fund
Class I	81,992,006	$14.39	5,696,598
Class N	2,004,935	14.39	139,337
Class R6	193,801,082	14.41	13,446,015
AQR Large Cap Multi-Style Fund
Class I	218,608,750	17.63	12,397,274
Class N	10,681,542	17.72	602,833
Class R6	863,891,557	17.62	49,015,867
Pro Forma Combined Fund
Class I	300,600,756	17.63	17,047,030
Class N	12,686,477	17.72	715,985
Class R6	1,057,692,639	17.62	60,011,840

* Information is as of September 30, 2020.

AQR Funds—Prospectus	59

Comparison of the AQR TM Small Cap Momentum Style Fund and the AQR Small Cap Momentum Style Fund

Fund	Net Assets*	Net Asset Value Per Share*	Shares Outstanding*
AQR TM Small Cap Momentum Style Fund
Class I	42,661,825	$20.00	2,132,935
Class N	2,697,737	19.83	136,014
Class R6	1,842,692	20.00	92,148
AQR Small Cap Momentum Style Fund
Class I	160,585,983	19.47	8,249,096
Class N	3,761,316	19.45	193,339
Class R6	42,452,997	19.41	2,187,452
Pro Forma Combined Fund
Class I	203,247,808	19.47	10,440,579
Class N	6,459,053	19.45	332,008
Class R6	44,295,689	19.41	2,282,399

* Information is as of September 30, 2020.

Comparison of the AQR TM Small Cap Multi-Style Fund and the AQR Small Cap Multi-Style Fund

Fund	Net Assets*	Net Asset Value Per Share*	Shares Outstanding*
AQR TM Small Cap Multi-Style Fund
Class I	12,759,336	$10.48	1,217,441
Class N	3,163,125	10.46	302,348
Class R6	2,201,283	10.50	209,598
AQR Small Cap Multi-Style Fund
Class I	39,049,453	12.35	3,161,294
Class N	5,421,509	12.32	440,172
Class R6	213,516,511	12.37	17,263,343
Pro Forma Combined Fund
Class I	51,808,789	12.35	4,194,241
Class N	8,584,634	12.32	696,986
Class R6	215,717,794	12.37	17,441,322

* Information is as of September 30, 2020.

Reorganization Costs

Costs related to each Reorganization (including legal expenses, audit expenses and expenses related to printing and mailing) are estimated in the following tables and all or a portion of such costs will be paid for by the Funds since each Reorganization is expected to benefit the Funds. AQR will bear any costs of a Reorganization that are not borne by the Target Fund or Acquiring Fund. The sale of any assets that are not acceptable to an Acquiring Fund will result in additional brokerage expenses.

The total estimated expenses associated with each Reorganization are as follows:

Estimated Reorganization Costs
Total	$98,792
To be paid by AQR Emerging Multi-Style Fund	$10,727
To be paid by AQR TM Emerging Multi-Style Fund	$47,764

Estimated Reorganization Costs
Total	$98,341
To be paid by AQR TM International Momentum Style Fund	$5,336
To be paid by AQR International Momentum Style Fund	$21,170

Estimated Reorganization Costs
Total	$97,215
To be paid by AQR TM International Multi-Style Fund	$46,881
To be paid by AQR International Multi-Style Fund	$12,167

AQR Funds—Prospectus	60

Estimated Reorganization Costs
Total	$101,762
To be paid by AQR TM Large Cap Momentum Style Fund	$12,092
To be paid by AQR Large Cap Momentum Style Fund	$42,542

Estimated Reorganization Costs
Total	$105,109
To be paid by AQR TM Large Cap Multi-Style Fund	$47,041
To be paid by AQR Large Cap Multi-Style Fund	$50,212

Estimated Reorganization Costs
Total	$93,947
To be paid by AQR TM Small Cap Momentum Style Fund	$2,343
To be paid by AQR Small Cap Momentum Style Fund	$10,910

Estimated Reorganization Costs
Total	$88,395
To be paid by AQR TM Small Cap Multi-Style Fund	$9,072
To be paid by AQR Small Cap Multi-Style Fund	$5,204

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AQR Funds—Prospectus	62

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for each share class for each of the periods presented. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports on the financial statements containing the financial highlights are included in the representative Fund’s annual report, which is available upon request.

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR LARGE CAP MULTI-STYLE FUND CLASS I
For the year ended September 30, 2020	$16.84	0.23		1.48	1.71	(0.21)	(0.71)	(0.92)
For the year ended September 30, 2019	$18.83	0.21	[6]	(1.06)	(0.85)	(0.27)	(0.87)	(1.14)
For the year ended September 30, 2018	$16.87	0.23		2.13	2.36	(0.22)	(0.18)	(0.40)
For the year ended September 30, 2017	$14.00	0.22		2.84	3.06	(0.19)	—	(0.19)
For the year ended September 30, 2016	$13.25	0.19		0.68	0.87	(0.12)	(0.00)[7]	(0.12)
AQR LARGE CAP MULTI-STYLE FUND CLASS N
For the year ended September 30, 2020	$16.76	0.20		1.47	1.67	—	(0.71)	(0.71)
For the year ended September 30, 2019	$18.74	0.17	[6]	(1.06)	(0.89)	(0.22)	(0.87)	(1.09)
For the year ended September 30, 2018	$16.79	0.18		2.13	2.31	(0.18)	(0.18)	(0.36)
For the year ended September 30, 2017	$13.94	0.18		2.82	3.00	(0.15)	—	(0.15)
For the year ended September 30, 2016	$13.19	0.16		0.68	0.84	(0.09)	(0.00)[7]	(0.09)
AQR LARGE CAP MULTI-STYLE FUND CLASS R6
For the year ended September 30, 2020	$16.83	0.25		1.48	1.73	(0.23)	(0.71)	(0.94)
For the year ended September 30, 2019	$18.83	0.23	[6]	(1.07)	(0.84)	(0.29)	(0.87)	(1.16)
For the year ended September 30, 2018	$16.87	0.25		2.13	2.38	(0.24)	(0.18)	(0.42)
For the year ended September 30, 2017	$14.00	0.24		2.84	3.08	(0.21)	—	(0.21)
For the year ended September 30, 2016	$13.25	0.21		0.68	0.89	(0.14)	(0.00)[7]	(0.14)
AQR SMALL CAP MULTI-STYLE FUND CLASS I
For the year ended September 30, 2020	$12.33	0.08		0.07 [8]	0.15	(0.12)	(0.01)	(0.13)
For the year ended September 30, 2019	$15.88	0.11	[6]	(2.14)	(2.03)	(0.08)	(1.44)	(1.52)
For the year ended September 30, 2018	$16.09	0.10		1.27	1.37	(0.12)	(1.46)	(1.58)
For the year ended September 30, 2017	$13.96	0.12	[9]	2.39	2.51	(0.14)	(0.24)	(0.38)
For the year ended September 30, 2016	$12.30	0.13		1.56	1.69	(0.03)	(0.00)[7]	(0.03)
AQR SMALL CAP MULTI-STYLE FUND CLASS N
For the year ended September 30, 2020	$12.29	0.04		0.08 [8]	0.12	(0.08)	(0.01)	(0.09)
For the year ended September 30, 2019	$15.82	0.08	[6]	(2.12)	(2.04)	(0.05)	(1.44)	(1.49)
For the year ended September 30, 2018	$16.01	0.06		1.28	1.34	(0.07)	(1.46)	(1.53)
For the year ended September 30, 2017	$13.90	0.08	[9]	2.37	2.45	(0.10)	(0.24)	(0.34)
For the year ended September 30, 2016	$12.25	0.10		1.55	1.65	(0.00)[7]	(0.00)[7]	—
AQR SMALL CAP MULTI-STYLE FUND CLASS R6
For the year ended September 30, 2020	$12.35	0.08		0.08 [8]	0.16	(0.13)	(0.01)	(0.14)
For the year ended September 30, 2019	$15.91	0.13	[6]	(2.15)	(2.02)	(0.10)	(1.44)	(1.54)
For the year ended September 30, 2018	$16.11	0.11		1.29	1.40	(0.14)	(1.46)	(1.60)
For the year ended September 30, 2017	$13.98	0.13	[9]	2.39	2.52	(0.15)	(0.24)	(0.39)
For the year ended September 30, 2016	$12.31	0.16		1.55	1.71	(0.04)	(0.00)[7]	(0.04)
AQR INTERNATIONAL MULTI-STYLE FUND CLASS I
For the year ended September 30, 2020	$11.06	0.22		(0.25)	(0.03)	(0.34)	—	(0.34)
For the year ended September 30, 2019	$11.76	0.28		(0.60)	(0.32)	(0.38)	—	(0.38)
For the year ended September 30, 2018	$11.95	0.28		(0.18)	0.10	(0.29)	—	(0.29)
For the year ended September 30, 2017	$10.23	0.24		1.74	1.98	(0.26)	—	(0.26)
For the year ended September 30, 2016	$10.21	0.26		(0.09)	0.17	(0.15)	—	(0.15)
AQR INTERNATIONAL MULTI-STYLE FUND CLASS N
For the year ended September 30, 2020	$11.03	0.19		(0.25)	(0.06)	(0.31)	—	(0.31)
For the year ended September 30, 2019	$11.73	0.24		(0.59)	(0.35)	(0.35)	—	(0.35)
For the year ended September 30, 2018	$11.92	0.24		(0.17)	0.07	(0.26)	—	(0.26)
For the year ended September 30, 2017	$10.20	0.21		1.75	1.96	(0.24)	—	(0.24)
For the year ended September 30, 2016	$10.20	0.23		(0.10)	0.13	(0.13)	—	(0.13)

AQR Funds—Prospectus	63

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$17.63	10.30%	$218,609	0.45%	0.44%	0.44%	1.38%	48%
$16.84	(3.55)%	$361,920	0.44%	0.44%	0.44%	1.29%[6]	55%
$18.83	14.11%	$507,109	0.44%	0.44%	0.44%	1.28%	64%
$16.87	22.01%	$457,339	0.45%	0.44%	0.44%	1.46%	61%
$14.00	6.61%	$627,269	0.46%	0.45%	0.45%	1.43%	80%

$17.72	10.07%	$10,681	0.71%	0.69%	0.69%	1.17%	48%
$16.76	(3.84)%	$57,421	0.70%	0.70%	0.70%	1.02%[6]	55%
$18.74	13.83%	$71,104	0.70%	0.70%	0.70%	1.02%	64%
$16.79	21.69%	$62,679	0.71%	0.70%	0.70%	1.19%	61%
$13.94	6.40%	$64,718	0.71%	0.70%	0.70%	1.18%	80%

$17.62	10.43%	$863,892	0.35%	0.34%	0.34%	1.51%	48%
$16.83	(3.50)%	$1,027,712	0.35%	0.35%	0.35%	1.38%[6]	55%
$18.83	14.20%	$1,366,762	0.35%	0.35%	0.35%	1.37%	64%
$16.87	22.18%	$1,246,028	0.36%	0.35%	0.35%	1.54%	61%
$14.00	6.71%	$792,665	0.37%	0.35%	0.35%	1.52%	80%

$12.35	1.13%	$39,049	0.70%	0.65%	0.64%	0.63%	51%
$12.33	(11.74)%	$42,197	0.66%	0.64%	0.64%	0.92%[6]	70%
$15.88	9.18%	$61,690	0.66%	0.65%	0.64%	0.63%	64%
$16.09	18.12%	$55,115	0.69%	0.65%	0.65%	0.79%[9]	61%
$13.96	13.74%	$45,483	0.75%	0.65%	0.65%	1.00%	96%

$12.32	0.87%	$5,421	0.95%	0.90%	0.89%	0.36%	51%
$12.29	(11.94)%	$8,304	0.92%	0.90%	0.90%	0.66%[6]	70%
$15.82	8.94%	$7,795	0.92%	0.90%	0.90%	0.38%	64%
$16.01	17.79%	$8,624	0.94%	0.90%	0.90%	0.53%[9]	61%
$13.90	13.51%	$9,733	0.99%	0.90%	0.90%	0.76%	96%

$12.37	1.22%	$213,517	0.60%	0.55%	0.54%	0.70%	51%
$12.35	(11.66)%	$501,656	0.57%	0.55%	0.55%	1.02%[6]	70%
$15.91	9.34%	$675,945	0.57%	0.55%	0.55%	0.73%	64%
$16.11	18.17%	$733,984	0.59%	0.55%	0.55%	0.89%[9]	61%
$13.98	13.90%	$687,986	0.62%	0.55%	0.55%	1.23%	96%

$10.69	(0.51)%	$49,672	0.67%	0.60%	0.59%	2.04%	74%
$11.06	(2.37)%	$50,189	0.67%	0.60%	0.60%	2.56%	57%
$11.76	0.81%	$82,661	0.64%	0.60%	0.60%	2.36%	61%
$11.95	19.91%	$76,307	0.65%	0.60%[10]	0.60%[10]	2.26%[11]	55%
$10.23	1.62%	$68,288	0.68%	0.59%	0.59%	2.62%	106%

$10.66	(0.75)%	$4,147	0.92%	0.85%	0.84%	1.82%	74%
$11.03	(2.62)%	$4,261	0.92%	0.85%	0.85%	2.25%	57%
$11.73	0.51%	$6,892	0.89%	0.85%	0.85%	2.04%	61%
$11.92	19.69%	$8,836	0.91%	0.85%[10]	0.85%[10]	1.95%[11]	55%
$10.20	1.28%	$8,491	0.93%	0.85%	0.85%	2.32%	106%

AQR Funds—Prospectus	64

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR INTERNATIONAL MULTI-STYLE FUND CLASS R6
For the year ended September 30, 2020	$11.05	0.23		(0.26)	(0.03)	(0.35)	—	(0.35)
For the year ended September 30, 2019	$11.75	0.28		(0.59)	(0.31)	(0.39)	—	(0.39)
For the year ended September 30, 2018	$11.94	0.29		(0.18)	0.11	(0.30)	—	(0.30)
For the year ended September 30, 2017	$10.22	0.26		1.73	1.99	(0.27)	—	(0.27)
For the year ended September 30, 2016	$10.20	0.25		(0.07)	0.18	(0.16)	—	(0.16)
AQR EMERGING MULTI-STYLE FUND CLASS I
For the year ended September 30, 2020	$9.47	0.16		0.85	1.01	(0.25)	—	(0.25)
For the year ended September 30, 2019	$10.17	0.24	[6]	(0.72)	(0.48)	(0.22)	—	(0.22)
For the year ended September 30, 2018	$10.71	0.15		(0.51)	(0.36)	(0.18)	—	(0.18)
For the year ended September 30, 2017	$8.95	0.18		1.75	1.93	(0.17)	—	(0.17)
For the year ended September 30, 2016	$8.19	0.15		0.81	0.96	(0.20)	—	(0.20)
AQR EMERGING MULTI-STYLE FUND CLASS N
For the year ended September 30, 2020	$9.47	0.13		0.85	0.98	(0.22)	—	(0.22)
For the year ended September 30, 2019	$10.16	0.19	[6]	(0.69)	(0.50)	(0.19)	—	(0.19)
For the year ended September 30, 2018	$10.68	0.16		(0.53)	(0.37)	(0.15)	—	(0.15)
For the year ended September 30, 2017	$8.93	0.14		1.76	1.90	(0.15)	—	(0.15)
For the year ended September 30, 2016	$8.17	0.13		0.81	0.94	(0.18)	—	(0.18)
AQR EMERGING MULTI-STYLE FUND CLASS R6
For the year ended September 30, 2020	$9.48	0.17		0.86	1.03	(0.26)	—	(0.26)
For the year ended September 30, 2019	$10.19	0.22	[6]	(0.70)	(0.48)	(0.23)	—	(0.23)
For the year ended September 30, 2018	$10.72	0.22		(0.56)	(0.34)	(0.19)	—	(0.19)
For the year ended September 30, 2017	$8.97	0.19		1.74	1.93	(0.18)	—	(0.18)
For the year ended September 30, 2016	$8.20	0.16		0.81	0.97	(0.20)	—	(0.20)
AQR TM LARGE CAP MULTI-STYLE FUND CLASS I
For the year ended September 30, 2020	$13.10	0.19		1.34	1.53	(0.15)	(0.09)	(0.24)
For the year ended September 30, 2019	$13.73	0.16	[6]	(0.62)	(0.46)	(0.17)	—	(0.17)
For the year ended September 30, 2018	$12.09	0.17		1.62	1.79	(0.15)	—	(0.15)
For the year ended September 30, 2017	$10.00	0.16		2.05	2.21	(0.12)	(0.00)[7]	(0.12)
For the year ended September 30, 2016	$9.42	0.15		0.49	0.64	(0.05)	(0.01)	(0.06)
AQR TM LARGE CAP MULTI-STYLE FUND CLASS N
For the year ended September 30, 2020	$13.11	0.17		1.32	1.49	(0.12)	(0.09)	(0.21)
For the year ended September 30, 2019	$13.68	0.13	[6]	(0.60)	(0.47)	(0.10)	—	(0.10)
For the year ended September 30, 2018	$12.05	0.14		1.61	1.75	(0.12)	—	(0.12)
For the year ended September 30, 2017	$9.97	0.13		2.05	2.18	(0.10)	(0.00)[7]	(0.10)
For the year ended September 30, 2016	$9.40	0.13		0.48	0.61	(0.03)	(0.01)	(0.04)
AQR TM LARGE CAP MULTI-STYLE FUND CLASS R6
For the year ended September 30, 2020	$13.12	0.20		1.34	1.54	(0.16)	(0.09)	(0.25)
For the year ended September 30, 2019	$13.75	0.17	[6]	(0.62)	(0.45)	(0.18)	—	(0.18)
For the year ended September 30, 2018	$12.10	0.18		1.63	1.81	(0.16)	—	(0.16)
For the year ended September 30, 2017	$10.01	0.17		2.05	2.22	(0.13)	(0.00)[7]	(0.13)
For the year ended September 30, 2016	$9.42	0.16		0.49	0.65	(0.05)	(0.01)	(0.06)
AQR TM SMALL CAP MULTI-STYLE FUND CLASS I
For the year ended September 30, 2020	$10.71	0.06		(0.19)	(0.13)	(0.10)	—	(0.10)
For the year ended September 30, 2019	$12.91	0.10	[6]	(1.80)	(1.70)	(0.08)	(0.42)	(0.50)
For the year ended September 30, 2018	$12.03	0.07		1.14	1.21	(0.07)	(0.26)	(0.33)
For the year ended September 30, 2017	$10.31	0.09		1.74	1.83	(0.11)	—	(0.11)
For the year ended September 30, 2016	$9.21	0.12	[14]	1.04	1.16	(0.06)	—	(0.06)
AQR TM SMALL CAP MULTI-STYLE FUND CLASS N
For the year ended September 30, 2020	$10.70	0.03		(0.20)	(0.17)	(0.07)	—	(0.07)
For the year ended September 30, 2019	$12.86	0.07	[6]	(1.78)	(1.71)	(0.03)	(0.42)	(0.45)
For the year ended September 30, 2018	$11.98	0.04		1.14	1.18	(0.04)	(0.26)	(0.30)
For the year ended September 30, 2017	$10.28	0.05		1.74	1.79	(0.09)	—	(0.09)
For the year ended September 30, 2016	$9.20	0.10	[14]	1.03	1.13	(0.05)	—	(0.05)

AQR Funds—Prospectus	65

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$10.67	(0.47)%	$191,955	0.57%	0.50%	0.49%	2.16%	74%
$11.05	(2.27)%	$217,891	0.57%	0.50%	0.50%	2.54%	57%
$11.75	0.90%	$329,854	0.54%	0.50%	0.50%	2.44%	61%
$11.94	20.04%	$385,126	0.56%	0.50%[10]	0.50%[10]	2.41%[11]	55%
$10.22	1.71%	$301,294	0.59%	0.50%	0.50%	2.52%	106%

$10.23	10.69%	$44,057	0.89%	0.74%	0.74%	1.67%	67%
$9.47	(4.57)%	$47,542	0.86%	0.74%	0.74%	2.53%[6]	66%
$10.17	(3.48)%	$34,903	0.87%	0.75%	0.75%	1.33%	60%
$10.71	22.17%	$97,264	0.89%	0.75%	0.75%	1.93%	53%
$8.95	11.97%	$73,793	0.95%	0.75%	0.75%	1.85%	94%

$10.23	10.40%	$3,347	1.15%	0.99%	0.99%	1.36%	67%
$9.47	(4.81)%	$3,890	1.12%	1.00%	1.00%	1.99%[6]	66%
$10.16	(3.58)%	$5,311	1.12%	1.00%	1.00%	1.42%	60%
$10.68	21.82%	$6,726	1.14%	1.00%	1.00%	1.54%	53%
$8.93	11.72%	$7,600	1.20%	1.00%	1.00%	1.64%	94%

$10.25	10.88%	$180,684	0.80%	0.64%	0.64%	1.75%	67%
$9.48	(4.54)%	$176,355	0.77%	0.65%	0.65%	2.31%[6]	66%
$10.19	(3.29)%	$268,403	0.77%	0.65%	0.65%	2.02%	60%
$10.72	22.13%	$222,511	0.79%	0.65%	0.65%	2.01%	53%
$8.97	12.13%	$184,112	0.85%	0.65%	0.65%	1.96%	94%

$14.39	11.76%	$81,992	0.50%	0.45%	0.45%	1.44%	55%
$13.10	(3.17)%	$92,990	0.50%	0.45%	0.45%	1.23%[6]	59%
$13.73	14.86%	$87,556	0.48%	0.45%	0.45%	1.31%	69%
$12.09	22.33%	$64,006	0.53%	0.45%	0.45%	1.44%	77%
$10.00	6.82%	$39,964	0.59%[12]	0.43%	0.43%	1.57%	173%

$14.39	11.44%	$2,005	0.74%	0.70%	0.70%	1.28%	55%
$13.11	(3.34)%	$1,288	0.72%	0.67%	0.67%	1.00%[6]	59%
$13.68	14.57%	$2,295	0.74%	0.70%	0.70%	1.05%	69%
$12.05	22.04%	$2,210	0.78%	0.70%	0.70%	1.20%	77%
$9.97	6.48%	$2,165	0.84%[12]	0.69%	0.69%	1.34%	173%

$14.41	11.84%	$193,801	0.40%	0.35%	0.35%	1.54%	55%
$13.12	(3.06)%	$219,588	0.40%	0.35%	0.35%	1.33%[6]	59%
$13.75	15.03%	$211,229	0.39%	0.35%	0.35%	1.41%	69%
$12.10	22.37%	$161,560	0.43%	0.35%	0.35%	1.54%	77%
$10.01	6.95%	$98,092	0.53%[12]	0.35%	0.35%	1.63%	173%

$10.48	(1.34)%	$12,760	1.32%	0.67%[13]	0.67%[13]	0.56%	55%
$10.71	(12.76)%	$17,950	1.28%	0.65%	0.65%	0.94%[6]	86%
$12.91	10.23%	$25,755	1.06%	0.65%	0.65%	0.56%	80%
$12.03	17.79%	$21,257	1.23%	0.65%	0.65%	0.79%	92%
$10.31	12.64%	$13,792	1.90%[12]	0.64%	0.64%	1.27%[14]	179%

$10.46	(1.68)%	$3,163	1.58%	0.93%[13]	0.93%[13]	0.32%	55%
$10.70	(12.92)%	$3,573	1.51%	0.90%	0.90%	0.69%[6]	86%
$12.86	10.00%	$6,512	1.31%	0.90%	0.90%	0.30%	80%
$11.98	17.44%	$5,478	1.47%	0.90%	0.90%	0.48%	92%
$10.28	12.34%	$2,970	2.03%[12]	0.88%	0.88%	1.05%[14]	179%

AQR Funds—Prospectus	66

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR TM SMALL CAP MULTI-STYLE FUND CLASS R6
For the year ended September 30, 2020	$10.74	0.07		(0.20)	(0.13)	(0.11)	—	(0.11)
For the year ended September 30, 2019	$12.94	0.11	[6]	(1.80)	(1.69)	(0.09)	(0.42)	(0.51)
For the year ended September 30, 2018	$12.06	0.08		1.14	1.22	(0.08)	(0.26)	(0.34)
For the year ended September 30, 2017	$10.32	0.10		1.76	1.86	(0.12)	—	(0.12)
For the year ended September 30, 2016	$9.22	0.12	[14]	1.04	1.16	(0.06)	—	(0.06)
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS I
For the year ended September 30, 2020	$10.54	0.21		(0.15)	0.06	(0.30)	—	(0.30)
For the year ended September 30, 2019	$11.05	0.28		(0.56)	(0.28)	(0.23)	—	(0.23)
For the year ended September 30, 2018	$11.16	0.25		(0.09)	0.16	(0.27)	—	(0.27)
For the year ended September 30, 2017	$9.44	0.23		1.68	1.91	(0.19)	—	(0.19)
For the year ended September 30, 2016	$9.40	0.24		(0.08)[8]	0.16	(0.12)	—	(0.12)
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS N
For the year ended September 30, 2020	$10.52	0.19		(0.17)	0.02	(0.27)	—	(0.27)
For the year ended September 30, 2019	$11.01	0.25		(0.55)	(0.30)	(0.19)	—	(0.19)
For the year ended September 30, 2018	$11.12	0.22		(0.09)	0.13	(0.24)	—	(0.24)
For the year ended September 30, 2017	$9.42	0.20		1.68	1.88	(0.18)	—	(0.18)
For the year ended September 30, 2016	$9.39	0.22		(0.08)[8]	0.14	(0.11)	—	(0.11)
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS R6
For the year ended September 30, 2020	$10.56	0.23		(0.16)	0.07	(0.31)	—	(0.31)
For the year ended September 30, 2019	$11.08	0.29		(0.57)	(0.28)	(0.24)	—	(0.24)
For the year ended September 30, 2018	$11.18	0.26		(0.08)	0.18	(0.28)	—	(0.28)
For the year ended September 30, 2017	$9.45	0.24		1.69	1.93	(0.20)	—	(0.20)
For the year ended September 30, 2016	$9.41	0.25		(0.09)[8]	0.16	(0.12)	—	(0.12)
AQR TM EMERGING MULTI-STYLE FUND CLASS I
For the year ended September 30, 2020	$9.75	0.14		0.92	1.06	(0.24)	—	(0.24)
For the year ended September 30, 2019	$10.58	0.25	[6]	(0.86)	(0.61)	(0.22)	—	(0.22)
For the year ended September 30, 2018	$11.12	0.23	[15]	(0.59)	(0.36)	(0.18)	—	(0.18)
For the year ended September 30, 2017	$9.27	0.18		1.88	2.06	(0.21)	—	(0.21)
For the year ended September 30, 2016	$8.31	0.17		0.82	0.99	(0.03)	—	(0.03)
AQR TM EMERGING MULTI-STYLE FUND CLASS N
For the year ended September 30, 2020	$9.77	0.14		0.90	1.04	(0.21)	—	(0.21)
For the year ended September 30, 2019	$10.57	0.16	[6]	(0.79)	(0.63)	(0.17)	—	(0.17)
For the year ended September 30, 2018	$11.12	0.19	[15]	(0.59)	(0.40)	(0.15)	—	(0.15)
For the year ended September 30, 2017	$9.28	0.15		1.89	2.04	(0.20)	—	(0.20)
For the year ended September 30, 2016	$8.30	0.17		0.81	0.98	—	—	—
AQR TM EMERGING MULTI-STYLE FUND CLASS R6
For the year ended September 30, 2020	$9.76	0.18		0.89	1.07	(0.25)	—	(0.25)
For the year ended September 30, 2019	$10.59	0.23	[6]	(0.83)	(0.60)	(0.23)	—	(0.23)
For the year ended September 30, 2018	$11.13	0.24	[15]	(0.59)	(0.35)	(0.19)	—	(0.19)
For the year ended September 30, 2017	$9.28	0.19		1.88	2.07	(0.22)	—	(0.22)
For the year ended September 30, 2016	$8.32	0.18		0.82	1.00	(0.04)	—	(0.04)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS I
For the year ended September 30, 2020	$22.57	0.20		3.92	4.12	(0.25)	(1.97)	(2.22)
For the year ended September 30, 2019	$24.99	0.26	[6]	(0.44)	(0.18)	(0.22)	(2.02)	(2.24)
For the year ended September 30, 2018	$22.00	0.19		4.77	4.96	(0.21)	(1.76)	(1.97)
For the year ended September 30, 2017	$20.44	0.24		2.88	3.12	(0.32)	(1.24)	(1.56)
For the year ended September 30, 2016	$19.96	0.27		1.87	2.14	(0.21)	(1.45)	(1.66)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS N
For the year ended September 30, 2020	$22.56	0.15		3.90	4.05	(0.18)	(1.97)	(2.15)
For the year ended September 30, 2019	$24.96	0.21	[6]	(0.43)	(0.22)	(0.16)	(2.02)	(2.18)
For the year ended September 30, 2018	$21.98	0.13		4.77	4.90	(0.16)	(1.76)	(1.92)
For the year ended September 30, 2017	$20.42	0.19		2.87	3.06	(0.26)	(1.24)	(1.50)
For the year ended September 30, 2016	$19.92	0.21		1.88	2.09	(0.14)	(1.45)	(1.59)

AQR Funds—Prospectus	67

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$10.50	(1.34)%	$2,201	1.23%	0.58%[13]	0.58%[13]	0.67%	55%
$10.74	(12.60)%	$2,230	1.19%	0.55%	0.55%	1.04%[6]	86%
$12.94	10.30%	$2,568	0.96%	0.55%	0.55%	0.66%	80%
$12.06	18.04%	$2,327	1.13%	0.55%	0.55%	0.90%	92%
$10.32	12.63%	$1,973	2.29%[12]	0.55%	0.55%	1.26%[14]	179%

$10.30	0.38%	$25,718	0.69%	0.60%	0.60%	2.10%	68%
$10.54	(2.30)%	$29,185	0.71%	0.60%	0.60%	2.75%	66%
$11.05	1.39%	$28,704	0.68%	0.60%	0.60%	2.26%	54%
$11.16	20.71%	$25,736	0.71%	0.60%	0.60%	2.31%	52%
$9.44	1.68%	$20,094	0.81%[12]	0.59%	0.58%	2.58%	135%

$10.27	0.00%	$1,225	0.94%	0.85%	0.85%	1.83%	68%
$10.52	(2.51)%	$1,219	0.96%	0.85%	0.85%	2.47%	66%
$11.01	1.17%	$1,546	0.94%	0.85%	0.85%	1.99%	54%
$11.12	20.39%	$2,078	0.97%	0.85%	0.85%	2.03%	52%
$9.42	1.43%	$1,592	1.07%[12]	0.82%	0.82%	2.41%	135%

$10.32	0.47%	$164,978	0.59%	0.50%	0.50%	2.26%	68%
$10.56	(2.27)%	$159,758	0.61%	0.50%	0.50%	2.86%	66%
$11.08	1.56%	$161,422	0.59%	0.50%	0.50%	2.34%	54%
$11.18	20.89%	$151,455	0.62%	0.50%	0.50%	2.42%	52%
$9.45	1.71%	$116,641	0.72%[12]	0.50%	0.50%	2.73%	135%

$10.57	10.94%	$19,271	0.86%	0.75%	0.75%	1.48%	58%
$9.75	(5.68)%	$36,722	0.84%	0.75%	0.75%	2.51%[6]	62%
$10.58	(3.35)%	$17,266	0.85%	0.74%	0.74%	2.01%[15]	54%
$11.12	22.99%	$17,013	0.86%	0.74%	0.74%	1.89%	51%
$9.27	12.02%	$12,711	0.94%[12]	0.72%	0.72%	2.00%	181%

$10.60	10.65%	$867	1.12%	1.00%	1.00%	1.47%	58%
$9.77	(5.92)%	$677	1.09%	1.00%	1.00%	1.64%[6]	62%
$10.57	(3.70)%	$1,675	1.11%	1.00%	1.00%	1.63%[15]	54%
$11.12	22.64%	$2,301	1.12%	1.00%	1.00%	1.58%	51%
$9.28	11.81%	$2,163	1.20%[12]	0.95%	0.95%	2.01%	181%

$10.58	11.03%	$321,431	0.77%	0.65%	0.65%	1.82%	58%
$9.76	(5.59)%	$305,195	0.74%	0.65%	0.65%	2.32%[6]	62%
$10.59	(3.27)%	$313,070	0.76%	0.65%	0.65%	2.07%[15]	54%
$11.13	23.05%	$333,540	0.77%	0.65%	0.65%	1.94%	51%
$9.28	12.05%	$272,799	0.87%[12]	0.65%	0.65%	2.09%	181%

$24.47	19.52%	$616,263	0.42%	0.40%	0.40%	0.91%	75%
$22.57	1.38%	$678,252	0.41%	0.40%	0.40%	1.21%[6]	61%
$24.99	23.94%	$986,458	0.40%	0.39%	0.39%	0.84%	66%
$22.00	16.37%	$869,688	0.41%	0.40%	0.40%	1.19%	88%
$20.44	11.12%	$820,914	0.42%	0.40%	0.40%	1.34%	77%

$24.46	19.20%	$46,797	0.67%	0.65%	0.65%	0.69%	75%
$22.56	1.14%	$67,654	0.66%	0.65%	0.65%	0.97%[6]	61%
$24.96	23.61%	$77,381	0.65%	0.65%	0.65%	0.58%	66%
$21.98	16.07%	$59,044	0.66%	0.65%	0.65%	0.94%	88%
$20.42	10.89%	$57,644	0.66%	0.65%	0.65%	1.08%	77%

AQR Funds—Prospectus	68

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR LARGE CAP MOMENTUM STYLE FUND CLASS R6
For the year ended September 30, 2020	$22.51	0.23		3.90	4.13	(0.27)	(1.97)	(2.24)
For the year ended September 30, 2019	$24.94	0.29	[6]	(0.45)	(0.16)	(0.25)	(2.02)	(2.27)
For the year ended September 30, 2018	$21.96	0.22		4.75	4.97	(0.23)	(1.76)	(1.99)
For the year ended September 30, 2017	$20.41	0.26		2.87	3.13	(0.34)	(1.24)	(1.58)
For the year ended September 30, 2016	$19.94	0.29		1.86	2.15	(0.23)	(1.45)	(1.68)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS I
For the year ended September 30, 2020	$18.66	0.09		1.56	1.65	(0.10)	(0.74)	(0.84)
For the year ended September 30, 2019	$27.14	0.09	[6]	(3.83)	(3.74)	(0.04)	(4.70)	(4.74)
For the year ended September 30, 2018	$24.83	0.05	[15]	4.58	4.63	(0.06)	(2.26)	(2.32)
For the year ended September 30, 2017	$20.80	0.10	[9]	4.10	4.20	(0.17)	—	(0.17)
For the year ended September 30, 2016	$19.10	0.15		1.79	1.94	(0.16)	(0.08)	(0.24)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS N
For the year ended September 30, 2020	$18.66	0.04		1.56	1.60	(0.07)	(0.74)	(0.81)
For the year ended September 30, 2019	$27.14	0.05	[6]	(3.83)	(3.78)	(0.00)[7]	(4.70)	(4.70)
For the year ended September 30, 2018	$24.82	(0.00)[7,15]		4.58	4.58	—	(2.26)	(2.26)
For the year ended September 30, 2017	$20.68	0.05	[9]	4.09	4.14	—	—	—
For the year ended September 30, 2016	$18.99	0.09		1.78	1.87	(0.10)	(0.08)	(0.18)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS R6
For the year ended September 30, 2020	$18.61	0.11		1.56	1.67	(0.13)	(0.74)	(0.87)
For the year ended September 30, 2019	$27.10	0.13	[6]	(3.85)	(3.72)	(0.07)	(4.70)	(4.77)
For the year ended September 30, 2018	$24.79	0.08	[15]	4.58	4.66	(0.09)	(2.26)	(2.35)
For the year ended September 30, 2017	$20.77	0.12	[9]	4.09	4.21	(0.19)	—	(0.19)
For the year ended September 30, 2016	$19.09	0.13		1.81	1.94	(0.18)	(0.08)	(0.26)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS I
For the year ended September 30, 2020	$14.98	0.21		1.37	1.58	(0.37)	—	(0.37)
For the year ended September 30, 2019	$15.82	0.31		(0.87)	(0.56)	(0.28)	—	(0.28)
For the year ended September 30, 2018	$15.50	0.29		0.37	0.66	(0.34)	—	(0.34)
For the year ended September 30, 2017	$13.86	0.31		1.65	1.96	(0.32)	—	(0.32)
For the year ended September 30, 2016	$13.24	0.25		0.59	0.84	(0.22)	—	(0.22)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS N
For the year ended September 30, 2020	$14.94	0.18		1.35	1.53	(0.33)	—	(0.33)
For the year ended September 30, 2019	$15.77	0.27		(0.86)	(0.59)	(0.24)	—	(0.24)
For the year ended September 30, 2018	$15.46	0.26		0.36	0.62	(0.31)	—	(0.31)
For the year ended September 30, 2017	$13.82	0.28		1.65	1.93	(0.29)	—	(0.29)
For the year ended September 30, 2016	$13.19	0.21		0.60	0.81	(0.18)	—	(0.18)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS R6
For the year ended September 30, 2020	$14.96	0.23		1.35	1.58	(0.38)	—	(0.38)
For the year ended September 30, 2019	$15.80	0.33		(0.87)	(0.54)	(0.30)	—	(0.30)
For the year ended September 30, 2018	$15.49	0.32		0.35	0.67	(0.36)	—	(0.36)
For the year ended September 30, 2017	$13.85	0.33		1.65	1.98	(0.34)	—	(0.34)
For the year ended September 30, 2016	$13.23	0.27		0.59	0.86	(0.24)	—	(0.24)
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS I
For the year ended September 30, 2020	$23.86	0.21		4.81	5.02	(0.26)	(0.28)	(0.54)
For the year ended September 30, 2019	$24.08	0.27		(0.29)	(0.02)	(0.20)	—	(0.20)
For the year ended September 30, 2018	$19.43	0.18		4.63	4.81	(0.16)	—	(0.16)
For the year ended September 30, 2017	$16.97	0.20		2.51	2.71	(0.25)	—	(0.25)
For the year ended September 30, 2016	$15.54	0.23	[14]	1.35	1.58	(0.15)	—	(0.15)
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS N
For the year ended September 30, 2020	$23.73	0.15		4.79	4.94	(0.18)	(0.28)	(0.46)
For the year ended September 30, 2019	$23.94	0.20		(0.28)	(0.08)	(0.13)	—	(0.13)
For the year ended September 30, 2018	$19.36	0.12		4.61	4.73	(0.15)	—	(0.15)
For the year ended September 30, 2017	$16.92	0.15		2.51	2.66	(0.22)	—	(0.22)
For the year ended September 30, 2016	$15.50	0.20	[14]	1.36	1.56	(0.14)	—	(0.14)

AQR Funds—Prospectus	69

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$24.40	19.66%	$116,264	0.32%	0.30%	0.30%	1.05%	75%
$22.51	1.48%	$202,063	0.31%	0.30%	0.30%	1.33%[6]	61%
$24.94	24.06%	$101,971	0.30%	0.30%	0.30%	0.93%	66%
$21.96	16.47%	$65,920	0.31%	0.30%	0.30%	1.28%	88%
$20.41	11.23%	$59,108	0.32%	0.30%	0.30%	1.45%	77%

$19.47	8.89%	$160,586	0.67%	0.60%	0.60%	0.48%	86%
$18.66	(10.90)%	$201,555	0.66%	0.60%	0.60%	0.46%[6]	79%
$27.14	20.11%	$346,665	0.63%	0.60%	0.60%	0.21%[15]	73%
$24.83	20.30%	$359,470	0.64%	0.60%	0.60%	0.46%[9]	86%
$20.80	10.24%	$317,154	0.65%	0.60%	0.60%	0.77%	85%

$19.45	8.59%	$3,761	0.92%	0.85%	0.85%	0.23%	86%
$18.66	(11.09)%	$4,395	0.91%	0.85%	0.85%	0.28%[6]	79%
$27.14	19.84%	$2,835	0.85%	0.83%	0.83%	(0.02)%[15]	73%
$24.82	20.02%	$1,720	0.86%	0.82%	0.82%	0.24%[9]	86%
$20.68	9.96%	$1,574	0.91%	0.84%	0.84%	0.47%	85%

$19.41	8.99%	$42,453	0.57%	0.50%	0.50%	0.60%	86%
$18.61	(10.80)%	$54,417	0.56%	0.50%	0.50%	0.67%[6]	79%
$27.10	20.26%	$21,162	0.53%	0.50%	0.50%	0.31%[15]	73%
$24.79	20.39%	$11,914	0.54%	0.50%	0.50%	0.54%[9]	86%
$20.77	10.30%	$8,490	0.56%	0.50%	0.50%	0.69%	85%

$16.19	10.62%	$256,067	0.60%	0.55%	0.55%	1.41%	72%
$14.98	(3.26)%	$270,031	0.61%	0.55%	0.55%	2.12%	70%
$15.82	4.31%	$348,643	0.60%	0.55%	0.55%	1.84%	65%
$15.50	14.67%	$326,526	0.63%	0.55%[10]	0.55%[10]	2.26%[11]	84%
$13.86	6.40%	$272,002	0.63%	0.55%	0.55%	1.89%	85%

$16.14	10.33%	$60,332	0.86%	0.80%	0.80%	1.18%	72%
$14.94	(3.51)%	$36,694	0.86%	0.80%	0.80%	1.86%	70%
$15.77	4.02%	$40,452	0.85%	0.80%	0.80%	1.61%	65%
$15.46	14.38%	$34,030	0.88%	0.80%[10]	0.80%[10]	1.99%[11]	84%
$13.82	6.16%	$30,502	0.87%	0.80%	0.79%	1.59%	85%

$16.16	10.68%	$114,949	0.50%	0.45%	0.45%	1.50%	72%
$14.96	(3.15)%	$129,267	0.51%	0.45%	0.45%	2.25%	70%
$15.80	4.34%	$63,978	0.50%	0.45%	0.45%	1.99%	65%
$15.49	14.80%	$45,913	0.53%	0.45%[10]	0.45%[10]	2.35%[11]	84%
$13.85	6.53%	$35,382	0.53%	0.45%	0.45%	1.98%	85%

$28.34	21.37%	$151,209	0.45%	0.40%	0.40%	0.84%	60%
$23.86	0.08%	$120,655	0.46%	0.40%	0.40%	1.18%	60%
$24.08	24.87%	$112,851	0.45%	0.40%	0.40%	0.82%	50%
$19.43	16.16%	$87,151	0.48%	0.40%	0.40%	1.14%	57%
$16.97	10.22%	$67,397	0.49%	0.40%	0.40%	1.39%[14]	49%

$28.21	21.09%	$5,839	0.70%	0.65%	0.65%	0.61%	60%
$23.73	(0.21)%	$5,875	0.71%	0.65%	0.65%	0.92%	60%
$23.94	24.53%	$13,548	0.70%	0.65%	0.65%	0.57%	50%
$19.36	15.89%	$8,524	0.70%	0.65%	0.65%	0.78%	57%
$16.92	10.11%	$161	0.65%	0.56%	0.56%	1.22%[14]	49%

AQR Funds—Prospectus	70

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS R6
For the year ended September 30, 2020	$23.83	0.24		4.80	5.04	(0.28)	(0.28)	(0.56)
For the year ended September 30, 2019	$24.06	0.29		(0.30)	(0.01)	(0.22)	—	(0.22)
For the year ended September 30, 2018	$19.41	0.20		4.63	4.83	(0.18)	—	(0.18)
For the year ended September 30, 2017	$16.95	0.22		2.51	2.73	(0.27)	—	(0.27)
For the year ended September 30, 2016	$15.54	0.24	[14]	1.36	1.60	(0.19)	—	(0.19)
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS I
For the year ended September 30, 2020	$18.33	0.09		1.92	2.01	(0.11)	(0.23)	(0.34)
For the year ended September 30, 2019	$22.56	0.09	[6]	(2.69)	(2.60)	(0.04)	(1.59)	(1.63)
For the year ended September 30, 2018	$19.06	0.04		3.52	3.56	(0.05)	(0.01)	(0.06)
For the year ended September 30, 2017	$15.86	0.08		3.24	3.32	(0.12)	—	(0.12)
For the year ended September 30, 2016	$14.51	0.12		1.33	1.45	(0.10)	—	(0.10)
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS N
For the year ended September 30, 2020	$18.18	0.04		1.91	1.95	(0.07)	(0.23)	(0.30)
For the year ended September 30, 2019	$22.39	0.04	[6]	(2.66)	(2.62)	—	(1.59)	(1.59)
For the year ended September 30, 2018	$18.96	(0.01)		3.49	3.48	(0.04)	(0.01)	(0.05)
For the year ended September 30, 2017	$15.79	0.03		3.23	3.26	(0.09)	—	(0.09)
For the year ended September 30, 2016	$14.44	0.10		1.33	1.43	(0.08)	—	(0.08)
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS R6
For the year ended September 30, 2020	$18.32	0.10		1.94	2.04	(0.13)	(0.23)	(0.36)
For the year ended September 30, 2019	$22.56	0.12	[6]	(2.71)	(2.59)	(0.06)	(1.59)	(1.65)
For the year ended September 30, 2018	$19.06	0.07		3.51	3.58	(0.07)	(0.01)	(0.08)
For the year ended September 30, 2017	$15.86	0.10		3.23	3.33	(0.13)	—	(0.13)
For the year ended September 30, 2016	$14.50	0.14		1.34	1.48	(0.12)	—	(0.12)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS I
For the year ended September 30, 2020	$13.20	0.19		1.13	1.32	(0.33)	—	(0.33)
For the year ended September 30, 2019	$13.86	0.28		(0.68)	(0.40)	(0.26)	—	(0.26)
For the year ended September 30, 2018	$13.70	0.27		0.13	0.40	(0.24)	—	(0.24)
For the year ended September 30, 2017	$12.27	0.27		1.45	1.72	(0.29)	—	(0.29)
For the year ended September 30, 2016	$11.70	0.23		0.49	0.72	(0.15)	—	(0.15)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS N
For the year ended September 30, 2020	$13.10	0.15		1.13	1.28	(0.27)	—	(0.27)
For the year ended September 30, 2019	$13.77	0.23		(0.66)	(0.43)	(0.24)	—	(0.24)
For the year ended September 30, 2018	$13.63	0.24		0.13	0.37	(0.23)	—	(0.23)
For the year ended September 30, 2017	$12.22	0.27		1.41	1.68	(0.27)	—	(0.27)
For the year ended September 30, 2016	$11.68	0.19		0.51	0.70	(0.16)	—	(0.16)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS R6
For the year ended September 30, 2020	$13.16	0.20		1.13	1.33	(0.34)	—	(0.34)
For the year ended September 30, 2019	$13.83	0.29		(0.68)	(0.39)	(0.28)	—	(0.28)
For the year ended September 30, 2018	$13.67	0.27		0.14	0.41	(0.25)	—	(0.25)
For the year ended September 30, 2017	$12.24	0.28		1.45	1.73	(0.30)	—	(0.30)
For the year ended September 30, 2016	$11.70	0.23		0.50	0.73	(0.19)	—	(0.19)

AQR Funds—Prospectus	71

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$28.31	21.50%	$105,773	0.35%	0.30%	0.30%	0.96%	60%
$23.83	0.15%	$104,192	0.36%	0.30%	0.30%	1.28%	60%
$24.06	25.00%	$102,013	0.35%	0.30%	0.30%	0.92%	50%
$19.41	16.30%	$84,514	0.38%	0.30%	0.30%	1.25%	57%
$16.95	10.32%	$80,190	0.39%	0.30%	0.30%	1.48%[14]	49%

$20.00	11.02%	$42,662	0.89%	0.60%	0.60%	0.48%	60%
$18.33	(10.23)%	$50,757	0.91%	0.60%	0.60%	0.50%[6]	66%
$22.56	18.75%	$62,800	0.81%	0.60%	0.60%	0.22%	67%
$19.06	21.02%	$47,847	0.92%	0.60%	0.60%	0.47%	69%
$15.86	10.07%	$33,229	1.10%	0.60%	0.60%	0.83%	92%

$19.83	10.74%	$2,698	1.14%	0.85%	0.85%	0.23%	60%
$18.18	(10.44)%	$2,905	1.14%	0.83%	0.83%	0.24%[6]	66%
$22.39	18.43%	$5,720	1.06%	0.85%	0.85%	(0.04)%	67%
$18.96	20.73%	$3,230	1.12%	0.84%	0.84%	0.15%	69%
$15.79	9.95%	$154	1.26%	0.76%	0.76%	0.65%	92%

$20.00	11.19%	$1,842	0.81%	0.50%	0.50%	0.52%	60%
$18.32	(10.14)%	$302	0.81%	0.50%	0.50%	0.64%[6]	66%
$22.56	18.85%	$228	0.71%	0.50%	0.50%	0.32%	67%
$19.06	21.11%	$200	0.83%	0.50%	0.50%	0.58%	69%
$15.86	10.24%	$166	1.00%	0.50%	0.50%	0.92%	92%

$14.19	10.07%	$58,276	0.71%	0.55%	0.55%	1.42%	47%
$13.20	(2.58)%	$51,427	0.74%	0.55%	0.55%	2.18%	49%
$13.86	2.93%	$58,512	0.70%	0.55%	0.55%	1.90%	34%
$13.70	14.49%	$44,119	0.74%	0.55%[10]	0.55%[10]	2.22%[11]	62%
$12.27	6.18%	$33,887	0.76%	0.55%	0.55%	1.90%	87%

$14.11	9.85%	$2,861	0.96%	0.80%	0.80%	1.14%	47%
$13.10	(2.89)%	$3,189	0.99%	0.80%	0.80%	1.86%	49%
$13.77	2.75%	$7,817	0.95%	0.80%	0.80%	1.75%	34%
$13.63	14.23%	$4,800	0.95%	0.80%[10]	0.80%[10]	2.08%[11]	62%
$12.22	6.01%	$160	0.93%	0.72%	0.72%	1.61%	87%

$14.15	10.20%	$48,162	0.61%	0.45%	0.45%	1.52%	47%
$13.16	(2.54)%	$56,047	0.64%	0.45%	0.45%	2.32%	49%
$13.83	3.03%	$62,790	0.60%	0.45%	0.45%	1.95%	34%
$13.67	14.66%	$56,847	0.65%	0.45%[10]	0.45%[10]	2.27%[11]	62%
$12.24	6.25%	$55,739	0.66%	0.45%	0.45%	1.97%	87%

AQR Funds—Prospectus	72
*	Annualized for periods less than one year.
1	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
2

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

3

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

4	Ratios do not include the impact of the expenses of the underlying funds in which the Funds invests.
5	Portfolio turnover is not annualized.
6

For the period ended September 30, 2019 certain Funds received special dividends. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

Fund	Net Investment Income Per Share	Net Investment Income Ratio
AQR Large Cap Multi-Style Fund—Class I	$0.19	1.18%
AQR Large Cap Multi-Style Fund—Class N	0.15	0.90
AQR Large Cap Multi-Style Fund—Class R6	0.21	1.27
AQR Small Cap Multi-Style Fund—Class I	0.09	0.77
AQR Small Cap Multi-Style Fund—Class N	0.06	0.51
AQR Small Cap Multi-Style Fund—Class R6	0.11	0.87
AQR Emerging Multi-Style Fund—Class I	0.21	2.22
AQR Emerging Multi-Style Fund—Class N	0.16	1.69
AQR Emerging Multi-Style Fund—Class R6	0.19	2.01
AQR TM Large Cap Multi-Style Fund—Class I	0.14	1.09
AQR TM Large Cap Multi-Style Fund—Class N	0.11	0.86
AQR TM Large Cap Multi-Style Fund—Class R6	0.15	1.19
AQR TM Small Cap Multi-Style Fund—Class I	0.07	0.69
AQR TM Small Cap Multi-Style Fund—Class N	0.04	0.44
AQR TM Small Cap Multi-Style Fund—Class R6	0.08	0.79
AQR TM Emerging Multi-Style Fund—Class I	0.23	2.28
AQR TM Emerging Multi-Style Fund—Class N	0.14	1.41
AQR TM Emerging Multi-Style Fund—Class R6	0.21	2.09
AQR Large Cap Momentum Style Fund—Class I	0.23	1.09
AQR Large Cap Momentum Style Fund—Class N	0.18	0.85
AQR Large Cap Momentum Style Fund—Class R6	0.26	1.21
AQR Small Cap Momentum Style Fund—Class I	0.07	0.34
AQR Small Cap Momentum Style Fund—Class N	0.03	0.16
AQR Small Cap Momentum Style Fund—Class R6	0.11	0.55
AQR TM Small Cap Momentum Style Fund—Class I	0.06	0.35
AQR TM Small Cap Momentum Style Fund—Class N	0.01	0.09
AQR TM Small Cap Momentum Style Fund—Class R6	0.09	0.49

7	Amount is less than $.005 per share.
8

The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

9

For the period ended September 30, 2017 certain Funds received special dividends. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

Fund	Net Investment Income Per Share	Net Investment Income Ratio
AQR Small Cap Multi-Style Fund—Class I	$0.10	0.63%
AQR Small Cap Multi-Style Fund—Class N	0.06	0.37
AQR Small Cap Multi-Style Fund—Class R6	0.11	0.73
AQR Small Cap Momentum Style Fund—Class I	0.08	0.35
AQR Small Cap Momentum Style Fund—Class N	0.03	0.13
AQR Small Cap Momentum Style Fund—Class R6	0.10	0.43

10	Excludes impact of IRS closing agreement tax expense.
11	Includes impact of IRS closing agreement reimbursement.

AQR Funds—Prospectus	73
12	Certain expenses incurred by the Fund were not annualized for the period.
13	Includes 0.02%, 0.03% and 0.03% of extraordinary expenses related to legal and tax services for Classes I, N and R6 respectively.
14

For the period ended September 30, 2016 certain Funds received special dividends. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

Fund	Net Investment Income Per Share	Net Investment Income Ratio
AQR TM Small Cap Multi-Style Fund—Class I	$0.11	1.14%
AQR TM Small Cap Multi-Style Fund—Class N	0.09	0.92
AQR TM Small Cap Multi-Style Fund—Class R6	0.11	1.13
AQR TM Large Cap Momentum Style Fund—Class I	0.21	1.27
AQR TM Large Cap Momentum Style Fund—Class N	0.18	1.10
AQR TM Large Cap Momentum Style Fund—Class R6	0.22	1.36

15

For the period ended September 30, 2018 certain Funds received special dividends. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

Fund	Net Investment Income Per Share	Net Investment Income Ratio
AQR TM Emerging Multi-Style Fund—Class I	$0.22	1.90%
AQR TM Emerging Multi-Style Fund—Class N	0.18	1.52
AQR TM Emerging Multi-Style Fund—Class R6	0.23	1.96
AQR Small Cap Momentum Style Fund—Class I	0.03	0.12
AQR Small Cap Momentum Style Fund—Class N	(0.02)	(0.11)
AQR Small Cap Momentum Style Fund—Class R6	0.06	0.22

Financial Statements

The financial statements of the Funds included in each Fund’s annual report to shareholders are incorporated by reference into the SAI and have been audited by PricewaterhouseCoopers LLP. Copies of the reports are available by request as described above.

Additional Information About the Funds

Who are the principal holders of each Fund’s shares?

The following is a list of shareholders of each Fund who owned (beneficially or of record) 5% or more of a class of a Fund’s shares as of October 30, 2020.

Name and Address	Percentage Ownership
AQR Large Cap Multi-Style Fund—Class I

Charles Schwab & Co. Inc. ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	40.48%
National Financial Services LLC ATTN: Mutual Funds 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	33.31%

TD Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	10.63%
Merrill Lynch Pierce Fenner & Smith, Inc. 4800 Deer Lake Drive East Jacksonville, FL 32246-6484	5.72%

AQR Funds—Prospectus	74

Name and Address	Percentage Ownership

AQR Large Cap Multi-Style Fund—Class N

Charles Schwab & Co. Inc. ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	46.28%
TD Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	30.60%

National Financial Services LLC ATTN: Mutual Funds 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	15.43%

AQR Large Cap Multi-Style Fund—Class R6

National Financial Services LLC ATTN: Mutual Funds 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	51.69%
Charles Schwab & Co. Inc. ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	26.39%

Trust Company of America Englewood, CA 80155-6503	11.02%
TD Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	8.18%
AQR Small Cap Multi-Style Fund—Class I
Charles Schwab & Co. Inc. ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	60.71%

TD Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	20.13%
National Financial Services LLC ATTN: Mutual Funds 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	11.68%
AQR Small Cap Multi-Style Fund—Class N
LPL Financial LLC ATTN: Mutual Fund Operations PO Box 509046 San Diego, CA 92150-9046	64.90%

TD Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	14.68%

AQR Funds—Prospectus	75

Name and Address	Percentage Ownership
National Financial Services LLC ATTN: Mutual Funds 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	9.88%

Charles Schwab & Co. Inc. ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	7.05%

AQR Small Cap Multi-Style Fund—Class R6

Charles Schwab & Co. Inc. ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	64.36%
National Financial Services LLC ATTN: Mutual Funds 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	22.50%

Merrill Lynch Pierce Fenner & Smith, Inc. 4800 Deer Lake Drive East Jacksonville, FL 32246-6484	5.56%

AQR International Multi-Style Fund—Class I

Charles Schwab & Co. Inc. ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	60.10%
TD Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	20.16%

National Financial Services LLC ATTN: Mutual Funds 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	14.74%

AQR International Multi-Style Fund—Class N

TD Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	52.49%
National Financial Services LLC ATTN: Mutual Funds 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	38.98%

Charles Schwab & Co. Inc. ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	5.85%

AQR Funds—Prospectus	76

Name and Address	Percentage Ownership

AQR International Multi-Style Fund—Class R6

Charles Schwab & Co. Inc. ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	46.77%
Trust Company of America Englewood, CO 80155-6503	20.79%

National Financial Services LLC ATTN: Mutual Funds 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	18.11%
TD Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	9.75%

AQR Emerging Multi-Style Fund—Class I
Charles Schwab & Co. Inc. ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	53.49%

TD Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	22.33%
Raymond James 880 Carillion Parkway St. Petersburg, FL 33716-1102	13.93%

National Financial Services LLC ATTN: Mutual Funds 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	9.06%
AQR Emerging Multi-Style Fund—Class N

TD Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	61.86%
National Financial Services LLC ATTN: Mutual Funds 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	25.84%

Charles Schwab & Co. Inc. ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	12.08%
AQR Emerging Multi-Style Fund—Class R6

National Financial Services LLC ATTN: Mutual Funds 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	54.70%

AQR Funds—Prospectus	77

Name and Address	Percentage Ownership
Charles Schwab & Co. Inc. ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	18.05%

Trust Company of America Englewood, CO 80155-6503	16.43%
TD Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	7.15%

AQR TM Large Cap Multi-Style Fund—Class I
Charles Schwab & Co. Inc. ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	60.89%

National Financial Services LLC ATTN: Mutual Funds 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	26.80%
TD Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	11.29%

AQR TM Large Cap Multi-Style Fund—Class N
TD Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	61.27%

LPL Financial LLC ATTN: Mutual Fund Operations PO Box 509046 San Diego, CA 92150-9046	17.30%
Charles Schwab & Co. Inc. ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	14.17%
AQR Capital Management Holdings, LLC Two Greenwich Plaza Greenwich, CT 06830-6390	7.25%
AQR TM Large Cap Multi-Style Fund—Class R6
Charles Schwab & Co. Inc. ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	42.59%

National Financial Services LLC ATTN: Mutual Funds 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	27.13%
Trust Company of America Englewood, CA 80155-6503	10.05%

AQR Funds—Prospectus	78

Name and Address	Percentage Ownership

TD Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	8.63%
MAC & Co. Attn: Mutual Fund Operations 500 Grant Street Pittsburgh, PA 15219-2502	5.74%
AQR TM Small Cap Multi-Style Fund—Class I
Charles Schwab & Co. Inc. ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	85.84%

TD Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	12.17%

AQR TM Small Cap Multi-Style Fund—Class N

LPL Financial LLC ATTN: Mutual Fund Operations PO Box 509046 San Diego, CA 92150-9046	75.32%
Charles Schwab & Co. Inc. ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	10.82%

TD Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	10.16%

AQR TM Small Cap Multi-Style Fund—Class R6

AQR Investment Fund, LLC Two Greenwich Plaza Greenwich, CT 06830-6390	94.74%
Mr. Mark Zurack Two Greenwich Plaza Greenwich, CT 06830-6390	5.26%

AQR TM International Multi-Style Fund—Class I
Charles Schwab & Co. Inc. ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	45.44%

TD Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	28.11%
National Financial Services LLC ATTN: Mutual Funds 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	24.73%

AQR Funds—Prospectus	79

Name and Address	Percentage Ownership

AQR TM International Multi-Style Fund—Class N
TD Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	52.52%

Charles Schwab & Co. Inc. ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	31.14%
LPL Financial LLC ATTN: Mutual Fund Operations PO Box 509046 San Diego, CA 92150-9046	14.19%

AQR TM International Multi-Style Fund—Class R6
Charles Schwab & Co. Inc. ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	36.34%

National Financial Services LLC ATTN: Mutual Funds 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	33.25%
Trust Company of America Englewood, CO 80155-6503	12.78%

TD Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	9.77%

AQR TM Emerging Multi-Style Fund—Class I

Charles Schwab & Co. Inc. ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	50.27%
TD Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	40.90%

National Financial Services LLC ATTN: Mutual Funds 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	7.99%

AQR TM Emerging Multi-Style Fund—Class N

TD Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	44.67%
Charles Schwab & Co. Inc. ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	39.58%

AQR Funds—Prospectus	80

Name and Address	Percentage Ownership

LPL Financial LLC ATTN: Mutual Fund Operations PO Box 509046 San Diego, CA 92150-9046	12.85%

AQR TM Emerging Multi-Style Fund—Class R6

National Financial Services LLC ATTN: Mutual Funds 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	89.21%

AQR Large Cap Momentum Style Fund—Class I

TD Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	50.52%
Charles Schwab & Co. Inc. ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	31.27%
AQR Large Cap Momentum Style Fund—Class N
Charles Schwab & Co. Inc. ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	77.59%

LPL Financial LLC ATTN: Mutual Fund Operations PO Box 509046 San Diego, CA 92150-9046	17.06%

AQR Large Cap Momentum Style Fund—Class R6

Charles Schwab & Co. Inc. ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	50.49%
National Financial Services LLC ATTN: Mutual Funds 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	44.58%
AQR Small Cap Momentum Style Fund—Class I
TD Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	50.90%

Charles Schwab & Co. Inc. ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	38.14%
National Financial Services LLC ATTN: Mutual Funds 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	5.08%

AQR Funds—Prospectus	81

Name and Address	Percentage Ownership
AQR Small Cap Momentum Style Fund—Class N
LPL Financial LLC ATTN: Mutual Fund Operations PO Box 509046 San Diego, CA 92150-9046	69.60%
Charles Schwab & Co. Inc. ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	17.53%

National Financial Services LLC ATTN: Mutual Funds 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	9.39%

AQR Small Cap Momentum Style Fund—Class R6

Charles Schwab & Co. Inc. ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	63.17%
National Financial Services LLC ATTN: Mutual Funds 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	27.88%

AQR International Momentum Style Fund—Class I
TD Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	52.85%

Charles Schwab & Co. Inc. ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	34.56%

AQR International Momentum Style Fund—Class N

Charles Schwab & Co. Inc. ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	88.94%
LPL Financial LLC ATTN: Mutual Fund Operations PO Box 509046 San Diego, CA 92150-9046	9.07%

AQR International Momentum Style Fund—Class R6
Charles Schwab & Co. Inc. ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	58.71%

National Financial Services LLC ATTN: Mutual Funds 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	38.64%

AQR Funds—Prospectus	82

Name and Address	Percentage Ownership

AQR TM Large Cap Momentum Style Fund—Class I

TD Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	54.91%
Charles Schwab & Co. Inc. ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	28.89%

National Financial Services LLC ATTN: Mutual Funds 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	11.22%
AQR TM Large Cap Momentum Style Fund—Class N

LPL Financial LLC ATTN: Mutual Fund Operations PO Box 509046 San Diego, CA 92150-9046	86.38%
Charles Schwab & Co. Inc. ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	8.40%

AQR TM Large Cap Momentum Style Fund—Class R6
National Financial Services LLC ATTN: Mutual Funds 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	98.64%

AQR TM Small Cap Momentum Style Fund—Class I
TD Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	61.43%

Charles Schwab & Co. Inc. ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	31.25%
National Financial Services LLC ATTN: Mutual Funds 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	5.27%

AQR TM Small Cap Momentum Style Fund—Class N
LPL Financial LLC ATTN: Mutual Fund Operations PO Box 509046 San Diego, CA 92150-9046	73.14%

Charles Schwab & Co. Inc. ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	19.43%

AQR Funds—Prospectus	83

Name and Address	Percentage Ownership
AQR Investment Fund LLC Two Greenwich Plaza Greenwich, CT 06830-6353	7.25%

AQR TM Small Cap Momentum Style Fund—Class R6
National Financial Services LLC ATTN: Mutual Funds 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	87.98%

AQR Investment Fund LLC Two Greenwich Plaza Greenwich, CT 06830-6353	8.46%
AQR TM International Momentum Style Fund—Class I

TD Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	54.10%
Charles Schwab & Co. Inc. ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	34.01%

National Financial Services LLC ATTN: Mutual Funds 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	9.76%
AQR TM International Momentum Style Fund—Class N

LPL Financial LLC ATTN: Mutual Fund Operations PO Box 509046 San Diego, CA 92150-9046	80.37%
Charles Schwab & Co. Inc. ATTN: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	14.87%

AQR TM International Momentum Style Fund—Class R6
National Financial Services LLC ATTN: Mutual Funds 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	99.14%

[As of October 30, 2020, the trustees and officers of the Trust owned in the aggregate less than 1% of each Fund.]

Who are each Fund’s other service providers?

On behalf of the Funds, the Trust has entered into an Administration Agreement with JPMorgan Chase Bank, N.A. located at 70 Fargo Street, Boston, Massachusetts 02210.

The Trust has entered into a Distribution Agreement, on behalf of each Fund, with the Distributor, ALPS Distributors, Inc., pursuant to which the Distributor acts as distributor for each Fund and acts as agent for each Fund in selling its shares to the public. ALPS Distributors, Inc. is located at 1290 Broadway, Suite 1100, Denver, CO 80203. The Distributor offers shares of the Funds on a continuous basis and may engage in advertising and solicitation activities in connection therewith. The Distributor is not obligated to sell any certain number of shares of the Funds. The Distributor also reviews advertisements and acts as liaison for broker-dealer relationships. Investors purchasing or redeeming shares of a Fund through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

AQR Funds—Prospectus	84

The Custodian for the Funds is JPMorgan Chase Bank, N.A. (“JPM Custodian”), located at 1 Chase Manhattan Plaza, New York, NY 10005. The Custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. Under the custody agreements with the Trust, on behalf of the Funds, the Custodian holds each Fund’s securities and maintains all necessary accounts and records.

ALPS Fund Services, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203, has been retained to serve as the Funds’ transfer agent and dividend disbursing agent.

See the Fund SAI for more information on each Fund’s service providers.

Are the Funds required to hold annual meetings?

The Funds are not required, and do not intend, to hold annual meetings of shareholders. The Trust will call such special meetings of shareholders as may be required under the 1940 Act (e.g., to approve a new investment advisory agreement or to change the fundamental investment policies) or by the Declaration of Trust. A meeting of shareholders shall, however, be called by the Secretary upon the written request of the holders of not less than 10% of the outstanding shares of a Fund. The Fund will assist shareholders wishing to communicate with one another for the purpose of requesting such a meeting.

Legal Matters

Certain legal matters concerning the federal income tax consequences of the Reorganization will be passed upon by Simpson Thacher & Bartlett LLP, counsel to the Trust, and certain legal matters concerning the issuance of shares of the Funds will be passed upon by Richards, Layton & Finger, P.A., special Delaware counsel to the Trust.

AQR Funds—Prospectus	85

Appendix A

FUNDAMENTAL INVESTMENT RESTRICTIONS

The Funds’ policies set forth below are fundamental policies of each Fund; i.e., they may not be changed with respect to a Fund without shareholder approval. Shareholder approval means approval by the lesser of (1) more than 50% of the outstanding voting securities of the Fund, or (2) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy. Except for those investment policies of a Fund specifically identified as fundamental in the Fund Prospectuses and Fund SAI, the Funds’ investment objectives as described in the Prospectus, and all other investment policies and practices described in the Fund Prospectuses and Fund SAI, may be changed by the Board without the approval of shareholders.

Unless otherwise indicated, all of the percentage limitations below, and in the investment restrictions recited in the Fund Prospectuses, apply to each Fund on an individual basis, and apply only at the time a transaction is entered into, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated in item 2 below must be reduced to meet such limitations within the period required by the 1940 Act (currently three days).

1.	Shall be a “diversified company” as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.

2.	May borrow money to the extent permitted under the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.

3.

May not concentrate its investments in a particular industry or group of industries, except as permitted under the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing, this limitation will not apply to a Fund’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in Clause (ii)).

For the purposes of this policy, each Fund may use the industry classifications provided by Bloomberg, L.P., the Morgan Stanley Capital International/Standard & Poor’s Global Industry Classification Standard (“GICS”) or any other reasonable industry classification system. Wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

4.

May not purchase or sell real estate or any interest therein, other than as may be acquired as a result of ownership of securities or other instruments and provided that the Fund shall not be prevented from investing in securities backed by real estate or securities of companies engaged in the real estate business.

5.

May not purchase commodities or contracts relating to commodities, except as permitted under the 1940 Act and other applicable laws, rules and regulations, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

6.	May make loans to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

7.

May not act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that a Fund may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit a Fund to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program.

8.

May not issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit a Fund to: (a) enter into commitments to purchase securities in accordance with a Fund’s investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (b) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (c) purchase or sell derivative instruments to the extent permitted by its investment program and other restrictions.

The following notations are not considered to be part of the Funds’ fundamental policies and are subject to change without shareholder approval.

Unless otherwise indicated, all of the percentage limitations below, and in the investment restrictions recited in the Fund Prospectuses, apply to each Fund on an individual basis and except as noted in the following sentence, apply only at the time a transaction is entered into. Therefore, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund’s investments will not constitute a violation of such limitation, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must

AQR Funds—Prospectus	86

be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if the Fund’s holdings of illiquid securities exceed 15% of net assets because of changes in the value of the Fund’s investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets.

With respect to the fundamental policy relating to the concentration of investments set forth in (3) above, a Fund intends to include the Fund’s investments in securities of other industry-specific investment companies for purposes of calculating such Fund’s industry concentration, to the extent practicable.

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Appendix B

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [•] day of [•], 2020, by and between AQR Funds, a registered investment company organized as a Delaware statutory trust (the “Trust”), on behalf of its series, [•] (the “Target Fund”), and the Trust, on behalf of its series, [•] (the “Acquiring Fund”).

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of substantially all of the assets of the Target Fund to the Acquiring Fund, in exchange for the assumption by the Acquiring Fund of the Stated Liabilities (as defined in paragraph 1.3) of the Target Fund and shares of the Acquiring Fund having an aggregate net asset value (“NAV”) equal to the value of the assets of the Target Fund acquired by the Acquiring Fund reduced by the Stated Liabilities (such amount of Acquiring Fund shares, the “Acquiring Fund Shares”); (ii) the distribution, on or as soon as practicable after the Closing Date (as defined in paragraph 3.1), of the Acquiring Fund Shares to the shareholders of the Target Fund in liquidation and redemption of all outstanding shares of the Target Fund; and (iii) the subsequent termination of the Target Fund, all upon the terms and conditions set forth in this Agreement (the “Reorganization”);

WHEREAS, the Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, each of the Target Fund and the Acquiring Fund is a series of the Trust;

WHEREAS, each of the Target Fund and the Acquiring Fund qualifies as a “regulated investment company” under Subchapter M of the Code;

WHEREAS, the Acquiring Fund is authorized to issue the Acquiring Fund Shares;

WHEREAS, the Board of Trustees of the Trust has determined, on behalf of the Target Fund, that the Reorganization is advisable and, in accordance with Rule 17a-8 under the 1940 Act, (i) is in the best interests of the Target Fund and (ii) that the interests of the existing shareholders of the Target Fund will not be diluted as a result of the Reorganization; and

WHEREAS, the Board of Trustees of the Trust has determined, on behalf of the Acquiring Fund, that the Reorganization is advisable and, in accordance with Rule 17a-8 under the 1940 Act, (i) is in the best interests of the Acquiring Fund and (ii) that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	THE REORGANIZATION

1.1 The Exchange. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Target Fund agrees to convey, transfer and deliver substantially all of the assets of the Target Fund described in paragraph 1.2 free and clear of all liens, encumbrances and claims whatsoever to the Acquiring Fund. In exchange, the Acquiring Fund, agrees: (a) to deliver to the Target Fund the number of shares of the Acquiring Fund, determined by dividing: (A) the aggregate value of the Target Fund’s assets with respect to each class of the Target Fund, net of the Stated Liabilities (as defined in paragraph 1.3) of the Target Fund with respect to each class of the Target Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by (B) the NAV of one share of the corresponding class of the Acquiring Fund computed in the manner and as of the time and date set forth in paragraph 2.2; and (b) to assume the Stated Liabilities of the Target Fund as described in paragraph 1.3. Such transactions shall take place at the closing (the “Closing”) provided for in paragraph 3.1. For purposes of this Agreement, the Class N shares of the Target Fund correspond to the Class N shares of the Acquiring Fund, the Class I shares of the Target Fund correspond to the Class I shares of the Acquiring Fund and the Class R6 shares of the Target Fund correspond to the Class R6 shares of the Acquiring Fund, and the term “Acquiring Fund Shares” should be read to include each such class of shares of the Acquiring Fund unless the context requires otherwise.

1.2 Assets to be Acquired. The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all property owned by the Target Fund, including, without limitation, all cash, securities, commodities, interests in futures, forwards, swaps and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions, tax reclaims and other receivables), goodwill and other intangible property, all books and records belonging to the Target Fund, any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, and all interests, rights, privileges and powers, other than the Target Fund’s rights under this Agreement (the “Assets”).

1.3 Liabilities to be Assumed. The Target Fund will endeavor to identify and discharge, to the extent practicable, all of its liabilities and obligations, including all liabilities relating to operations, before the Closing Date. The Acquiring Fund shall assume only those accrued and unpaid liabilities of the Target Fund set forth in the Target Fund’s statement of assets and liabilities as of the Closing Date delivered by the Target Fund to the Acquiring Fund pursuant to paragraph 5.2 (the “Stated Liabilities”). The

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Acquiring Fund shall assume only the Stated Liabilities and shall not assume any other debts, liabilities or obligations of the Target Fund.

1.4 State Filings. Prior to the Closing Date, the Trust, on behalf of the Target Fund and the Acquiring Fund, shall make any filings with the State of Delaware, if any, that are required under the laws of the State of Delaware to be made prior to the Closing Date.

1.5 Liquidation and Distribution. On or as soon as practicable after the Closing Date, (i) the Target Fund will distribute in complete liquidation of the Target Fund, pro rata to its shareholders of record, determined as of the close of business at the Valuation Time (as defined below) (the “Target Fund Shareholders”), all of the Acquiring Fund Shares received by the Target Fund, and the Target Fund will redeem all of its outstanding shares. Such distribution will be accomplished by the transfer on the books of the Acquiring Fund of Acquiring Fund Shares credited to the account of the Target Fund to open accounts on the share records of the Acquiring Fund in the name of the Target Fund Shareholders, and representing the respective pro rata number and class of Acquiring Fund Shares due Target Fund Shareholders and (ii) the Target Fund will, unless otherwise directed by the Trust’s Board of Trustees, be terminated as a separate series of the Trust at such time as the distribution of Acquiring Fund Shares is made to Target Fund Shareholders and there are no outstanding shares of the Target Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

1.6 Ownership of Shares. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent (the “Acquiring Fund Transfer Agent”).

1.7 Transfer Taxes. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Target Fund shares on the books of the Target Fund as of that time shall, as a condition of such transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.8 Reporting Responsibility. Any reporting responsibility of the Trust, on behalf of the Target Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Trust, on behalf of the Target Fund.

1.9 Books and Records. Immediately after the Closing Date, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books. All books and records of the Target Fund transferred to the Acquiring Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder, shall be made available to the Target Fund from and after the Closing Date at the Acquiring Fund’s cost of producing such books and records until at least the date through which such books and records must be maintained under applicable law.

1.10 Action by the Trust, on behalf of the Acquiring Fund; Action by the Trust, on behalf of the Target Fund. The Trust, on behalf of the Acquiring Fund, shall take all actions expressed herein as being the obligations of the Trust, on behalf of the Acquiring Fund. The Trust, on behalf of the Target Fund, shall take all actions expressed herein as being the obligations of the Trust, on behalf of the Target Fund.

1.11 Withholding Taxes. For the avoidance of doubt, the Trust, on behalf of the Acquiring Fund, or the Acquiring Fund Transfer Agent will be entitled to deduct and withhold from amounts otherwise payable pursuant to this Agreement to any holder of shares of the Target Fund such amounts as the Trust, on behalf of the Acquiring Fund, or the Acquiring Fund Transfer Agent shall determine in good faith are required to be deducted and withheld with respect to such payments under the Code and the rules and Treasury Regulations promulgated thereunder, or any provision of state, local or foreign tax law. Any amounts so deducted and withheld will be timely paid to the applicable tax authority and will be treated for all purposes of this Agreement as having been paid to the holder of the shares of the Target Fund in respect of which such deduction and withholding was made.

2.	VALUATION

2.1 Valuation of Assets. The gross value of the Assets to be acquired by the Acquiring Fund hereunder shall be the gross value of such Assets as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the business day prior to the Closing Date (the “Valuation Time”), using the Acquiring Fund’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 Valuation of Shares. Acquiring Fund Shares of an aggregate NAV equal to the gross value of the Assets of the Target Fund acquired, determined as hereinafter provided, reduced by the amount of Stated Liabilities of the Target Fund assumed by the Acquiring Fund, shall be delivered by the Acquiring Fund in exchange for such Assets of the Target Fund and the assumption by the Acquiring Fund of the Target Fund’s Stated Liabilities. The NAV per share of the Class N, Class I and Class R6 Acquiring Fund Shares and the NAV per share of the Class N, Class I and Class R6 Target Fund shares shall be computed as of the Valuation Time, using the Acquiring Fund’s valuation procedures, or such other valuation procedures as shall be mutually agreed upon by the parties.

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3.	CLOSING AND CLOSING DATE

3.1 Closing Date. Subject to the terms and conditions set forth herein, the Closing shall occur on [•], 2021, or such other date and time as the parties may agree to in writing (the “Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place as of 8:00 a.m. Eastern Time on the Closing Date. The Closing shall be held at the offices of Simpson Thacher & Bartlett LLP, 900 G Street, N.W., Washington, D.C. 20001, or at such other time and/or place as the parties may agree.

3.2 Custodian’s Certificate. The Target Fund shall instruct its custodian (the “Target Fund Custodian”), to deliver at the Closing a certificate of an authorized officer that shall include certain statements to be agreed upon by the Acquiring Fund, the Target Fund and the Target Fund Custodian regarding the (a) delivery of the Assets in proper form to the Acquiring Fund on the Closing Date; and (b) payment or provision for payment of all necessary taxes including all applicable federal and state stock transfer stamps, if any, in conjunction with the delivery of Assets by the Target Fund. The Target Fund’s Assets represented by a certificate or other written instrument, electronic document or other format that is reasonably satisfactory to the custodian for the Acquiring Fund (the “Acquiring Fund Custodian”) shall be presented by the Target Fund Custodian to the Acquiring Fund Custodian for examination no later than five (5) business days preceding the Closing Date (or such other date as the parties may agree) and all Assets of the Target Fund at the Valuation Time shall be transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof free and clear of all liens, encumbrances and claims whatsoever, in accordance with the custom of brokers. The Target Fund’s Assets deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or other permitted counterparties or a futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and the Target Fund Custodian. The cash to be transferred by the Target Fund shall be transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund.

3.3 Effect of Suspension in Trading. In the event that, as of the Valuation Time, either: (i) (a) the primary exchange on which the portfolio securities of the Acquiring Fund or the Target Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund is impracticable, or (ii) the transfer of the Assets of the Target Fund is restricted, the Closing shall be postponed until the first business day after the day when trading is fully resumed and reporting or transferability is restored or such other date as the parties may agree to.

3.4 Transfer Agent’s Certificate. The Target Fund shall instruct its transfer agent (the “Target Fund Transfer Agent”), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Target Fund Shareholders as of the Valuation Time, and the number and percentage ownership (to four decimal places) of outstanding shares of the Target Fund owned by each Target Fund Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or instruct the Acquiring Fund Transfer Agent to issue and deliver, a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Target Fund, or provide evidence reasonably satisfactory to the Target Fund that such Acquiring Fund Shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund.

3.5 Delivery of Additional Items. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumption of liabilities, receipts and other documents, if any, as such other party or its counsel may reasonably request.

3.6 Failure to Deliver Assets. If the Target Fund is unable to make delivery pursuant to paragraph 3.2 hereof to the Acquiring Fund Custodian of any of the Assets of the Target Fund for the reason that any of such Assets have not yet been delivered to it by the Target Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, the Target Fund shall deliver, with respect to said Assets, executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Acquiring Fund or the Acquiring Fund Custodian, including brokers’ confirmation slips.

4.	REPRESENTATIONS AND WARRANTIES

4.1 Representations of the Trust, on behalf of the Target Fund. The Trust, on behalf of the Target Fund, represents and warrants to the Trust, on behalf of the Acquiring Fund, as follows:

(a) The Trust is a statutory trust that is duly organized, validly existing and in good standing under the laws of the State of Delaware. The Trust is duly authorized to transact business in the State of Delaware and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Trust or the Target Fund. The Target Fund is a legally designated, separate series of the Trust.

(b) The Trust is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c) The registration statement on Form N-14 of the Trust, on behalf of the Acquiring Fund, and the Combined Prospectus/Information Statement contained therein relating to the transactions contemplated by the Agreement that is filed with the Commission and becomes effective, as such registration statement may be amended or supplemented subsequent to the effective date of the registration statement (the “Registration Statement”), as of such effective date and at all times subsequent

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thereto up to and including the Closing Date, conforms and will conform, as it relates to the Trust and to the Target Fund based on information provided in writing by the Trust, on behalf of the Target Fund, for inclusion therein, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Trust and to the Target Fund based on information provided in writing by the Trust, on behalf of the Target Fund, for inclusion therein, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. Any written information furnished by the Trust, on behalf of the Target Fund, with respect to the Trust or the Target Fund for use in the Registration Statement or any other materials provided by the Trust, on behalf of the Target Fund, in connection with the Reorganization, as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(d) The Target Fund’s prospectus, statement of additional information and shareholder reports, to the extent incorporated by reference in the Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other applicable laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

(e) The Target Fund is not in violation of, and, subject to the satisfaction of the conditions precedent set forth in Articles 6 and 8 of this Agreement, the execution, delivery and performance of this Agreement in accordance with its terms by the Trust, on behalf of the Target Fund, will not result in the violation of Delaware state law, or any provision of the Trust’s declaration of trust (the “Target Fund Declaration of Trust”) or bylaws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Trust is a party, on behalf of the Target Fund, or by which the Target Fund is bound, nor will the execution, delivery and performance of this Agreement by the Trust, on behalf of the Target Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Target Fund, is a party, or by which the Target Fund is bound.

(f) The Target Fund has no material contracts, agreements or other similar commitments that will not be terminated without liability to it before the Closing Date, other than liabilities, if any, to be discharged prior to the Closing Date or that are Stated Liabilities.

(g) To the Trust’s knowledge, there is no litigation, claims, actions, suits, proceedings or investigations of or before any court or governmental body that are pending or threatened against the Target Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or which would prevent or hinder the ability of the Target Fund to carry out the transactions contemplated by this Agreement. The Trust knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(h) The audited financial statements of the Target Fund as of September 30, 2020 for the fiscal year then ended have been prepared in accordance with accounting principles generally accepted in the United States of America consistently applied (“GAAP”) and have been audited by [•], and such statements (true and complete copies of which have been furnished to the Acquiring Fund) fairly reflect in all material respects the financial condition and the results of operations of the Target Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Target Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements.

(i) There have been no changes in the financial position of the Target Fund as reflected in the audited financial statements as of September 30, 2020, other than those otherwise disclosed to the Acquiring Fund or occurring in the ordinary course of business in connection with the purchase and sale of portfolio assets, the issuance and redemption of Target Fund shares, the payment of normal operating expenses, dividends and capital gains distributions and as otherwise set forth in paragraph 5.1 of this Agreement. Since the date of the financial statements referred to in paragraph 4.1(h) above, there has been no material adverse change in the Target Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Target Fund (other than changes occurring in the ordinary course of business or as otherwise disclosed to the Acquiring Fund). For the purposes of this paragraph 4.1(i), a decline in the NAV of the Target Fund due to declines in the value of the Target Fund’s Assets, the discharge of the Target Fund’s liabilities or the redemption of Target Fund shares by Target Fund Shareholders shall not constitute a material adverse change.

(j) Since September 30, 2020, there has not been (i) any pending or to the knowledge of the Trust threatened litigation, which has had or may have a material adverse effect on the business, results of operations, assets or financial condition of the Target Fund; (ii) any option to purchase or other right to acquire shares of the Target Fund issued or granted by or on behalf of the Target Fund to any person other than subscriptions to purchase shares at NAV in accordance with the terms in the current prospectus for the Target Fund; (iii) any contract or agreement or amendment or termination of any contract or agreement entered into by or on behalf of the Target Fund, except any contracts or agreements that are entered into, amended or

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terminated in the ordinary course of business or as otherwise contemplated by this Agreement; (iv) any indebtedness incurred, other than in the ordinary course of business, by or on behalf of the Target Fund for borrowed money or any commitment to borrow money by or on behalf of the Target Fund; (v) any amendment of the Trust’s organizational documents in a manner materially affecting the Target Fund; and (vi) any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business) upon any asset of the Target Fund other than a lien for taxes not yet due and payable.

(k) As of the date hereof and at the Closing Date, all material federal and other tax returns and reports of the Target Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid unless otherwise disclosed to the Acquiring Fund. To the best of the Trust’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns, unless otherwise disclosed to the Acquiring Fund.

(l) The Trust is authorized to issue an unlimited number of shares of beneficial interest with no par value. All issued and outstanding shares of beneficial interest of the Target Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act of 1933, as amended (“1933 Act”) and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or objecting shareholder rights. All of the issued and outstanding shares of the Target Fund will, at the Valuation Time, be held by the persons and in the amounts set forth in the records of the Target Fund Transfer Agent as provided in paragraph 3.4. The Target Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Target Fund shares and has no outstanding securities convertible into any of the Target Fund shares.

(m) At the Closing Date, the Target Fund will have good and marketable title to the Assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances as to which the Acquiring Fund has received notice and which have been taken into account in the net asset valuation of the Target Fund, and, upon delivery of the Assets and the filing of any documents that may be required under Delaware state law, the Acquiring Fund will acquire good and marketable title to the Assets, subject to no restrictions on their full transfer, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted in writing by the Acquiring Fund.

(n) The Trust, on behalf of the Target Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Board of Trustees of the Trust. This Agreement constitutes a valid and binding obligation of the Trust, on behalf of the Target Fund, enforceable in accordance with its terms, and no other action or proceedings by the Trust, on behalf of the Target Fund, are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement of bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o) The information to be furnished by the Target Fund or by the Trust, on behalf of the Target Fund, for use in no-action letters, interpretive letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other applicable laws and regulations.

(p) The Target Fund has elected to qualify and has qualified as a “regulated investment company” under the Code (a “RIC”) as of and at all times since its first taxable year; qualifies and will continue to qualify as a RIC under the Code for its taxable year ending on the Closing Date; and has satisfied the distribution requirements imposed by Section 852(a) of the Code for each of its taxable years.

(q) Except for the Registration Statement, no consent, approval, authorization, or order of any court, governmental authority or shareholder is required for the consummation by the Trust, on behalf of the Target Fund, of the transactions contemplated herein, except such as may be required by the Commission or under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act and state securities laws. No consent of or notice to any other third party or entity is required for the consummation by the Target Fund of the transactions contemplated by this Agreement.

4.2 Representations of the Trust, on behalf of the Acquiring Fund. The Trust, on behalf of the Acquiring Fund, represents and warrants to the Trust, on behalf of the Target Fund, as follows:

(a) The Trust is a statutory trust that is duly organized, validly existing and in good standing under the laws of the State of Delaware. The Trust is duly authorized to transact business in the State of Delaware and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Trust or the Acquiring Fund. The Acquiring Fund is a legally designated, separate series of the Trust.

(b) The Trust is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

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(c) The Registration Statement, as of its effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Trust and to the Acquiring Fund based on information provided in writing by the Trust, on behalf of the Acquiring Fund, for inclusion therein, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Trust or the Acquiring Fund based on information provided in writing by the Trust, on behalf of the Acquiring Fund, for inclusion therein, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. Any written information furnished by the Trust, on behalf of the Acquiring Fund, with respect to the Trust or the Acquiring Fund for use in the Registration Statement or any other materials provided by the Trust, on behalf of the Acquiring Fund, in connection with the Reorganization, as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(d) The Acquiring Fund’s prospectus, statement of additional information and shareholder reports, to the extent incorporated by reference in the Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other applicable laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

(e) The Acquiring Fund is not in violation of, and, subject to the satisfaction of the conditions precedent set forth in Articles 7 and 8 of this Agreement, the execution, delivery and performance of this Agreement in accordance with its terms by the Trust, on behalf of the Acquiring Fund, will not result in the violation of Delaware state law, or any provision of the Trust’s declaration of trust (the “Acquiring Fund Declaration of Trust”) or bylaws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Fund, is a party, or by which the Acquiring Fund is bound, nor will the execution, delivery and performance of this Agreement by the Trust, on behalf of the Acquiring Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Fund, is a party, or by which the Acquiring Fund is bound.

(f) To the Trust’s knowledge, there is no litigation, claims, actions, suits, proceedings or investigations of or before any court or governmental body are pending or threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Trust knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g) The audited financial statements of the Acquiring Fund as of September 30, 2020 and for the fiscal year then ended have been prepared in accordance with GAAP consistently applied and have been audited by [•], and such statements (true and complete copies of which have been furnished to the Target Fund) fairly reflect in all material respects the financial condition and the results of operations of the Acquiring Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Acquiring Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements.

(h) There have been no changes in the financial position of the Acquiring Fund as reflected in the audited financial statements of the Acquiring Fund as of September 30, 2020, other than those otherwise disclosed to the Acquiring Fund or occurring in the ordinary course of business in connection with the purchase and sale of portfolio assets, the issuance and redemption of Acquiring Fund shares, the payment of normal operating expenses, dividends and capital gains distributions and as otherwise set forth in paragraph 5.1 of this Agreement. Since the date of the financial statements referred to in paragraph 4.2(g) above, there has been no material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Acquiring Fund (other than changes occurring in the ordinary course of business or as otherwise disclosed to the Acquiring Fund). For the purposes of this paragraph 4.2(h), a decline in the NAV of the Acquiring Fund due to declines in the value of Acquiring Fund’s assets, the discharge of Acquiring Fund’s liabilities or the redemption of Target Fund shares by Target Fund Shareholders shall not constitute a material adverse change.

(i) Since September 30, 2020, there has not been (i) any pending or to the knowledge of the Trust threatened litigation, which has had or may have a material adverse effect on the business, results of operations, assets or financial condition of the Acquiring Fund; (ii) any option to purchase or other right to acquire shares of the Acquiring Fund issued or granted by or on behalf of the Acquiring Fund to any person other than subscriptions to purchase shares at NAV in accordance with the terms in the current prospectus for the Acquiring Fund; (iii) any contract or agreement or amendment or termination of any contract or agreement entered into by or on behalf of the Acquiring Fund, except any contracts or agreements that are entered into, amended or terminated in the ordinary course of business or as otherwise contemplated by this Agreement; (iv) any indebtedness incurred, other than in the ordinary course of business, by or on behalf of the Acquiring Fund for borrowed money or any commitment to borrow money by or on behalf of the Acquiring Fund; (v) any amendment of the Trust’s organizational documents in a manner materially affecting the Acquiring Fund; and (vi) any grant or imposition of any lien, claim, charge or

AQR Funds—Prospectus	93

encumbrance (other than encumbrances arising in the ordinary course of business) upon any asset of the Acquiring Fund other than a lien for taxes not yet due and payable.

(j) As of the date hereof and at the Closing Date, all material federal and other tax returns and reports of the Acquiring Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid unless otherwise disclosed to the Target Fund. To the best of the Trust’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns, unless otherwise disclosed to the Target Fund.

(k) The Trust is authorized to issue an unlimited number of shares of beneficial interest with no par value. All issued and outstanding shares of common stock of the Acquiring Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act, and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares and has no outstanding securities convertible into any of the Acquiring Fund shares.

(l) The Trust, on behalf of the Acquiring Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Board of Trustees of the Trust. This Agreement constitutes a valid and binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, and no other action or proceedings by the Trust, on behalf of the Acquiring Fund, are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement of bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(m) The Acquiring Fund Shares to be issued and delivered to the Target Fund for the account of the Target Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, the Acquiring Fund Shares will be duly and validly issued and will be fully paid and nonassessable.

(n) The information to be furnished by the Acquiring Fund or by the Trust, on behalf of the Acquiring Fund, for use in no-action letters, interpretive letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other applicable laws and regulations.

(o) The Acquiring Fund has elected to qualify and has qualified as a RIC as of and at all times since its first taxable year; intends to continue to qualify as a RIC under the Code; and has satisfied the distribution requirements imposed by Section 852(a) of the Code for each of its taxable years.

(p) Except for the Registration Statement, no consent, approval, authorization or order of any court, governmental authority or shareholder is required for the consummation by the Trust, on behalf of the Acquiring Fund, of the transactions contemplated herein, except such as may be required by the Commission or under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws. No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement.

5.	COVENANTS OF THE TRUST, ON BEHALF OF THE ACQUIRING FUND, AND THE TRUST, ON BEHALF OF THE TARGET FUND

5.1 Operation in Ordinary Course. Subject to paragraphs 5.5, 7.2 and 7.5, each of the Acquiring Fund and the Target Fund will operate its business in the ordinary course of business between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions, as well as any asset dispositions or other transactions that are effected to utilize tax attributes or otherwise to improve the overall tax efficiency for the Target Fund, the Acquiring Fund and/or their shareholders. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2 Statement of Assets and Liabilities. The Target Fund will prepare and deliver to the Acquiring Fund at least five business days prior to the Closing Date a statement of the assets and the liabilities of the Target Fund as of such date for review and agreement by the parties to determine that the assets and the liabilities of the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Target Fund will deliver at the Closing (1) a statement of Assets and Stated Liabilities of the Target Fund as of the Valuation Time and (2) a list of the Target Fund’s Assets as of the Closing Date showing the tax costs of each of its assets by lot and the holding periods of such Assets, certified by the Treasurer or Assistant Treasurer of the Trust, on behalf of the Target Fund.

5.3 Access to Books and Records. Upon reasonable notice, the Target Fund shall make available to the Trust’s officers and agents, acting on behalf of the Acquiring Fund, all books and records of the Target Fund, and the Acquiring Fund shall make available to the Trust’s officers and agents, acting on behalf of the Target Fund, all books and records of the Acquiring Fund.

5.4 Additional Information. The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.

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5.5 Contract Termination or Assignment. The Trust, on behalf of the Target Fund, will terminate or assign all agreements to which the Trust, on behalf of the Target Fund, is a party (other than this Agreement) as they relate to the Target Fund, effective as of the Closing Date without any liability not paid prior to the Closing Date other than as accrued as part of the Stated Liabilities.

5.6 Further Action. Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will take or cause to be taken all action and do or cause to be done all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, the Trust, on behalf of the Target Fund, covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.7 Preparation of Registration Statement. The Trust, on behalf of the Acquiring Fund, will prepare and file with the Commission the Registration Statement relating to the Acquiring Fund Shares to be issued to shareholders of the Target Fund. The Registration Statement shall include a Combined Prospectus/Information Statement relating to the transactions contemplated by this Agreement. At the time the Registration Statement becomes effective and at the Closing Date, the Registration Statement shall be in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the materials and information necessary to prepare the Registration Statement, for inclusion therein. If at any time prior to the Closing Date a party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the party discovering the item shall notify the other party and the parties shall cooperate in promptly preparing and filing with the Commission and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

5.8 Declaration of Dividends. Prior to the valuation of the Assets as of the Valuation Time, the Target Fund shall have declared a dividend, dividends or other distribution or distributions, with a record and ex-dividend date prior to the Valuation Time, which, together with all previous dividends and distributions, shall have the effect of distributing to the shareholders of the Target Fund substantially all of the Target Fund’s investment company taxable income (computed without regard to any deduction for dividends paid) and net capital gains (after reduction for any capital loss carry forward) for all taxable periods ending on or before the Closing Date.

5.9 Tax Status of Reorganization. The intention of the parties is that the transaction contemplated by this Agreement will qualify as a reorganization within the meaning of Section 368(a) of the Code.

Neither the Acquiring Fund (nor the Trust on behalf of the Acquiring Fund) nor the Target Fund (nor the Trust on behalf of the Target Fund) shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Acquiring Fund and the Target Fund will take such action, or cause such action to be taken, as is reasonably necessary, to enable Simpson Thacher & Bartlett LLP, counsel to the Acquiring Fund and the Target Fund, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to Simpson Thacher & Bartlett LLP).

5.10 Reasonable Best Efforts. Each of the Acquiring Fund and the Target Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

5.11 Authorizations. The Trust, on behalf of the Acquiring Fund, agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state blue sky or securities laws as it may deem appropriate in order to operate in the normal course of business after the Closing Date.

5.12 Statement of Earnings and Profits. As promptly as practicable, the Trust, on behalf of the Target Fund, shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for U.S. federal income tax purposes, as well as any capital loss carryovers and items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code.

5.13 Information Statement. The Trust, on behalf of the Target Fund, agrees to mail to the Target Fund’s shareholders the Combined Prospectus/Information Statement contained in the Registration Statement or other documents as are necessary, which each comply in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

5.14 Tax Matters. The Trust, on behalf the Acquiring Fund, agrees to retain for a period of seven (7) years following the Closing Date all returns, schedules and work papers and all material records or other documents relating to tax matters of the Target Fund for its final taxable year and for all prior taxable periods. Any information obtained under this paragraph 5.14 shall be kept confidential except as otherwise may be necessary in connection with the filing of returns or claims for refund or in conducting an audit or other proceeding. After the Closing Date, the Trust, on behalf the Acquiring Fund, shall prepare, or cause its agents to prepare, any federal, state or local tax returns, including any Forms 1099, required to be filed and provided to required persons by the Target Fund with respect to its final taxable year ending with the Closing Date and for any prior periods or

AQR Funds—Prospectus	95

taxable years for which the due date for such return has not passed as of the Closing Date and further shall cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities and provided to required persons.

5.15 Tax Certificate. For purposes of allowing Simpson Thacher & Bartlett LLP, as counsel to the Trust, to render the tax opinion described in paragraph 8.5, the Trust, on behalf of each of the Acquiring Fund and the Target Fund, shall execute and deliver officer’s certificates containing appropriate representations and warranties that are customary for the transactions contemplated hereby at such time or times as may be reasonably requested by such counsel.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST, ON BEHALF OF THE TARGET FUND

The obligations of the Target Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by the Acquiring Fund (or the Trust, on behalf of the Acquiring Fund) pursuant to this Agreement on or before the Closing Date and, in addition, subject to the following conditions:

6.1 All representations, covenants and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2 The Board of Trustees of the Trust, on behalf of the Target Fund, has approved this Agreement with respect to the Target Fund, and such approval remains in full force and effect as of the Closing Date.

6.3 As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions (except as contemplated by the Registration Statement) nor any material increase in the investment management fee rate or other fee rates the Acquiring Fund is currently contractually obligated to pay for services provided to the Acquiring Fund, nor any material reduction in the expense reimbursement undertakings (either voluntary or contractual), from those described in the Registration Statement.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST, ON BEHALF OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Trust, on behalf of the Target Fund, of all the obligations to be performed by the Target Fund (or the Trust, on behalf of the Target Fund) pursuant to this Agreement on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1 All representations, covenants and warranties of the Trust, on behalf of the Target Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2 Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the valuation of the Assets as of the Valuation Time, the Target Fund shall have declared a dividend, dividends or other distribution or distributions, with a record and ex-dividend date prior to the valuation of the Assets, which, together with all previous dividends and distributions, shall have the effect of distributing to the shareholders of the Target Fund substantially all of the Target Fund’s investment company taxable income (computed without regard to any deduction for dividends paid) and net capital gains (after reduction for any capital loss carry forward) for all taxable periods ending on or before the Closing Date.

7.3 The Board of Trustees of the Trust, on behalf of the Acquiring Fund, has approved this Agreement with respect to the Acquiring Fund, and such approval remains in full force and effect as of the Closing Date.

7.4 As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions (except as contemplated by the Registration Statement) nor any material increase in the investment management fee rate or other fee rates the Target Fund is currently contractually obligated to pay for services provided to the Target Fund, nor any material reduction in the expense reimbursement undertakings (either voluntary or contractual), from those described in the Registration Statement.

7.5 The Trust, on behalf of the Target Fund, shall have taken all steps required to assign or terminate all agreements to which the Target Fund is a party (other than this Agreement) as they relate to the Target Fund and pursuant to which the Target Fund has outstanding or contingent liabilities, unless such liabilities have been accrued as part of the Stated Liabilities.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST, ON BEHALF OF EACH OF THE ACQUIRING FUND AND THE TARGET FUND

If any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to the Trust, the Target Fund or the Acquiring Fund the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 The Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

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8.2 All third party consents and all consents, authorizations, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such authorities) in each case required to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not reasonably be expected to have a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that any party hereto may waive any such conditions for itself.

8.3 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The registration statement of the Trust, on behalf of the Acquiring Fund, on Form N-1A under the 1933 Act covering the sale of shares of the Acquiring Fund shall be effective and no stop orders suspending the effectiveness thereof shall have bene issued.

8.4 As of the Closing Date, there shall be no pending litigation brought by any person against the Trust, the Target Fund or the Acquiring Fund or any of the investment advisers, trustees or officers of the foregoing, as applicable, arising out of, or seeking to prevent completion of the transactions contemplated by, this Agreement. Furthermore, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein. No action shall have been commenced or threatened by the Commission or any shareholder of the Acquiring Fund or the Target Fund seeking to prevent or materially alter the transactions contemplated by this Agreement.

8.5 The Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Target Fund, shall have received the written opinion of Simpson Thacher & Bartlett LLP, counsel to the Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Target Fund. Such written opinion will be dated as of the Closing Date and will be an opinion to the effect that the Reorganization will qualify for treatment as a “reorganization” within the meaning of Section 368(a) of the Code. In rendering such opinion, Simpson Thacher & Bartlett LLP shall be entitled to rely upon the representations contained in the officers’ certificates of the Trust, on behalf of each of the Acquiring Fund and the Target Fund, referred to in paragraph 5.15 hereto and upon such other representations as Simpson Thacher & Bartlett LLP reasonably deems relevant. Notwithstanding anything herein to the contrary, neither the Trust, on behalf of the Acquiring Fund, nor the Trust, on behalf of the Target Fund, may waive the conditions set forth in this paragraph 8.5.

9.	EXPENSES

The Target Fund and the Acquiring Fund (for purposes of this Article 9 only, each a “Fund” and together the “Funds”) will bear expenses incurred in connection with the Reorganization. Reorganization expenses may include, but are not limited to, costs and expenses (including legal fees) related to the preparation and distribution of materials to the Board of Trustees, obtaining an opinion of counsel as to certain tax matters, the preparation of this Agreement and the Registration Statement, fees of the Commission, the State of Delaware and any state securities commission (if any), transfer agency fees, auditing fees associated with each Fund’s financial statements, portfolio transfer taxes (if any), expenses relating to preparing, printing and mailing the Combined Prospectus/Information Statement included in the Registration Statement and any related materials, and any other legal, auditing or other fees in connection with the foregoing, which expenses will be borne directly by the respective Fund incurring the expense or allocated among the Funds based upon methodology as appropriate, unless AQR Capital Management, LLC (the “Adviser”) or one of its affiliates has agreed to bear all or a portion of the expenses of a particular Fund pursuant to a separate arrangement between the Adviser or one of its affiliates and such Fund. Neither the Funds nor the Adviser or their affiliates will pay any expenses of shareholders arising out of or in connection with the Reorganization.

10.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The parties hereto agree that no party has made to the other party any representation, warranty and/or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2 The representations and warranties of the parties hereto set forth in this Agreement shall not survive the consummation of the transactions contemplated herein.

11.	TERMINATION

11.1 This Agreement may be terminated at any time prior to the Closing Date by the mutual agreement of the Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Target Fund. In addition, the Trust, on behalf of the Acquiring Fund, or the Trust, on behalf of the Target Fund, may at its option terminate this Agreement at or before the Closing Date due to:

(a) a material breach by the other of any representation, warranty or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days; or

(b) a condition herein expressed to be precedent to the obligations of the terminating party or both parties that has not been met if it reasonably appears that it will not or cannot be met.

11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of a party, or its Board of Trustees, or officers, as applicable, to the other party or its Board of Trustees. In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.

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12.	AMENDMENTS

12.1 This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Trust, on behalf of the Acquiring Fund, and the officers of the Trust, on behalf of the Target Fund, as specifically authorized by the Board.

13.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

13.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without giving effect to principles of conflicts of law.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5 It is expressly agreed that the obligations of the Acquiring Fund or Target Fund hereunder shall not be binding upon any of the Trust’s trustees, shareholders, nominees, officers, agents or employees personally, but shall bind only the property of the Acquiring Fund and the Target Fund, as provided in the Trust’s declaration of trust and bylaws. No series of the Trust other than the Target Fund shall be responsible for the obligations of the Target Fund hereunder, and all persons shall look only to the assets of the Target Fund to satisfy the obligations of the Target Fund hereunder. No series of the Trust other than the Acquiring Fund shall be responsible for the obligations of the Acquiring Fund hereunder, and all persons shall look only to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring Fund hereunder. The execution and delivery of this Agreement have been authorized by the Board of Trustees of the Trust on behalf of the Acquiring Fund and the Target Fund, respectively, acting as such. Neither the authorizations by such Board nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Trust as provided in its declaration of trust.

14.	NOTICES

14.1 Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or e-mail or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the applicable party: to the Target Fund, Two Greenwich Plaza, 4th Floor, Greenwich, CT 06830, Attention: Nicole DonVito, Chief Legal Officer, or to the Acquiring Fund, Two Greenwich Plaza, 4th Floor, Greenwich, CT 06830, Attention: Nicole DonVito, Chief Legal Officer, or to any other address that the Target Fund or the Acquiring Fund shall have last designated by notice to the other party.

[REMAINDER OF PAGE INTENTIONALLY LEFT BLANK]

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IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

AQR FUNDS, ON BEHALF OF [INSERT TARGET FUND NAME]
By:
Name:
Title:

AQR FUNDS, ON BEHALF OF [INSERT ACQUIRING FUND’S NAME]
By:
Name:
Title:

AQR Funds—Prospectus	S-1

AQR FUNDS

AQR Emerging Multi-Style Fund

AQR TM International Momentum Style Fund

AQR TM International Multi-Style Fund

AQR TM Large Cap Momentum Style Fund

AQR TM Large Cap Multi-Style Fund

AQR TM Small Cap Momentum Style Fund

AQR TM Small Cap Multi-Style Fund

AQR TM Emerging Multi-Style Fund

AQR International Momentum Style Fund

AQR International Multi-Style Fund

AQR Large Cap Momentum Style Fund

AQR Large Cap Multi-Style Fund

AQR Small Cap Momentum Style Fund

AQR Small Cap Multi-Style Fund

PART B

STATEMENT OF ADDITIONAL INFORMATION

Dated [•], 2020

This Statement of Additional Information (“SAI”) is being furnished to you because you are a shareholder of one or more of the mutual funds set out in the table below under the heading “Target Funds” (each, a “Target Fund,” and together, the “Target Funds”). As provided in an Agreement and Plan of Reorganization (each, a “Reorganization Agreement” and together, the “Reorganization Agreements”), each Target Fund will be reorganized (each, a “Reorganization” and together, the “Reorganizations”) into a corresponding mutual fund that is also advised by AQR Capital Management, LLC (“AQR” or the “Adviser”)), as set out in the table below under the heading “Acquiring Funds” (each, an “Acquiring Fund,” together, the “Acquiring Funds,” and collectively with the Target Funds, the “Funds”). Each Fund is a separate series of AQR Funds (the “Trust”), a Delaware statutory trust registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Acquiring Fund is listed to the right of its Target Fund in the table below.

Target Funds	Acquiring Funds
AQR Emerging Multi-Style Fund	AQR TM Emerging Multi-Style Fund
AQR TM International Momentum Style Fund	AQR International Momentum Style Fund
AQR TM International Multi-Style Fund	AQR International Multi-Style Fund
AQR TM Large Cap Momentum Style Fund	AQR Large Cap Momentum Style Fund
AQR TM Large Cap Multi-Style Fund	AQR Large Cap Multi-Style Fund
AQR TM Small Cap Momentum Style Fund	AQR Small Cap Momentum Style Fund
AQR TM Small Cap Multi-Style Fund	AQR Small Cap Multi-Style Fund

This SAI sets forth information that may be of interest to shareholders relating to the Reorganizations, but which is not included in the Combined Information Statement/Prospectus, dated [•], 2020, of the Funds. As described in the Combined Information Statement/Prospectus, the relevant Target Fund will transfer its assets to the Acquiring Fund in exchange for the assumption of certain stated liabilities of the Target Fund and shares of the Acquiring Fund. The shares of the Acquiring Fund issued to each Target Fund will have an aggregate net asset value (“NAV”) equal to the aggregate NAV of the Target Fund’s shares outstanding as of the close of trading on the New York Stock Exchange (“NYSE”) on the business day immediately prior to the Closing Date of the Reorganization. Upon receipt by a Target Fund of the shares of the Acquiring Fund, the Target Fund will distribute the shares to its shareholders, and thereafter as soon as practicable after the Closing Date, the Target Fund will be terminated as a series of the Trust under Delaware state law.

As a result of a Reorganization, Target Fund shareholders will own the same class of shares of the Acquiring Fund (i.e., Class I Shares, Class N Shares or Class R6 Shares) as they own prior to the consummation of the Reorganization. A Target Fund shareholder will receive shares of the Acquiring Fund with an aggregate NAV equal to the aggregate NAV of the shares of the Target Fund that the shareholder owned immediately prior to the Reorganization.

This SAI is not a prospectus and should be read in conjunction with the Combined Information Statement/Prospectus. This SAI and the Combined Information Statement/Prospectus have been filed with the Securities and Exchange Commission. Copies of the Combined Information Statement/Prospectus are available upon request and without charge by calling (866) 290-2688, sending an email to info@aqrfunds.com or visiting the AQR Funds website at https://funds.aqr.com.

The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the prospectuses and Statement of Additional Information of the Target Funds and Acquiring Funds, other material incorporated by reference and other information regarding the Target Funds and Acquiring Funds.

AQR Funds—Prospectus	S-2

I. ADDITIONAL INFORMATION ABOUT THE

TARGET FUNDS AND THE ACQUIRING FUNDS

The Statement of Additional Information for the Funds, dated January 29, 2020, as supplemented to date (SEC File No. 333-153445), is incorporated by reference.

The Statement of Additional Information for the Funds is available free of charge by visiting the Funds’ Web site at funds.aqr.com or by calling (866) 290-2688, sending an email to info@aqrfunds.com or visiting the AQR Funds website at https://funds.aqr.com.

II. SUPPLEMENTAL FINANCIAL INFORMATION

On a voluntary basis, each Reorganization is relying on early adoption of Rule 6-11 under Regulation S-X. Rule 6-11(d)(2) requires that, with respect to any fund acquisition, registered investment companies must provide the fees and expenses and supplemental financial information required by Rule 6-11(d) under Regulation S-X in lieu of any pro forma financial statements required by Rules 11-01 to 11-03 under Regulation S-X. As a result, the pro forma financial statements of each Combined Fund are not required to be, and are not included in, this SAI. See “Fees and Expenses and Supplemental Financial Information” in the Combined Information Statement/Prospectus.

III. DOCUMENTS INCORPORATED BY REFERENCE

This SAI incorporates by reference:

(i)

the financial statements and report of the independent registered public accounting firm for the AQR Emerging Multi-Style Fund as contained in its Annual Report for the year ended September 30, 2020, as filed with the Securities and Exchange Commission on [•];

(ii)

the financial statements and report of the independent registered public accounting firm for the AQR TM Emerging Multi-Style Fund as contained in its Annual Report for the year ended September 30, 2020, as filed with the Securities and Exchange Commission on [•];

(iii)

the financial statements and report of the independent registered public accounting firm for the AQR TM International Momentum Style Fund as contained in its Annual Report for the year ended September 30, 2020, as filed with the Securities and Exchange Commission on [•];

(iv)

the financial statements and report of the independent registered public accounting firm for the AQR International Momentum Style Fund as contained in its Annual Report for the year ended September 30, 2020, as filed with the Securities and Exchange Commission on [•];

(v)

the financial statements and report of the independent registered public accounting firm for the AQR TM International Multi-Style Fund as contained in its Annual Report for the year ended September 30, 2020, as filed with the Securities and Exchange Commission on [•];

(vi)

the financial statements and report of the independent registered public accounting firm for the AQR International Multi-Style Fund as contained in its Annual Report for the year ended September 30, 2020, as filed with the Securities and Exchange Commission on [•];

(vii)

the financial statements and report of the independent registered public accounting firm for the AQR TM Large Cap Momentum Style Fund as contained in its Annual Report for the year ended September 30, 2020, as filed with the Securities and Exchange Commission on [•];

(viii)

the financial statements and report of the independent registered public accounting firm for the AQR Large Cap Momentum Style Fund as contained in its Annual Report for the year ended September 30, 2020, as filed with the Securities and Exchange Commission on [•];

(ix)

the financial statements and report of the independent registered public accounting firm for the AQR TM Large Cap Multi-Style Fund as contained in its Annual Report for the year ended September 30, 2020, as filed with the Securities and Exchange Commission on [•];

(x)

the financial statements and report of the independent registered public accounting firm for the AQR Large Cap Multi-Style Fund as contained in its Annual Report for the year ended September 30, 2020, as filed with the Securities and Exchange Commission on [•];

(xi)

the financial statements and report of the independent registered public accounting firm for the AQR TM Small Cap Momentum Style Fund as contained in its Annual Report for the year ended September 30, 2020, as filed with the Securities and Exchange Commission on [•];

AQR Funds—Prospectus	S-3

(xii)

the financial statements and report of the independent registered public accounting firm for the AQR Small Cap Momentum Style Fund as contained in its Annual Report for the year ended September 30, 2020, as filed with the Securities and Exchange Commission on [•];

(xiii)

the financial statements and report of the independent registered public accounting firm for the AQR TM Small Cap Multi-Style Fund as contained in its Annual Report for the year ended September 30, 2020, as filed with the Securities and Exchange Commission on [•]; and

(xiv)

the financial statements and report of the independent registered public accounting firm for the AQR Small Cap Multi-Style Fund as contained in its Annual Report for the year ended September 30, 2020, as filed with the Securities and Exchange Commission on [•].

Each of these reports contains historical financial information regarding the funds and is available without charge funds.aqr.com or by calling (866) 290-2688, sending an email to info@aqrfunds.com or visiting the AQR Funds website at https://funds.aqr.com.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017, has been appointed as the independent registered public accounting firm for the Target Funds and the Acquiring Funds. The financial statements included in each Fund’s Annual Report for the year ended September 30, 2020 have been audited by PricewaterhouseCoopers LLP. The report of PricewaterhouseCoopers LLP is incorporated herein by reference.

PART C

OTHER INFORMATION

Item 15. Indemnification

Article VII, Section 2 of the Declaration of Trust provides as follows:

A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder. No Trustee who has been determined to be an “audit committee financial expert” (for purposes of Section 407 of the Sarbanes-Oxley Act of 2002 or any successor provision thereto) by the Board of Trustees shall be subject to any greater liability or duty of care in discharging such Trustee’s duties and responsibilities by virtue of such determination than is any Trustee who has not been so designated.

Article VII, Section 3 of the Declaration of Trust provides as follows:

(a)        For purposes of this Section 3 and Section 5 of this Article VII and any related provisions of the By-laws, “Agent” means any Person who is, was or becomes an employee or other agent of the Trust who is not a Covered Person; “Proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “ liabilities” and “expenses” include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(b)        Subject to the exceptions and limitations contained in this Section, as well as any procedural requirements set forth in the By- Laws:

(i)        every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee or officer, and against amounts paid or incurred by him in the settlement thereof;

(ii)        every Person who is, has been, or becomes an Agent of the Trust may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been an Agent, and against amounts paid or incurred by him in the settlement thereof;

(iii)        every Person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any Proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having held such Other Position, and against amounts paid or incurred by him in the settlement thereof;

(c)        Without limitation of the foregoing and subject to the exceptions and limitations set forth in this Section, as well as any procedural requirements set forth in the By-Laws, the Trust shall indemnify each Covered Person who was or is a party or is threatened to be made a party to any Proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Covered Person, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act.

(d)        No indemnification shall be provided hereunder to any Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (collectively, “Disabling Conduct”) or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

(e)        The Trust’s financial obligations arising from the indemnification provided herein or in the By-Laws (i) may be insured by policies maintained by the Trust; (ii) shall be severable; (iii) shall not be exclusive of or affect any other rights to which any Person may now or hereafter be entitled; and (iv) shall continue as to a Person who has ceased to be subject to indemnification as provided in this Section as to acts or omissions that occurred while the Person was indemnified as provided herein and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, may be entitled, and other persons may be entitled by contract or otherwise under law.

(f)        Expenses of a Person entitled to indemnification hereunder in connection with the defense of any Proceeding of the character described in paragraphs (a) and (b) above may be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that either (i) such Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Person will be found entitled to indemnification under Section 3.

Article VII, Section 1 of the By-Laws provides as follows:

With respect to any Proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the Proceeding was brought, no indemnification shall be provided hereunder or pursuant to the Declaration of Trust to a Trustee, officer, Agent or other Person unless there has been a dismissal of the Proceeding by the court or other body before which it was brought for insufficiency of evidence of any Disabling Conduct with which such Trustee, officer, Agent or other Person has been charged or a determination that such Trustee, officer, Agent or other Person did not engage in Disabling Conduct:

(i)        by the court or other body before which the Proceeding was brought;

(ii)        by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the Proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(iii)        by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

Item 16. Exhibits

(1)(a)

Certificate of Trust as filed with the State of Delaware on September 4, 2008 (Incorporated by reference from the Registrant’s initial Registration Statement, SEC File No. 333-153445, filed September 11, 2008)

(1)(b)(1)	Declaration of Trust dated as of September 4, 2008 (Incorporated by reference from the Registrant’s initial Registration Statement, SEC File No. 333-153445, filed September 11, 2008)

(1)(b)(2)	Amended Schedule A to the Declaration of Trust (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed March 13, 2020)

(2)	Bylaws of the Registrant (Incorporated by reference from the Registrant’s initial Registration Statement, SEC File No. 333-153445, filed September 11, 2008)

(3)	Not applicable

(4)	Form of Agreement and Plan of Reorganization is attached as Appendix B to the Combined Information Statement/Prospectus.

(5)

The Trust does not issue Certificates. See Article III, “Meetings of Shareholders,” and Article VIII, “Inspection of Records and Reports” of Registrant’s Bylaws.1 See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings” of Declaration of Trust of the Registrant.

(6)(a)(i)	Third Amended and Restated Investment Management Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed January 27, 2017)

(6)(a)(ii)	First Amendment to Third Amended and Restated Investment Management Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed January 26, 2018)

(6)(a)(iii)	Second Amendment to Third Amended and Restated Investment Management Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed April 30, 2019)

(6)(a)(iv)	Third Amendment to Third Amended and Restated Investment Management Agreement is filed herewith as Exhibit (6)(a)(iv)

(6)(a)(v)	Form of the Fourth Amendment to Third Amended and Restated Investment Management Agreement is filed herewith as Exhibit (6)(a)(v)

(6)(b)(i)

Investment Management Agreement II between Registrant and AQR Capital Management, LLC (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed February 12, 2016)

(6)(b)(ii)

First Amendment to Investment Management Agreement II between Registrant and AQR Capital Management, LLC (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed December 9, 2016)

(6)(b)(iii)

Second Amendment to Investment Management Agreement II between Registrant and AQR Capital Management, LLC (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed August 22, 2017)

(6)(b)(iv)

Third Amendment to Investment Management Agreement II between Registrant and AQR Capital Management, LLC (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed December 27, 2017)

(6)(b)(v)

Fourth Amendment to Investment Management Agreement II between Registrant and AQR Capital Management, LLC (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed October 12, 2018)

(6)(b)(vi)

Fifth Amendment to Investment Management Agreement II between Registrant and AQR Capital Management, LLC (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed May 26, 2020)

(7)(a)(i)	Distribution Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed April 27, 2018)

(7)(a)(ii)	Distribution Fee Letter Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed April 27, 2018)

(7)(a)(iii)	First Amendment to Distribution Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed October 12, 2018)

(7)(a)(iv)	First Amendment to Distribution Fee Letter Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed October 12, 2018)

(7)(a)(v)	Second Amendment to Distribution Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed January 28, 2019)

(7)(a)(vi)	Second Amendment to Distribution Fee Letter Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed January 28, 2019)

(7)(a)(vii)	Third Amendment to Distribution Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed May 26, 2020)

(7)(a)(viii)	Third Amendment to Distribution Fee Letter Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed May 26, 2020)

(8)	Not applicable

(9)(a)(i)	Global Custody Agreement between AQR Funds and JPMorgan Chase Bank, N.A. (Incorporated by reference from the Registrants Registration Statement, 333-153445, filed September 28, 2010)

(9)(a)(ii)	Second Amendment to Global Custody Agreement between AQR Funds and JPMorgan Chase Bank, N.A. (Incorporated by reference from the Registrants Registration Statement, 333-153445, filed January 13, 2012)

(9)(a)(iii)	Third Amendment to Global Custody Agreement between AQR Funds and JPMorgan Chase Bank, N.A. (Incorporated by reference from the Registrants Registration Statement, 333-153445, filed June 25, 2012)

(9)(a)(iv)	Fourth Amendment to Global Custody Agreement between AQR Funds and JPMorgan Chase Bank, N.A. (Incorporated by reference from the Registrants Registration Statement, 333-153445, filed October 26, 2012)

(9)(a)(v)	Fifth Amendment to Global Custody Agreement between AQR Funds and JPMorgan Chase Bank, N.A. (Incorporated by reference from the Registrants Registration Statement, 333-153445, filed March 12, 2013)

(9)(a)(vi)	Sixth Amendment to Global Custody Agreement between AQR Funds and JPMorgan Chase Bank, N.A. (Incorporated by reference from the Registrants Registration Statement, 333-153445, filed June 20, 2013)

(9)(a)(vii)

Seventh Amendment to Global Custody Agreement between AQR Funds and JPMorgan Chase Bank, N.A. (Incorporated by reference from the Registrants Registration Statement, 333-153445, filed September 19, 2013)

(9)(a)(viii)	Eighth Amendment to Global Custody Agreement between AQR Funds and JPMorgan Chase Bank, N.A. (Incorporated by reference from the Registrants Registration Statement, 333-153445, filed March 27, 2014)

(9)(a)(ix)

Ninth Amendment to Global Custody Agreement between AQR Funds and JPMorgan Chase Bank, N.A. (Incorporated by reference from the Registrants Registration Statement, 333-153445, filed September 15, 2014)

(9)(a)(x)	Tenth Amendment to Global Custody Agreement between AQR Funds and JPMorgan Chase Bank, N.A. (Incorporated by reference from the Registrants Registration Statement, 333-153445, filed January 27, 2015)

(9)(a)(xi)

Eleventh Amendment to Global Custody Agreement between AQR Funds and JPMorgan Chase Bank, N.A. (Incorporated by reference from the Registrants Registration Statement, 333-153445, filed December 9, 2016)

(9)(a)(xii)	Joinder to Global Custody Agreement between AQR Funds and JPMorgan Chase Bank, N.A. (Incorporated by reference from the Registrants Registration Statement, 333-153445, filed December 27, 2017)

(9)(a)(xiii)	Joinder to Global Custody Agreement between AQR Funds and JPMorgan Chase Bank, N.A. (Incorporated by reference from the Registrants Registration Statement, 333-153445, filed May 26, 2020)

(10)(a)(i)	Amended and Restated Distribution Plan (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed January 27, 2015)

(10)(a)(ii)	Amended Exhibit A to Amended and Restated Distribution Plan (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed May 26, 2020)

(10)(b)	Twenty-Fourth Amended and Restated Multiple Class Plan (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed May 26, 2020)

(11)(a)(i)	Opinion of Counsel as to the legality of the securities being registered for AQR TM Emerging Multi-Style Fund is filed herewith as Exhibit (11)(a)(i)

(11)(a)(ii)	Opinion of Counsel as to the legality of the securities being registered for AQR International Momentum Style Fund is filed herewith as Exhibit (11)(a)(ii)

(11)(a)(iii)	Opinion of Counsel as to the legality of the securities being registered for AQR International Multi-Style Fund is filed herewith as Exhibit (11)(a)(iii)

(11)(a)(iv)	Opinion of Counsel as to the legality of the securities being registered for AQR Large Cap Momentum Style Fund is filed herewith as Exhibit (11)(a)(iv)

(11)(a)(v)	Opinion of Counsel as to the legality of the securities being registered for AQR Large Cap Multi-Style Fund is filed herewith as Exhibit (11)(a)(v)

(11)(a)(vi)	Opinion of Counsel as to the legality of the securities being registered for AQR Small Cap Momentum Style Fund is filed herewith as Exhibit (11)(a)(vi)

(11)(a)(vii)	Opinion of Counsel as to the legality of the securities being registered for AQR Small Cap Multi-Style Fund is filed herewith as Exhibit (11)(a)(vii)

(12)(a)	Form of Opinion and Consent of Simpson Thacher & Bartlett LLP with respect to tax consequences is filed herewith as Exhibit (12)(a)

(12)(b)	Opinion and Consent of Simpson Thacher & Bartlett LLP with respect to tax consequences will be filed by post-effective amendment

(13)(a)(i)

Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co. (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed September 28, 2010)

(13)(a)(ii)

Amendment to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co. (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed May 3, 2011)

(13)(a)(iii)

Amendment Two to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co. (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed July 15, 2011)

(13)(a)(iv)

Amendment Three to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co. (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed January 13, 2012)

(13)(a)(v)

Amendment Four to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co. (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed June 25, 2012)

(13)(a)(vi)

Amendment Five to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co. (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed October 26, 2012)

(13)(a)(vii)

Amendment Six to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co. (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed March 12, 2013)

(13)(a)(viii)

Amendment Seven to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co. (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed June 20, 2013)

(13)(a)(ix)

Amendment Eight to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co. (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed September 19, 2013)

(13)(a)(x)

Amendment Nine to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co. (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed March 27, 2014)

(13)(a)(xi)

Amendment Ten to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co. (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed September 15, 2014)

(13)(a)(xii)

Amendment Eleven to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co. (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed January 27, 2015)

(13)(a)(xii)

Amendment Twelve to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co. (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed December 9, 2016)

(13)(a)(xiii)

Joinder to Administration Agreement between AQR Funds and J.P. Morgan Chase Bank, N.A. (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed August 22, 2017)

(13)(a)(xiv)

Joinder to Administration Agreement between AQR Funds and J.P. Morgan Chase Bank, N.A. (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed December 27, 2017)

(13)(a)(xv)

Amendment to Administration Agreement between AQR Funds and J.P. Morgan Chase Bank, N.A. (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed August 1, 2018)

(13)(a)(xvi)

Joinder to Administration Agreement between AQR Funds and J.P. Morgan Chase Bank, N.A. (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed October 12, 2018)

(13)(a)(xvii)

Joinder to Administration Agreement between AQR Funds and J.P. Morgan Chase Bank, N.A. (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed May 26, 2020)

(13)(b)(i)	Transfer Agency and Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed December 17, 2008)

(13)(b)(ii)	Amendment to Transfer Agency and Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed May 19, 2009)

(13)(b)(iii)	Second Amendment to Transfer Agency and Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed December 28, 2009)

(13)(b)(iv)	Third Amendment to Transfer Agency and Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed September 28, 2010)

(13)(b)(v)	Fourth Amendment to Transfer Agency and Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed July 15, 2011)

(13)(b)(vi)	Fifth Amendment to Transfer Agency and Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed January 13, 2012)

(13)(b)(vii)	Sixth Amendment to Transfer Agency and Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed June 25, 2012)

(13)(b)(viii)	Seventh Amendment to Transfer Agency and Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed October 26, 2012)

(13)(b)(ix)	Eighth Amendment to Transfer Agency and Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed March 12, 2013)

(13)(b)(x)	Ninth Amendment to Transfer Agency and Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed March 12, 2013)

(13)(b)(xi)	Tenth Amendment to Transfer Agency and Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed June 20, 2013)

(13)(b)(xii)	Eleventh Amendment to Transfer Agency and Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed September 19, 2013)

(13)(b)(xii)	Twelfth Amendment to Transfer Agency and Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed March 27, 2014)

(13)(b)(xiii)	Thirteenth Amendment to Transfer Agency and Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed July 9, 2014)

(13)(b)(xiv)	Fourteenth Amendment to Transfer Agency and Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed September 15, 2014)

(13)(b)(xv)	Fifteenth Amendment to Transfer Agency and Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed January 27, 2015)

(13)(b)(xvi)	Sixteenth Amendment to Transfer Agency and Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed March 30, 2015)

(13)(b)(xvii)	Seventeenth Amendment to Transfer Agency and Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed February 12, 2016)

(13)(b)(xviii)	Eighteenth Amendment to Transfer Agency and Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed December 9, 2016)

(13)(b)(xix)	Nineteenth Amendment to Transfer Agency and Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed August 22, 2017)

(13)(b)(xx)	Twentieth Amendment to Transfer Agency and Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed December 27, 2017)

(13)(b)(xxi)	Twenty-First Amendment to Transfer Agency and Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed October 12, 2018)

(13)(b)(xxii)	Twenty-Second Amendment to Transfer Agency and Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed January 28, 2019)

(13)(b)(xxiii)	Twenty-Third Amendment to Transfer Agency and Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed May 26, 2020)

(13)(c)(i)	Transfer Agency Interactive Client Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed May 19, 2009)

(13)(c)(ii)	Amendment to Transfer Agency Interactive Client Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed May 19, 2009)

(13)(c)(iii)	Second Amendment to Transfer Agency Interactive Client Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed December 28, 2009)

(13)(c)(iv)	Third Amendment to Transfer Agency Interactive Client Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed September 28, 2010)

(13)(c)(v)	Fourth Amendment to Transfer Agency Interactive Client Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed July 15, 2011)

(13)(c)(vi)	Fifth Amendment to Transfer Agency Interactive Client Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed January 13, 2012)

(13)(c)(vii)	Sixth Amendment to Transfer Agency Interactive Client Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed June 25, 2012)

(13)(c)(viii)	Seventh Amendment to Transfer Agency Interactive Client Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed October 26, 2012)

(13)(c)(ix)	Eighth Amendment to Transfer Agency Interactive Client Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed March 12, 2013)

(13)(c)(x)	Ninth Amendment to Transfer Agency Interactive Client Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed March 12, 2013)

(13)(c)(xi)	Tenth Amendment to Transfer Agency Interactive Client Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed June 20, 2013)

(13)(c)(xii)	Eleventh Amendment to Transfer Agency Interactive Client Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed September 19, 2013)

(13)(c)(xiii)	Twelfth Amendment to Transfer Agency Interactive Client Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed March 27, 2014)

(13)(c)(xiv)	Thirteenth Amendment to Transfer Agency Interactive Client Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed July 9, 2014)

(13)(c)(xv)

Fourteenth Amendment to Transfer Agency Interactive Client Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed September 15, 2014)

(13)(c)(xvi)	Fifteenth Amendment to Transfer Agency Interactive Client Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed January 27, 2015)

(13)(c)(xvii)	Sixteenth Amendment to Transfer Agency Interactive Client Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed March 30, 2015)

(13)(c)(xviii)

Seventeenth Amendment to Transfer Agency Interactive Client Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed February 12, 2016)

(13)(c)(xix)	Eighteenth Amendment to Transfer Agency Interactive Client Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed December 9, 2016)

(13)(c)(xx)	Nineteenth Amendment to Transfer Agency Interactive Client Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed August 22, 2017)

(13)(c)(xxi)	Twentieth Amendment to Transfer Agency Interactive Client Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed December 27, 2017)

(13)(c)(xxii)

Twenty-First Amendment to Transfer Agency Interactive Client Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed October 12, 2018)

(13)(c)(xxiii)

Twenty-Second Amendment to Transfer Agency Interactive Client Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed January 28, 2019)

(13)(c)(xxiv)	Twenty-Third Amendment to Transfer Agency Interactive Client Services Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed May 26, 2020)

(13)(d)(i)	Fifth Amended and Restated Fee Waiver and Expense Reimbursement Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed January 28, 2019)

(13)(d)(ii)

First Amendment to Fifth Amended and Restated Fee Waiver and Expense Reimbursement Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed April 30, 2019)

(13)(d)(iii)

Second Amendment to Fifth Amended and Restated Fee Waiver and Expense Reimbursement Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed January 28, 2020)

(13)(d)(iv)

Third Amendment to Fifth Amended and Restated Fee Waiver and Expense Reimbursement Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed April 29, 2020)

(13)(d)(v)

Fourth Amendment to Fifth Amended and Restated Fee Waiver and Expense Reimbursement Agreement (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed May 26, 2020)

(14)	Consent of Independent Registered Public Accounting Firm is filed herewith as Exhibit (14)

(15)	Not applicable

(16)	Power of Attorney (Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed March 13, 2020)

Item 17. Undertakings

(1)        The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)        The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)        The undersigned registrant agrees that, in response to Exhibit 12 required by Item 16, the Opinion and Consent of Counsel – Simpson Thacher & Bartlett LLP, regarding certain tax matters, will be filed as part of a post-effective amendment to the registration statement.

SIGNATURES

As required by the Securities Act of 1933, this Registrant Statement has been signed on behalf of the Registrant, in the City of Greenwich, Connecticut, on the 17th day of November, 2020.

AQR Funds

By	/s/ Ted Pyne
Ted Pyne
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Ted Pyne	Ted Pyne
(Ted Pyne)	President (Principal Executive Officer)	November 17, 2020

/s/ Heather Bonner	Heather Bonner
(Heather Bonner)	Chief Financial Officer (Principal Financial Officer)	November 17, 2020

*	David Kabiller
(David Kabiller)	Trustee

*	William L. Atwell
(William L. Atwell)	Trustee

*	Gregg D. Behrens
(Gregg D. Behrens)	Trustee

*	Brian Posner
(Brian Posner)	Trustee

*	L. Joe Moravy
(L. Joe Moravy)	Trustee

*	Mark A. Zurack
(Mark A. Zurack)	Trustee

*By:	/s/ Nicole DonVito	November 17, 2020
Nicole DonVito
Attorney-in-fact for each Trustee

EXHIBIT INDEX

(6)(a)(iv) Third Amendment to Third Amended and Restated Investment Management Agreement

(6)(a)(v) Form of Fourth Amendment to Third Amended and Restated Investment Management Agreement

(11)(a)(i)	Opinion of Counsel as to the legality of the securities being registered for AQR TM Emerging Multi-Style Fund is filed herewith as Exhibit (11)(a)(i)

(11)(a)(ii)	Opinion of Counsel as to the legality of the securities being registered for AQR International Momentum Style Fund is filed herewith as Exhibit (11)(a)(ii)

(11)(a)(iii)	Opinion of Counsel as to the legality of the securities being registered for AQR International Multi-Style Fund is filed herewith as Exhibit (11)(a)(iii)

(11)(a)(iv)	Opinion of Counsel as to the legality of the securities being registered for AQR Large Cap Momentum Style Fund is filed herewith as Exhibit (11)(a)(iv)

(11)(a)(v)	Opinion of Counsel as to the legality of the securities being registered for AQR Large Cap Multi-Style Fund is filed herewith as Exhibit (11)(a)(v)

(11)(a)(vi)	Opinion of Counsel as to the legality of the securities being registered for AQR Small Cap Momentum Style Fund is filed herewith as Exhibit (11)(a)(vi)

(11)(a)(vii)	Opinion of Counsel as to the legality of the securities being registered for AQR Small Cap Multi-Style Fund is filed herewith as Exhibit (11)(a)(vii)

(12)(a)	Form of Opinion and Consent of Simpson Thacher & Bartlett LLP with respect to tax consequences

(14)	Consent of Independent Registered Public Accounting Firm